AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2015
                                File No. 33-67386
                                File No. 811-9154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 28

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 79

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             1221 N Street, Suite 200
                             Lincoln, Nebraska 68508
               (Complete Address of Depositor's Principal Office)

                                  ROBYN WYATT
                          Lincoln Benefit Life Company
                             1221 N Street, Suite 200
                             Lincoln, Nebraska 68508
                                 1-888-674-3667
                (Name and Complete Address of Agent for Service)

 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/    on May 1, 2015, pursuant to paragraph (b) of Rule 485
            60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS


          Flexible Premium Variable Universal Life Insurance Policies


                                   Issued by:
                          Lincoln Benefit Life Company


                              In connection with:
                   Lincoln Benefit Life Variable Life Account


                                Street Address:
                            1221 N Street, Suite 200
                               Lincoln, NE 68508


                                Mailing Address:
                                P.O. Box 660191
                             Dallas, TX 75266-0191


                        Telephone Number: 1-800-865-5237
                           Fax Number: 1-877-525-2689


This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy.

EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is May 1, 2015

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------





                                                             PAGE
SUMMARY
     Description of the Policy and Policy Benefits             4
     Risks of the Policy                                       6
     The Portfolios And Associated Risks                       7
FEE TABLES
     Transaction Fees                                          8
     Periodic Charges Other Than Portfolio Operating
     Expenses                                                  9
     Optional Benefit Charges                                 10
     Portfolio Total Annual Operating Expenses                11
PURCHASE OF POLICY AND PREMIUMS
     Application for a Policy                                 11
     Premium Payments                                         12
     Premium Limits                                           12
     Monthly Guarantee Premiums                               12
     Lifetime Guarantee Premium                               12
     Safety Net Premium                                       12
     Modified Endowment Contracts                             13
     Allocation of Premiums                                   13
POLICY VALUE
     General                                                  13
     Accumulation Units                                       14
     Accumulation Unit Value                                  14
     Written Requests and Forms in Good Order                 14
     Postponement of Payments                                 14
TRANSFERS
     General                                                  14
     Transfers Authorized by Telephone                        15
     Dollar Cost Averaging                                    15
     Portfolio Rebalancing                                    15
     Market Timing & Excessive Trading                        16
     Trading Limitations                                      16
     Agreements to Share Information with Funds               17
     Short Term Trading Fees                                  17
INVESTMENT AND FIXED ACCOUNT OPTIONS
     The Sub-Accounts and the Portfolios                      17
     Voting Rights                                            20
     Additions, Deletions and Substitutions of Securities     21
     The Fixed Account                                        21
     SelectBalance/SM/ Asset Allocation Program               21
DEATH BENEFITS AND OPTIONAL INSURANCE
BENEFITS
     Death Benefits                                           22
     Death Benefit Options                                    22


                                                             PAGE
     Change to Death Benefit Option                           23
     Change to Face Amount                                    23
     Optional Insurance Benefits                              24
POLICY LOANS
     General                                                  25
     Loan Interest                                            25
     Loan Repayment                                           25
     Pre-Existing Loan                                        25
     Effect on Policy Value                                   26
SURRENDERS AND WITHDRAWALS
     Surrenders                                               26
     Partial Withdrawal                                       26
SETTLEMENT OPTIONS                                            27
MATURITY                                                      27
LAPSE AND REINSTATEMENT
     Lapse and Grace Period                                   27
     Reinstatement                                            28
CANCELLATION AND CONVERSION RIGHTS
     Free-Look Period                                         28
     Conversion                                               28
CHARGES AND DEDUCTIONS
     Premium Charge                                           28
     Monthly Deduction                                        28
     Policy Fee                                               28
     Administrative Expense Charge                            29
     Risk Charge                                              29
     Cost of Insurance Charge                                 29
     Rider Charges                                            30
     Separate Account Income Taxes                            30
     Portfolio Charges                                        30
     Surrender Charge                                         30
     Transfer Fee                                             31
GENERAL POLICY PROVISIONS
     Beneficiaries                                            31
     Assignment                                               31
     Dividends                                                31
ABOUT US
     Lincoln Benefit Life Company                             31
     The Separate Account                                     31
FEDERAL TAXES
     Introduction                                             32
     Taxation of the Company and the Separate Account         32
     Taxation of Policy Benefits                              32
     Employer Owned Life Insurance (a.k.a. "COLI")            33

                                2   PROSPECTUS

                                       PAGE
     Modified Endowment Contracts       33
     Income Tax Withholding             34
     Diversification Requirements       34
     Ownership Treatment                34
DISTRIBUTION                            35
LEGAL PROCEEDINGS                       35
LEGAL MATTERS                           35
FINANCIAL STATEMENTS                    36
GLOSSARY OF SPECIAL TERMS               37
WHERE YOU CAN FIND MORE INFORMATION     38

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 37 of this prospectus.


                                 3   PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 11 and "Federal Taxes" beginning on page 32.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 33.

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, and provide a Guaranteed Minimum Death Benefit for either:

     (a)        the Insured's lifetime; or

     (b)        for issue ages 0-55: to the Insured's Attained Age 65;

     (c)        for issue ages 56-70: 10 Policy Years; or

     (d)        for issue ages 71-79: to the Insured's Attained Age 80

so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page 12.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub- Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 28. For additional discussion of your Policy Value, please see "Policy Value" on page 13.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 6 and "Transfers - Trading Limitations" on page 16.

6. HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page 28. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have


                                 4   PROSPECTUS
received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page
13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 14.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 25 and "Death Benefits and Optional Insurance Benefits" on page 22.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 23. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 32.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 30.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 26.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 6 and "Federal Taxes - Taxation of Policy Benefits" on page 32.

12. MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 25. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 32.


                                 5   PROSPECTUS

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 28.


RISKS OF THE POLICY
1. IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 7 and "Investment and Fixed Account Options" on page 17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 27. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 32.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 32.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawal" on page 26. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 32.

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges


                                 6   PROSPECTUS
and Deductions - Surrender Charge" on page 30. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 32.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 33.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 32.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1. WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.


                                 7   PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                      CHARGE                                   WHEN CHARGE IS DEDUCTED
------------------------------------------------- ------------------------------------------------
Premium Charge                                    When you pay a Premium.
Surrender Charge (per $1000 of Face Amount)       When you surrender your Policy during the
     (1)                                          first 12 Policy Years.
  MINIMUM AND MAXIMUM INITIAL SURRENDER
  CHARGE:
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  Each transfer after the first in each calendar
                                                  month.
Net Loan Interest Rate (3)(4)                     When you have a Policy Loan



                      CHARGE                                    AMOUNT DEDUCTED
------------------------------------------------- ------------------------------------------
Premium Charge                                    2.5% of the Premium amount.
Surrender Charge (per $1000 of Face Amount)
     (1)
  MINIMUM AND MAXIMUM INITIAL SURRENDER           Minimum: $2.27 per $1000.
  CHARGE:                                         Maximum: $50.66 per $1000
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE   $8.14 per $1000.
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  $25.00 maximum; $0 current
Net Loan Interest Rate (3)(4)                     Net Interest Rate on Standard Loans 2%
                                                  Net Interest Rate on Preferred Loans 0%

(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)   Currently, we are waiving this fee.

(3) The net interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 25.

(4) Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.


                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.


            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


               CHARGE                WHEN CHARGE IS DEDUCTED
----------------------------------- -------------------------
Cost of Insurance Charge (per       Monthly
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI
 CHARGE:
MINIMUM & MAXIMUM COI CHARGE
 FOR A 40-YEAR OLD MALE
 NON-SMOKER, $150,000 FACE
 AMOUNT
Policy Fee                          Monthly
Administrative Expense Charge       Yearly
Risk Charge (as a percentage of     Daily
 each Subaccount Value) (2)



               CHARGE                          AMOUNT DEDUCTED
----------------------------------- -------------------------------------
Cost of Insurance Charge (per
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI             GUARANTEED:                           CURRENT:
 CHARGE:                            Minimum: $0.06 per $1000.             Minimum: $0.06 per $1000.
                                    Maximum: $83.33 per $1000.            Maximum: $24.83 per $1000
MINIMUM & MAXIMUM COI CHARGE        GUARANTEED:                           CURRENT:
 FOR A 40-YEAR OLD MALE             Minimum: $0.20 per $1000.             Minimum: $0.19 per $1000.
 NON-SMOKER, $150,000 FACE          Maximum: $83.33 per $1000.            Maximum: $19.27 per $1000.
 AMOUNT
Policy Fee                          $ 5.00
Administrative Expense Charge       Annual Rate for Policy Years          Annual Rate for Policy Years 13+:
                                    1-12: 0.20% of the Policy             0%
                                    Value
Risk Charge (as a percentage of     Annual Rate for All Policy Years:
 each Subaccount Value) (2)         Guaranteed: 0.90%
                                    Current: 0.70%

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page 28.

  The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

  We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES


Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 24 below:


                 OPTIONAL BENEFIT                  WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------- ------------------------- --------------------------------
Children's Level Term Rider (per $5,000 unit of            Monthly                  $2.50 per unit
 coverage
Accidental Death Benefit Rider (per $1,000 of              Monthly
 benefit amount) (1)
  MINIMUM AND MAXIMUM COI CHARGE:                                            Minimum COI: $0.08 per $1,000
                                                                             Maximum COI: $0.13 per $1,000
  COI CHARGE FOR A 40-YEAR OLD MALE                                              COI: $0.10 per $1,000
  NON-SMOKER, $150,000 FACE AMOUNT
Continuation of Premium Rider (per $100 of                 Monthly
 benefit amount) (2)
  MINIMUM AND MAXIMUM COI CHARGE:                                             Minimum COI: $0.23 per $100
                                                                              Maximum COI: $1.54 per $100
  COI CHARGE FOR A 40-YEAR OLD MALE                                               COI: $0.41 per $100
  NON-SMOKER, $150,000 FACE AMOUNT
Additional Insured Rider (per $1,000 of benefit            Monthly
 amount) (3)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.07 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A                                                  GUARANTEED:
  40-YEAR OLD MALE NON-SMOKER, $150,000 FACE                                 Minimum COI: $0.20 per $1,000
  AMOUNT                                                                    Maximum COI: $83.33 per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.25 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Primary Insured Rider (per $1,000 of benefit               Monthly
 amount) (4)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.05 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A                                                  GUARANTEED:
  40-YEAR OLD MALE NON-SMOKER, $150,000 FACE                                 Minimum COI: $0.20 per $1,000
  AMOUNT                                                                     Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.17 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Accelerated Death Benefit Rider, Terminal                    N/A                          N/A
 Illness (5)

(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 10  PROSPECTUS

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider was added to your Policy. This Rider may no longer be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, may be added to your Policy at any time.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES


                                                                                            MINIMUM         MAXIMUM
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees,
and other expenses)                                                                        0.10%          1.32%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2014.

PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event,


                                11   PROSPECTUS
temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy Months, and Policy Years.

PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 32. Premiums must be sent to us at our home office. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Monthly Guarantee Premiums" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.

PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 33 below for more information.

MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.

LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.

SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

     Issue ages 0-55: to the Insured's Attained Age 65;

     Issue ages 56-70: 10 Policy Years; or

     Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot


                                12   PROSPECTUS
reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 27.

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.

MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 28.

POLICY VALUE
--------------------------------------------------------------------------------

GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


                                13   PROSPECTUS

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), minus
(3), where:

(1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),

(2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and

(3)   is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page 13.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.

TRANSFERS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 31, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 13. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
(i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred


                                14   PROSPECTUS
from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount


                                15   PROSPECTUS
transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account


                                16   PROSPECTUS
     underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Sub-Accounts);

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

o    the investment objectives and/or size of the Sub-Account's underlying
     Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

AGREEMENTS TO SHARE INFORMATION WITH FUNDS.
Under the Investment Company Act of 1940, Lincoln Benefit Life Company ("Lincoln Benefit") has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.

SHORT TERM TRADING FEES. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have


                                17   PROSPECTUS
no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND

EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE

SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
              --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


 Sub-Account                                         Investment Objective
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. American Value Fund - Series I        To provide above-average total return over a market
                                                    cycle of three to five years by investing in common
                                                    stocks and other equity securities.
 Invesco V.I. Growth and Income Fund - Series II    To seek long-term growth of capital and income
 Invesco V.I. Mid Cap Growth Fund - Series II       To seek capital growth
 Invesco V.I. Value Opportunities Fund - Series I   Long-term growth of capital
 DEUTSCHE VARIABLE SERIES I
 Deutsche Bond VIP - Class A                        To maximize total return consistent with preservation of
                                                    capital and prudent investment management, by
                                                    investing for both current income and capital
                                                    appreciation
 DEUTSCHE VARIABLE SERIES II
 Deutsche Global Income Builder VIP - Class A       To maximize income while maintaining prospects for
                                                    capital appreciation
 FEDERATED INSURANCE SERIES
 Federated Managed Volatility Fund II               High current income and moderate capital appreciation
 Federated Fund for U.S. Government Securities      Current income
  II
 Federated High Income Bond Fund II                 High current income



 Sub-Account                                         Investment Adviser
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. American Value Fund - Series I
                                                    INVESCO ADVISERS, INC.
 Invesco V.I. Growth and Income Fund - Series II
 Invesco V.I. Mid Cap Growth Fund - Series II
 Invesco V.I. Value Opportunities Fund - Series I
 DEUTSCHE VARIABLE SERIES I
 Deutsche Bond VIP - Class A
                                                    DEUTSCHE INVESTMENT
                                                    MANAGEMENT AMERICAS INC.
 DEUTSCHE VARIABLE SERIES II
 Deutsche Global Income Builder VIP - Class A       DEUTSCHE INVESTMENT
                                                    MANAGEMENT AMERICAS INC.
 FEDERATED INSURANCE SERIES
 Federated Managed Volatility Fund II               FEDERATED EQUITY
                                                    MANAGEMENT COMPANY OF
                                                    PENNSYLVANIA
 Federated Fund for U.S. Government Securities
                                                    FEDERATED INVESTMENT
  II
                                                    MANAGEMENT COMPANY
 Federated High Income Bond Fund II

                                18  PROSPECTUS

 Sub-Account                                             Investment Objective
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial       To obtain high total return with reduced risk over the
  Class                                                 long term by allocating its assets among stocks, bonds,
                                                        and short-term instruments.
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial   Long-term capital appreciation.
  Class
 Fidelity VIP Equity-Income Portfolio - Initial         Reasonable Income. The fund will also consider the
  Class                                                 potential for capital appreciation. The fund's goal is to
                                                        achieve a yield which exceeds the composite yield on the
                                                        securities comprising the S&P 500(Reg. TM) Index.
 Fidelity VIP Growth Portfolio - Initial Class          To achieve capital appreciation.
 Fidelity VIP Index 500 Portfolio - Initial Class       Investment results that correspond to the total return of
                                                        common stocks publicly traded in the United States, as
                                                        represented by the S&P 500(Reg. TM) Index.
 Fidelity VIP Money Market Portfolio - Initial          As high a level of current income as is consistent with
  Class                                                 preservation of capital and liquidity.
 Fidelity VIP Overseas Portfolio - Initial Class        Long-term growth of capital.
 ALPS VARIABLE INVESTMENT TRUST (1)
 Ibbotson Aggressive Growth ETF Asset                   Capital appreciation
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation                 Capital appreciation and some current income
  Portfolio Class I
 Ibbotson Conservative ETF Asset Allocation             Current income and preservation of capital
  Portfolio Class I
 Ibbotson Growth ETF Asset Allocation Portfolio         Capital appreciation
  Class I
 Ibbotson Income and Growth ETF Asset                   Current income and capital appreciation
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -                Long-term capital growth, consistent with preservation
  Institutional Shares                                  of capital and balanced by current income.
 Janus Aspen Series Enterprise Portfolio -              Long-term growth of capital
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -           Maximum total return, consistent with preservation of
  Institutional Shares                                  capital.
 Janus Aspen Series Forty Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Global Research Portfolio -         Long-term growth of capital.
  Institutional Shares
 Janus Aspen Series Janus Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Overseas Portfolio - Service        Long-term growth of capital
  Shares
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Large Cap Value Portfolio         Long-term growth of capital with current income as a
                                                        secondary objective
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class      Seeks capital appreciation



 Sub-Account                                             Investment Adviser
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset ManagerSM Portfolio - Initial
  Class
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial
  Class
 Fidelity VIP Equity-Income Portfolio - Initial
  Class
                                                        FIDELITY MANAGEMENT &
                                                        RESEARCH COMPANY (FMR)
 Fidelity VIP Growth Portfolio - Initial Class
 Fidelity VIP Index 500 Portfolio - Initial Class
 Fidelity VIP Money Market Portfolio - Initial
  Class
 Fidelity VIP Overseas Portfolio - Initial Class
 ALPS VARIABLE INVESTMENT TRUST (1)
 Ibbotson Aggressive Growth ETF Asset
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation
  Portfolio Class I
                                                        ALPS ADVISORS, INC. (ADVISER)
 Ibbotson Conservative ETF Asset Allocation
                                                        / IBBOTSON ASSOCIATES, INC.
  Portfolio Class I
                                                        (SUB-ADVISER)
 Ibbotson Growth ETF Asset Allocation Portfolio
  Class I
 Ibbotson Income and Growth ETF Asset
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -
  Institutional Shares
 Janus Aspen Series Enterprise Portfolio -
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -
  Institutional Shares
 Janus Aspen Series Forty Portfolio - Institutional     JANUS CAPITAL MANAGEMENT
  Shares                                                LLC
 Janus Aspen Series Global Research Portfolio -
  Institutional Shares
 Janus Aspen Series Janus Portfolio - Institutional
  Shares
 Janus Aspen Series Overseas Portfolio - Service
  Shares
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Large Cap Value Portfolio         LEGG MASON PARTNERS FUND
                                                        ADVISOR, LLC
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class      MFS(Reg. TM) INVESTMENT
                                                        MANAGEMENT

                                19  PROSPECTUS

  Sub-Account                                           Investment Objective
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer International Growth Fund/VA -           The fund seeks capital appreciation
  Service Shares
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA   Capital appreciation.
  - Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.               Portfolio seeks maximum total return, consistent with
  Dollar-Hedged) - Administrative Shares              preservation of capital and prudent investment
                                                      management.
 PIMCO VIT Total Return Portfolio -                   Portfolio seeks maximum total return, consistent with
  Administrative Shares                               preservation of capital and prudent investment
                                                      management.
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB        Capital growth. Current income is a secondary
                                                      objective.
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I         Long-term capital appreciation by investing primarily in
                                                      growth-oriented equity securities of large capitalization
                                                      companies.



  Sub-Account                                           Investment Adviser
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer International Growth Fund/VA -
  Service Shares
                                                      OPPENHEIMERFUNDS, INC.
 Oppenheimer Main Street Small Cap Fund(Reg. TM)/VA
  - Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged) - Administrative Shares
                                                      PACIFIC INVESTMENT
                                                      MANAGEMENT COMPANY LLC
 PIMCO VIT Total Return Portfolio -
  Administrative Shares
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB        PUTNAM INVESTMENT
                                                      MANAGEMENT, LLC
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I
                                                      MORGAN STANLEY INVESTMENT
                                                      MANAGEMENT INC. (2)

(1) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(2) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if


                                20   PROSPECTUS
the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES.
If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

o    to operate the Separate Account in any form permitted by law;

o to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

o to transfer assets from one Sub-Account to another, or to our general account;

o    to add, combine, or remove Sub-Accounts in the Separate Account;

o to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions"; and

o to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM. As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected at any time your Policy is inforce. The Select Balance program provides Policy Owners with an assessment questionnaire to help them determine their investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave


                                21   PROSPECTUS
differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account. Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and ADLLC, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page
24. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit Options:

     Option 1: the Death Benefit is the greater of: (a) the Face Amount of the
     ---------
     Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

     Option 2: the Death Benefit is the greater of: (a) the Face Amount plus
     ---------
     the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death


                                22   PROSPECTUS

Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:


            EXAMPLES                        A                  B
--------------------------------      -------------      -------------
Face Amount                           $150,000           $150,000
Death Benefit Option                         1                  1
Insured's Attained Age                      40                 40
Policy Value on Date of Death         $ 68,000           $ 54,000
Applicable Corridor Percentage             250%               250%
Death Benefit                         $170,200           $150,000

In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).

CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $25,000.

CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 30 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 32.


                                23   PROSPECTUS

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

o    Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25th birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

o    Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70th birthday; or (3) you ask to end the rider.

o    Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

o    Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75th birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

o    Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

o    Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

     (i) 50% of the Death Benefit as of the date the first request is paid; or

     (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

     (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

     (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

     (iii) pro-rata amount of any outstanding Policy Loan; and

     (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.


                                24   PROSPECTUS

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

POLICY LOANS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest.

As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.

PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the


                                25   PROSPECTUS
amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:


Transferred Policy Value        $190,000
Transferred Policy Loan         $ 40,000
Surrender Value                 $150,000
20% of Policy Value             $ 38,000
Preferred Loan                  $ 38,000
Standard Loan                   $  2,000

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------

SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.

PARTIAL WITHDRAWAL. General. While the Policy is in force after the first
                    --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


                                26   PROSPECTUS

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

     Option A - Interest. We hold the proceeds, credit interest to them and pay
     --------------------
     out the funds when the person entitled to them requests.

     Option B - Fixed Payments. We pay a selected monthly income until the
     --------------------------
     proceeds, and any interest credits, are exhausted.

     Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a
     -------------------------------------------------
     monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option D - Joint and Survivor. We pay the proceeds in a monthly income to
     ------------------------------
     two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option E - Period Certain. We pay the proceeds in monthly installments for
     --------------------------
     a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 22. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


                                27   PROSPECTUS

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------

FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

PREMIUM CHARGE. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.

MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1)   the Policy Fee;

2)   the annual administrative expense charge, when due;

3)   the cost of insurance charge for your Policy; and

4)   the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.

POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's Age 100.


                                28   PROSPECTUS

ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.


              EXAMPLE (40-YEAR OLD NON-SMOKING MALE):
--------------------------------------------------------------------
Face Amount                                            $150,000
Death Benefit Option                                          1
Policy Value on the Prior Monthly Deduction Day        $ 30,000
Insured's Attained Age                                       40
Corridor Percentage                                         250%
Death Benefit                                          $150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% x $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
$70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.


                                29   PROSPECTUS

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.

RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 24.

SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.

SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:



Male Non-Smoker          $ 8.14
Male Smoker              $ 9.55
Female Non-Smoker        $ 7.53
Female Smoker            $ 8.21
Unisex Non-Smoker        $ 8.02
Unisex Smoker            $ 9.27

Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:


Male Non-Smoker          $ 45.39
Male Smoker              $ 50.66
Female Non-Smoker        $ 38.98
Female Smoker            $ 41.15
Unisex Non-Smoker        $ 43.59
Unisex Smoker            $ 47.22

If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:


 POLICY YEAR        PERCENT OF CALCULATED CHARGE
-------------      -----------------------------
      1                         100%
      2                         100%
      3                         100%
      4                         100%
      5                         100%
      6                          95%
      7                          90%
      8                          80%
      9                          70%
      10                         50%
      11                         40%
      12                         20%
      13                          0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 x 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.


                                30   PROSPECTUS

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS. We do not pay any dividend under the Policies.

ABOUT US
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance. Our offices are located at 1221 N Street, Suite 200, Lincoln, NE 68508; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also "General Information and History" in the SAI.

THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other


                                31   PROSPECTUS
assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------

INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT.
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 33.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy,


                                32   PROSPECTUS
the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

o    change beneficiaries,

o    assign the Policy,

o    revoke an assignment,

o    pledge the Policy, or

o    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI").
The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

o    the insured was an employee within 12 months of death;

o    proceeds are paid to the insured's beneficiary;

o proceeds are used to buy back any equity interest owned by the insured at the time of death; or

o the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

o    more than 5% owners;

o    directors; and

o    anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

o    more than 10% owners;

o    one of the five highest paid officers; or

o    among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.

MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under
Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy


                                33   PROSPECTUS
prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

o any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, code Section 1441 provides that Lincoln Benefit, as a withholding agent, must withhold 30% of the taxable amounts paid to a non-resident alien not subject to FATCA. Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which would require 30% mandatory withholding for certain entities. Please see your personal tax advisor for additional information regarding FATCA. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 to certify the owners' foreign status. Withholding on taxable distributions may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for taxable life insurance distributions.

DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


                                34   PROSPECTUS

DISTRIBUTION
--------------------------------------------------------------------------------

Allstate Distributors, L.L.C. ("ADLLC"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as distributor of the Policies. ADLLC is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sold the Policy will be paid a maximum sales commission of approximately 4%. Registered representatives also may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no PrimaryInsured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
--------------------------------------------------------------------------------

As of May 1, 2013, matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, were passed upon by Angela K. Fontana, former General Counsel of Lincoln Benefit.


                                35   PROSPECTUS

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account as of December 31, 2014, and for each of the two periods in the period ended December 31, 2014 and 2013, the financial statements of Lincoln Benefit Life Company as of December 31, 2014 and 2013, and for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for the two years ended December 31, 2013 and 2012, the related financial statement schedules of Lincoln Benefit Life Company and the accompanying Reports of Independent Registered Public Accounting Firms appear in the Statement of Additional Information.


                                36   PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.


                                37   PROSPECTUS

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, to request information about the Policy, and to obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission ("SEC"). The current SAI is dated May 1, 2015. The SAI contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the SAI because you are bound by the terms contained in it.

We file reports and other information with the SEC. You may read and copy any document we file with the SEC, including the SAI, at the SEC's public reference room in Washington, DC. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http://www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2000.

                         LINCOLN BENEFIT LIFE COMPANY
            THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           1940 ACT FILE NO. 811-9154
                          1933 ACT FILE NO. 033-67386

                                38   PROSPECTUS

LBL6454-12

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: May 1, 2015

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                P.O. Box 660191
                            Dallas, Texas 75266-0191

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatement as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................

                         GENERAL INFORMATION AND HISTORY

Description of Lincoln Benefit Life Company. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938.
Our legal domicile and principal business address is 1221 N Street, Suite 200 Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of Resolution Life, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of Resolution Life L.P. (the "Limited Partnership"), a Bermuda limited partnership and Resolution Life (Parallel) Partnership, a Bermuda-based partnership.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable life business. The
Contracts offered by this prospectus were issued by us and will be funded in the Separate Account and/or the Fixed Account.

The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholder funds, benefits and expenses are ceded to Allstate Life Insurance Company ("Allstate Life"), Lincoln Benefit Reinsurance Company and other non-affiliated reinsurers.

Under our prior reinsurance agreement with Allstate Life, in effect through the date of the Company's acquisition by Resolution Life, Inc., substantially all contract related transactions were transferred through reinsurance agreements to Allstate Life or other third party reinsurers, and substantially all of the invested assets backing our liabilities reinsured with Allstate Life were owned by Allstate Life. Accordingly, the results of operations for the historical periods prior to April 1, 2014 with respect to applications received and contracts issued by Lincoln Benefit are reflected net of the reinsurance in Lincoln Benefit's statement of operations. The amounts reflected in our statement of operations for the historical periods prior to April 1, 2014 relate only to the investment of those assets of Lincoln Benefit that were owned by Lincoln Benefit and not assets of Allstate Life acquired with funds received under the reinsurance agreement. These assets represented our general account and were invested and managed by Allstate Life prior to the acquisition. While the reinsurance agreement provided us with financial backing from Allstate Life, it did not create a direct contractual relationship between Allstate Life and you.

On April 1, 2014, all of the capital stock in Lincoln Benefit was acquired by Resolution Life, Inc., pursuant to a Stock Purchase Agreement by and among Allstate Life, Resolution Life Holdings, Inc. ("Resolution Holdings") and the Limited Partnership. Immediately prior to that closing, Lincoln Benefit signed a Partial Commutation Agreement with Allstate Life (the "Partial Commutation Agreement''), whereby we commuted certain business previously reinsured to Allstate Life as noted above, including (a) all of the fixed deferred annuity, value adjusted deferred annuity and indexed deferred annuity business written by the Company that was previously reinsured to Allstate Life, (b) all of the life insurance business written by the Company through independent producers that was previously reinsured to Allstate Life, other than certain specified life business, and (c) all of the net liability of the Company with respect to the accident and health and long-term care insurance business written by the Company that was previously reinsured to Allstate Life. Effective April 1, 2014, the Company entered into a reinsurance agreement with a third party whereby risks associated with certain universal life and annuity policies were transferred, and in addition, also effective April 1, 2014, the Company entered into a reinsurance agreement with Lancaster Re Captive Insurance Company, a wholly-owned subsidiary of the Company, whereby risks associated with certain term and universal life policies were transferred. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you for your Contract.

State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

The financial statements as of and for the period ended December 31, 2013 and for the period from January 1, 2014 through March 31, 2014 of Lincoln Benefit Life Company, and as of and for the year-ended December 31, 2013 of the Lincoln Benefit Life Variable Life Account and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

The financial statements as of December 31, 2014 and for the period from April 1, 2014 through December 31, 2014 of Lincoln Benefit Life Company and the financial statements as of December 31, 2014 and for the year ended December 31, 2014 of the Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

(6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1) Any Net Premium allocated to it, plus

(2) Any Policy Value transferred to it from the Subaccounts; plus

(3) Interest credited to it; minus

(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

     Allstate Distributors, L.L.C, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

         The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                           2012     2013      2014
========================================= ======= ========  ========
========================================= ======= ========  ========
Commission paid to ADLLC that were paid      0        0        0
to other broker-dealers and registered
representatives

Commission kept by ADLLC                     0        0        0

Other fees paid to ADLLC for                 0        0        0
distribution services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sold the Policy will be paid a maximum sales commission of approximately 4%. Registered representatives also may be eligible for a trail commission of .25% of policy value on policies that have been in force for at least one year. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

     The financial statements of the Separate Account as of December 31, 2014, and for each of the two periods in the period ended as of December 31, 2014 and 2013, the financial statements of Lincoln Benefit Life Company as of December 31, 2014 and 2013, and for the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 through March 31, 2014 and for the two years ended December 31, 2013 and 2012, the related financial statement schedules of Lincoln Benefit Life Company, and the accompanying Reports of Independent Registered Public Accounting Firms appear in the Statement of Additional Information.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations and comprehensive income, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Lincoln Benefit Life Company and its subsidiary at December 31, 2014, and the results of their operations and their cash flows for the period from April 1, 2014 through December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, Schedule I -- Summary of Investments -- Other than Investments in Related Parties and Schedule IV -- Reinsurance (the "financial statement schedules") present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
April 13, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, Nebraska

We have audited the accompanying Balance Sheet of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 (Predecessor's Basis), and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis). Our audits also included Schedule IV --Reinsurance for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis). These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the Balance Sheet of Lincoln Benefit Life Company as of December 31, 2013 (Predecessor's Basis), and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion,
Schedule IV --Reinsurance for each of the two years in the period ended December 31, 2013 (Predecessor's Basis) and for the period from January 1, 2014 through March 31, 2014 (Predecessor's Basis), when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche, LLP

Chicago, Illinois
April 13, 2015

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) December 31, 2014 and December 31, 2013
($ in thousands, except par value data and share amounts)

                                                                                     Successor     Predecessor
                                                                                     12/31/2014    12/31/2013
                                                                                    -----------    -----------
ASSETS
   Fixed maturities, available-for-sale, at fair value (amortized cost $9,231,856
     and $284,928)................................................................. $ 9,390,647    $   290,882
   Commercial mortgage loans.......................................................   1,115,167             --
   Policy loans....................................................................     194,385             --
   Short-term investments..........................................................     361,369         55,959
   Other invested assets...........................................................      26,897             --
                                                                                    -----------    -----------
       Total Investments...........................................................  11,088,465        346,841
   Cash............................................................................      49,730          5,100
   Accrued investment income.......................................................      96,408             --
   Reinsurance recoverables -- nonaffiliates.......................................   5,694,965      2,190,417
   Reinsurance recoverables -- affiliates..........................................          --     14,518,174
   Valuation of business acquired..................................................     231,521             --
   Deposit receivable..............................................................   1,383,388             --
   Other assets....................................................................     592,202         83,735
   Separate account assets.........................................................   1,573,865      1,700,566
                                                                                    -----------    -----------
       Total Assets................................................................ $20,710,544    $18,844,833
                                                                                    ===========    ===========
LIABILITIES
   Future policy benefits and other policyholder liabilities....................... $ 6,463,964    $ 3,557,411
   Policyholders' account balances.................................................   9,829,337     13,124,115
   Accrued expenses and other liabilities..........................................     188,616        112,576
   Modified coinsurance payable....................................................   1,383,388             --
   Current income tax..............................................................          --          3,906
   Deferred income tax, net........................................................      40,732          2,564
   Other long-term debt -- affiliate...............................................     551,600             --
   Separate account liabilities....................................................   1,573,865      1,700,566
                                                                                    -----------    -----------
       Total Liabilities........................................................... $20,031,502    $18,501,138
                                                                                    ===========    ===========
   Commitments and Contingent Liabilities (Note 12)
SHAREHOLDER'S EQUITY
   Common stock, $100 par value, 30,000 shares authorized, 25,000 shares
     issued and outstanding........................................................ $     2,500    $     2,500
   Additional paid-in capital......................................................     593,558        180,000
   Accumulated other comprehensive income..........................................      85,498          3,870
   Retained earnings...............................................................      (2,514)       157,325
                                                                                    -----------    -----------
       Total Shareholder's Equity..................................................     679,042        343,695
                                                                                    -----------    -----------
       Total Liabilities and Shareholder's Equity.................................. $20,710,544    $18,844,833
                                                                                    ===========    ===========

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Statement of Operations and Comprehensive Income (Loss) (Successor) and Statements of Operations and Comprehensive Income
(Loss)(Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands)

                                                          Successor                                      Predecessor
                                                     --------------------         --------------------------------------
                                                     For the Period from          For the Period from
                                                        April 1, 2014               January 1, 2014      For the Year
                                                     through December 31,          through March 31,  Ended December 31,
                                                             2014                        2014                2013
                                                     --------------------         ------------------- ------------------
Revenues
    Premiums earned.................................       $ 20,384                     $   --             $     --
    Fee income from policyholders...................        259,169                         --                   --
    Net investment income...........................        288,571                      2,350               10,935
    Realized investment gains, net..................         46,092                        285                   --
                                                           --------                     ------             --------
       Total revenues...............................       $614,216                     $2,635             $ 10,935
                                                           --------       -   -         ------             --------
Expenses
    Policyholder benefits...........................       $216,543                     $   --             $     --
    Return credited to policyholders' account
     balances.......................................        256,703                         --                   --
    Operating and acquisition expenses..............         96,050                         --                   --
                                                           --------       -   -         ------             --------
       Total expenses...............................       $569,296                     $   --             $     --
                                                           --------       -   -         ------             --------
       Income Before Federal Income
        Tax.........................................       $ 44,920                     $2,635             $ 10,935
    Federal Income Tax Expense (Benefit)
       Current......................................             --                        914                3,902
       Deferred.....................................         14,234                          8                  (77)
                                                           --------       -   -         ------             --------
       Total income tax expense (benefit)...........         14,234                        922                3,825
                                                           --------       -   -         ------             --------
       NET INCOME...................................       $ 30,686                     $1,713             $  7,110
                                                           ========       =   =         ======             ========
    Other comprehensive (loss) income,
     before tax
       Net unrealized investment gains
        (losses):
          Unrealized investment gains
           (losses) for the period..................       $131,433                     $2,364             $(15,281)
          Reclassification adjustment for
           (gains) losses included in net
           income...................................             --                        285                    1
                                                           --------                     ------             --------
          Net unrealized investment gains
           (losses).................................        131,433                      2,079              (15,282)
                                                           --------       -   -         ------             --------
    Other comprehensive (loss) income, before
     tax
       Less: Income tax (benefit) related to:
          Unrealized investment gains
           (losses) for the period..................        (45,935)                      (828)               5,349
          Reclassification adjustment for
           (gains) losses included in net
           income...................................             --                       (100)                  --
                                                           --------                     ------             --------
          Net unrealized investment gains
           (losses).................................        (45,935)                      (728)               5,349
                                                           --------                     ------             --------
    Other comprehensive (loss) income...............         85,498                      1,351               (9,933)
                                                           --------                     ------             --------
    Comprehensive (loss) income.....................       $116,184                     $3,064             $ (2,823)
                                                           ========                     ======             ========

                                                     ------------------

                                                        For the Year
                                                     Ended December 31,
                                                            2012
                                                     ------------------
Revenues
    Premiums earned.................................      $    --
    Fee income from policyholders...................           --
    Net investment income...........................       11,590
    Realized investment gains, net..................          626
                                                          -------
       Total revenues...............................      $12,216
                                                          -------
Expenses
    Policyholder benefits...........................      $    --
    Return credited to policyholders' account
     balances.......................................           --
    Operating and acquisition expenses..............           --
                                                          -------
       Total expenses...............................      $    --
                                                          -------
       Income Before Federal Income
        Tax.........................................      $12,216
    Federal Income Tax Expense (Benefit)
       Current......................................        4,145
       Deferred.....................................          128
                                                          -------
       Total income tax expense (benefit)...........        4,273
                                                          -------
       NET INCOME...................................      $ 7,943
                                                          =======
    Other comprehensive (loss) income,
     before tax
       Net unrealized investment gains
        (losses):
          Unrealized investment gains
           (losses) for the period..................      $   977
          Reclassification adjustment for
           (gains) losses included in net
           income...................................          596
                                                          -------
          Net unrealized investment gains
           (losses).................................          381
                                                          -------
    Other comprehensive (loss) income, before
     tax
       Less: Income tax (benefit) related to:
          Unrealized investment gains
           (losses) for the period..................         (343)
          Reclassification adjustment for
           (gains) losses included in net
           income...................................         (209)
                                                          -------
          Net unrealized investment gains
           (losses).................................         (134)
                                                          -------
    Other comprehensive (loss) income...............          247
                                                          -------
    Comprehensive (loss) income.....................      $ 8,190
                                                          =======

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
Consolidated Statement of Shareholder's Equity(Successor) and Statement of Shareholder's Equity (Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014, and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands, except par value data and share amounts)



                                           Common Stock  Additional            Accumulated Other
                                           -------------  Paid-In   Retained  Other Comprehensive        Total
Predecessor                                Shares Amount  Capital   Earnings     Income (Loss)    Shareholder's Equity
-----------                                ------ ------ ---------- --------  ------------------- --------------------
Balance, December 31, 2011................ 25,000 $2,500  $180,000  $142,272        $13,556             $338,328
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     7,943             --                7,943
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --            247                  247
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                 8,190
                                                                                                        --------
Balance, December 31, 2012................ 25,000 $2,500  $180,000  $150,215        $13,803             $346,518
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     7,110             --                7,110
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --         (9,933)              (9,933)
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                (2,823)
                                                                                                        --------
Balance, December 31, 2013................ 25,000 $2,500  $180,000  $157,325        $ 3,870             $343,695
Comprehensive income (loss)
    Net income (loss).....................     --     --        --     1,713             --                1,713
    Other comprehensive income (loss),
     net of tax...........................     --     --        --        --          1,351                1,351
                                                                                                        --------
    Total comprehensive income
     (loss)...............................                                                                 3,064
                                                                                                        --------
Balance, March 31, 2014 (Note 1).......... 25,000 $2,500  $180,000  $159,038        $ 5,221             $346,759
----------------------------------------------------------------------------------------------------------------------

Successor
---------
Balance, April 1, 2014 (Note 1)........... 25,000 $2,500  $593,308  $     --        $    --             $595,808
Dividends to shareholder..................     --     --        --   (33,200)            --              (33,200)
Capital contribution......................     --     --       250        --             --                  250
Comprehensive income
    Net income............................     --     --        --    30,686             --               30,686
    Other comprehensive income, net of
     tax..................................     --     --        --        --         85,498               85,498
                                                                                                        --------
    Total comprehensive income............                                               --              116,184
                                           ------ ------  --------  --------        -------             --------
Balance, December 31, 2014................ 25,000 $2,500  $593,558  $ (2,514)       $85,498             $679,042
                                           ====== ======  ========  ========        =======             ========

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Consolidated Statement of Cash Flows (Successor) and Statements of Cash Flows (Predecessor)
For the Period from April 1, 2014 through December 31, 2014, the Period from January 1, 2014 through March 31, 2014 and the Years Ended December 31, 2013 and December 31, 2012
($ in thousands)

                                                                     Successor                          Predecessor
                                                               ---------------------   ---------------------------------
                                                                                          For the Period    For the Year
                                                                For the Period from    from January 1, 2014    Ended
                                                               April 1, 2014 through         through        December 31,
                                                                 December 31, 2014        March 31, 2014        2013
                                                               ---------------------   -------------------- ------------
Cash flows from operating activities:
Net income....................................................      $    30,686            $     1,713        $  7,110
   Adjustments to reconcile net loss to net cash:
   Policy charges and fee income..............................         (259,169)                    --              --
   Return credited to policyholders' account balances.........          256,703                     --              --
   Realized Investment gains, net.............................          (46,092)                  (285)             --
   Amortization/accretion of bond premium, net................           44,112                     94             630
   Amortization of value of business acquired.................           38,987                     --              --
   Changes in assets and liabilities:
   Decrease (increase) in insurance related liabilities and
    policy-related balances...................................          (21,964)                 6,402          (6,147)
   Decrease (increase) in receivable from/payable to
    affiliate.................................................               --                 24,358         (17,255)
   Deferred income tax expense (benefit)......................           14,234                    921            (329)
   Decrease (increase) in accrued investment income...........            6,838
   Decrease (increase) in other assets and liabilities........           31,780                (23,192)         16,007
                                                                    -----------            -----------        --------
Net cash provided by (used in) operating activities...........           96,115                 10,011              16
                                                                    -----------            -----------        --------
Cash flows from investing activities:
   Fixed maturities, available for sale
      Proceeds from sales and maturities......................        1,844,344                 21,341          62,645
      Purchases...............................................       (1,898,874)                    --         (38,896)
   Proceeds from sales and maturities of commercial
    mortgage loans............................................          150,849                     --              --
   Net purchases, sales, maturities of derivatives............           (8,636)                    --              --
   Net purchases, sales, maturities of other
    investments...............................................          620,425                 55,924         (31,738)
                                                                    -----------            -----------        --------
Net cash provided by (used in) investing activities...........          708,108                 77,265          (7,989)
                                                                    -----------            -----------        --------
Cash flows from financing activities:
   Policyholders' account deposits............................          340,128                     --              --
   Policyholders' account withdrawals.........................       (1,141,289)                    --              --
   Dividends paid to shareholder..............................          (33,200)                    --              --
   Change in overdrafts.......................................           39,089                     --              --
   Capital contribution.......................................              250                     --              --
                                                                    -----------            -----------        --------
Net cash provided by (used in) financing activities...........         (795,022)                    --              --
                                                                    -----------            -----------        --------
Net increase (decrease) in cash...............................            9,201                 87,276          (7,973)
Cash, beginning of period.....................................           40,529                  5,100          13,073
                                                                    -----------            -----------        --------
Cash, end of period...........................................      $    49,730            $    92,376        $  5,100
                                                                    -----------            -----------        --------
Supplemental schedule of cash flow information:
Cash paid during the year:
   Income taxes paid..........................................      $        --            $        --        $  4,200
   Interest paid..............................................      $     4,585            $        --        $     --
Commutation Agreement proceeds (see Note 1):
   Cash received on April 1, 2014.............................      $        --            $   143,348        $     --
   Cash received subsequent to April 1, 2014..................      $        --            $     5,946        $     --
   Invested assets transferred................................      $        --            $11,482,637        $     --
Noncash activities
   Issuance of vehicle note...................................      $   513,000            $        --        $     --
   Issuance of other long-term debt...........................      $   513,000            $        --        $     --
   Interest income on vehicle note............................      $    15,711            $        --        $     --
   Interest expense on other long-term debt...................      $    15,711            $        --        $     --
   Increase in vehicle note and other long-term debt..........      $    38,600            $        --        $     --
   Increase in modified coinsurance payable and deposit
    receivable................................................      $   166,963            $        --        $     --

                                                               ------------
                                                               For the Year
                                                                  Ended
                                                               December 31,
                                                                   2012
                                                               ------------
Cash flows from operating activities:
Net income....................................................   $  7,943
   Adjustments to reconcile net loss to net cash:
   Policy charges and fee income..............................         --
   Return credited to policyholders' account balances.........         --
   Realized Investment gains, net.............................       (626)
   Amortization/accretion of bond premium, net................        781
   Amortization of value of business acquired.................         --
   Changes in assets and liabilities:
   Decrease (increase) in insurance related liabilities and
    policy-related balances...................................     14,398
   Decrease (increase) in receivable from/payable to
    affiliate.................................................     25,752
   Deferred income tax expense (benefit)......................       (516)
   Decrease (increase) in accrued investment income...........
   Decrease (increase) in other assets and liabilities........    (32,761)
                                                                 --------
Net cash provided by (used in) operating activities...........     14,971
                                                                 --------
Cash flows from investing activities:
   Fixed maturities, available for sale
      Proceeds from sales and maturities......................     54,521
      Purchases...............................................    (51,209)
   Proceeds from sales and maturities of commercial
    mortgage loans............................................         --
   Net purchases, sales, maturities of derivatives............         --
   Net purchases, sales, maturities of other
    investments...............................................    (11,216)
                                                                 --------
Net cash provided by (used in) investing activities...........     (7,904)
                                                                 --------
Cash flows from financing activities:
   Policyholders' account deposits............................         --
   Policyholders' account withdrawals.........................         --
   Dividends paid to shareholder..............................         --
   Change in overdrafts.......................................         --
   Capital contribution.......................................         --
                                                                 --------
Net cash provided by (used in) financing activities...........         --
                                                                 --------
Net increase (decrease) in cash...............................      7,067
Cash, beginning of period.....................................      6,006
                                                                 --------
Cash, end of period...........................................   $ 13,073
                                                                 --------
Supplemental schedule of cash flow information:
Cash paid during the year:
   Income taxes paid..........................................   $  4,800
   Interest paid..............................................   $     --
Commutation Agreement proceeds (see Note 1):
   Cash received on April 1, 2014.............................   $     --
   Cash received subsequent to April 1, 2014..................   $     --
   Invested assets transferred................................   $     --
Noncash activities
   Issuance of vehicle note...................................   $     --
   Issuance of other long-term debt...........................   $     --
   Interest income on vehicle note............................   $     --
   Interest expense on other long-term debt...................   $     --
   Increase in vehicle note and other long-term debt..........   $     --
   Increase in modified coinsurance payable and deposit
    receivable................................................   $     --

              See Notes to the Consolidated Financial Statements

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

1. General

   Lincoln Benefit Life Company (the "Company" or "Lincoln Benefit") is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of Resolution Life, Inc. ("Resolution"), which in turn is a wholly owned subsidiary of Resolution Life Holdings, Inc. ("Holdings"). Resolution was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

   On April 1, 2014, Lancaster Re Captive Insurance Company ("Lancaster Re"), a Nebraska domiciled captive insurance company, became a wholly owned subsidiary of Lincoln Benefit when it was contributed to Lincoln Benefit by Resolution.

   The Company became a wholly owned subsidiary of Resolution on April 1, 2014 after receiving all required regulatory approvals. Prior to this date, it was a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"). On
July 17, 2013, Holdings executed a Stock Purchase Agreement (the "Acquisition") to acquire 100% of the Company from ALIC. In November 2013, Holdings assigned the right to acquire all of Lincoln Benefit's outstanding capital stock to Resolution pursuant to an Assignment Agreement. The purchase price was $595.8 million.

   The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies ("Allstate Financial Sales channel") and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased, and sales through the Allstate Financial sales channel will continue for a period up to 30 months after the closing date of Acquisition. We operate as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

   On April 1, 2014, immediately prior to the Acquisition (Predecessor Period), the Company, pursuant to a Partial Commutation Agreement, recaptured all deferred annuity, long-term care, accident and health and life business sold through Lincoln Benefit's independent master brokerage agencies, other than specified life business, previously reinsured by ALIC. The primary impacts of the Partial Commutation Agreement with ALIC were the receipt of investments, the reduction of the related reinsurance recoverable and the reestablishment of deferred acquisition costs. The Company's assets and liabilities increased by $1.33 billion and $0.19 billion, respectively. Since the Partial Commutation Agreement occurred between entities under common control, the excess of assets received and liabilities assumed was recorded as a capital contribution through additional paid-in capital.

   Additionally, Lincoln Benefit and ALIC entered into an Amended and Restated Reinsurance Agreement where ALIC continues to reinsure all life insurance business written by Lincoln Benefit through the Allstate Financial Sales channel, all immediate annuities written by Lincoln Benefit prior to closing of the Acquisition, and certain term life policies written by Lincoln Benefit. Lincoln Benefit's variable annuity business will remain reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. This business will continue to be administered by ALIC under an existing administrative services agreement between Lincoln Benefit and ALIC.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Under the acquisition method of accounting, the assets acquired and liabilities assumed are recorded at fair value at the date of acquisition. The following table summarizes the fair values of assets acquired and liabilities assumed as of April 1, 2014:

     ($ in thousands)
     ----------------
     Assets
     Fixed maturities.......................................... $ 9,194,903
     Commercial mortgage loans.................................   1,263,902
     Policy loans..............................................     196,451
     Short-term investments....................................     979,728
     Other invested assets.....................................       1,104
     Cash......................................................      40,529
     Accrued investment income.................................     103,246
     Reinsurance recoverable...................................   5,606,879
     Value of business acquired................................     290,795
     Deposit receivable........................................   1,550,351
     Intangibles...............................................       5,200
     Other assets..............................................     554,176
     Separate account assets...................................   1,661,007
                                                                -----------
        Total assets acquired..................................  21,448,271
                                                                -----------
     Liabilities
     Future policy benefits and other policyholder liabilities.   6,682,833
     Policyholders' account balances...........................  10,367,246
     Accrued expenses and other liabilities....................      78,026
     Modified coinsurance payable..............................   1,550,351
     Other long-term debt -- affiliate.........................     513,000
     Separate account liabilities..............................   1,661,007
                                                                -----------
        Total liabilities assumed..............................  20,852,463
                                                                -----------
        Net assets acquired.................................... $   595,808
                                                                ===========

   Included in the assets acquired is the value of business acquired ("VOBA"), which reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the future profits embedded in the acquired contracts at the acquisition date. See Note 11 for further explanation of VOBA. The assessment of fair value in accordance with ASC 805-20-25 included the establishment of intangible assets for VOBA and various state licenses.

Basis of Presentation

   The Company's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP"). The financial statements are presented for Successor and Predecessor periods, which relate to the accounting periods after and before April 1, 2014, respectively, the date of the closing of the Acquisition. For periods after April 1, 2014, the accompanying financial statements comprise the consolidated financial statements of the Company, which include the accounts of the Company and its subsidiary. Due to the Acquisition and the application of push-down accounting, different bases of accounting have been used to prepare the Predecessor and Successor financial statements. A black line separates the Predecessor and Successor financial statements to highlight the lack of comparability between these two periods. The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Consolidation

   The accompanying consolidated financial statements of the Successor include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Significant Accounting Policies

Cash

   Cash includes cash on hand, amounts due from banks, money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased.

Investments

   Fixed maturities include bonds, asset-backed securities ("ABS") residential mortgage-backed securities ("RMBS") and commercial mortgage-backed securities ("CMBS"). Fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale ("AFS") and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows -- Successor and Statement of Cash Flows -- Predecessor.

   The Company recognizes other-than-temporary impairments ("OTTI") for securities classified as AFS in accordance with ASC 320, Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

   If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds, historical default (by rating) data is used as a proxy for the probability of default, and loss given default

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

(by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

   Commercial mortgage loans ("CMLs") acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan and lease losses ("ALLL") representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

   Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy's anniversary date.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

   As part of the Company's overall risk management policy, the Company uses listed options and exchange traded futures to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivative financial instruments utilized by the Company in the period from April 1, 2014 through December 31, 2014 (the "Successor Period") included index option contracts and futures contracts. Derivatives are carried in the Company's Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash. Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option's notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. Purchased put and call index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in net investment income. If the purchased option contract expires without being exercised, the premiums paid are reported as net investment income and the corresponding asset previously recorded is reversed. The change in the fair value of written option contracts is reported in Realized investment gains, net, with an adjustment to a corresponding liability. Written call index option contracts are cash settled upon exercise and the gain or loss on settlement is reported in Realized investment gains, net.

   The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities.

Investment Income and Realized Gains and Losses

   Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company's policy to cease to carry accrued interest on commercial mortgage loans that are over 90 days delinquent. The Company held no non-income producing investments as of December 31, 2014.

   Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders' Benefits and Interest Credited

   Prior to April 1, 2014 or the periods prior to April 1, 2014 (the "Predecessor Periods"), the Company had reinsurance agreements whereby all premiums, fee income from policyholders and returns credited to policyholders, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Amounts reflected in the Statements of Operations and Comprehensive Income (Loss) are presented net of reinsurance.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrender values on traditional life and death benefits are reflected in policyholder benefits.

   Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. As of April 1, 2014, the Company has reinsurance agreements to transfer all the risk related to immediate annuities.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed or guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the policyholder account balance.

   Return credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

   Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

   The Company incurs significant costs in connection with renewal insurance business. All acquisition-related costs, including commissions, those related to general advertising, agent training, as well as all indirect costs, are expensed as incurred and reported in Operating and acquisition expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the period from April 1, 2014 through December 31, 2014. The Company also receives expense allowances on reinsurance ceded. These amounts are recognized when earned and reported in Operating expenses and acquisition expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the period from April 1, 2014 through December 31, 2014.

Reinsurance

   Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

   With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheet (Successor) and Balance Sheets (Predecessor). However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company, consequently, allowances are established for amounts deemed uncollectible.

   In the Predecessor periods, or the periods prior to April 1, 2014, the Company had reinsurance agreements whereby all insurance risks represented by premiums, fee income from policyholders, returns credited to policyholder account balances, policyholder benefits and substantially all expenses were ceded to ALIC and other reinsurers. Additionally, investment income earned on the assets that supported policyholder account balances and future policy benefits and other policyholder funds were not included in the Company's financial statements as those assets were owned and managed by ALIC and other reinsurers under the terms of the reinsurance agreements.

Value of Business Acquired ("VOBA")

   For interest sensitive life products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits ("EGP's") from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

   Separate Accounts assets are carried at fair value. The assets of the Separate Accounts are legally segregated and available only to settle separate account contract obligations. Separate Account liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the Separate Account assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statement of Operations and Comprehensive Income (Successor) or Statements of Operations and Comprehensive Income (Predecessor). Deposits to and surrenders and withdrawals from the Separate Accounts are reflected in Separate Accounts liabilities and are not included in cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Future Policy Benefits and Other Policyholder Liabilities -- Successor

   Policy liabilities are established for future policy benefits on certain annuity, life, and long term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss).

   For ASC 944-20 products, benefit reserves are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation. Mortality, morbidity and lapse assumptions for all policies are based on the Company's own experience and industry standards.

   Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

   Future policy benefit reserves for the portion of fixed indexed annuity policies with returns linked to the performance of a specified market index are equal to the sum of the fair value of the embedded derivatives and the host (or guaranteed) component of the contracts. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value for which returns are linked to an equity index, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy's life at a constant rate of interest. Future policy benefits reserves for the portion of fixed indexed annuities earning a fixed rate of interest, and other deferred annuity products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges.

   The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20, Financial Services -- Insurance Activities.

   Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Future Policy Benefit and Other Policyholder Liabilities - Predecessor

   Future policy benefit and other policyholder liabilities consist of the reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, and is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Policyholders' Account Balances -- Successor

   Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

   The Company holds additional liabilities for guaranteed minimum income benefits ("GMIB") associated with variable annuities, which are accounted for in accordance with ASC 944-20, Financial Services -- Insurance Activities. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits ("GMWB") are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company's GMIB, GMAB and GMWB reserves are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Policyholders' Account Balances -- Predecessor

   Policyholder account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholder account balances primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses. Policyholder account balances also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

Income Taxes -- Successor

   Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date. Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Income Taxes -- Predecessor

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, accrued expenses and reinsurance recoverables. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Other Long-Term Debt

   Effective April 1, 2014, and with Nebraska Department of Insurance (the "NE DOI" or the "Department of Insurance") approval, Lancaster Re issued a variable funding Surplus Note (the "Surplus Note") to its affiliate, Lanis, LLC. for $513,000,000 and acquired from Lanis a Vehicle Note (the "Vehicle Note") for $513,000,000.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

The Vehicle Note is held to support a portion of Lancaster Re's reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. (S)44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus
Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $38,600,000 and interest expense of $15,711,000 was recognized in the Successor Period from April 1, 2014 through December 31, 2014. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

   Other assets consist primarily of premiums due, intangible assets, the Vehicle Note, receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Adoption of New Accounting Pronouncements

   In February 2013, the Financial Accounting Standards Board issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under accounting principles generally accepted in the United States of America ("GAAP") to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The Company has applied pushdown accounting as a result of the Acquisition in the Successor Period, as disclosed in Note 1.

   In February 2015, the FASB issued updated guidance regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

those annual periods beginning after December 15, 2015, with early adoption permitted. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the Statement of Operations and Comprehensive Income (Loss) as a component of Income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

   In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016 and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

   In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's consolidated financial position, results of operations or financial statement disclosures.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


3. Investments

   The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2014 and 2013 were as follows:

                                                                          Gross      Gross
December 31, 2014 -- Successor                               Amortized  Unrealized Unrealized
($ in thousands)                                               Cost       Gains      Losses   Fair Value
------------------------------                               ---------- ---------- ---------- ----------
Fixed maturities
U.S. Treasury Securities and Obligations of U.S. Government
  Authority and Agencies.................................... $  810,057  $ 47,859   $   (590) $  857,326
Obligations of U.S. States and Political Subdivisions.......    250,008     5,638       (437)    255,209
All other corporate securities..............................  7,279,391   132,480    (34,126)  7,377,745
ABS.........................................................    373,304     6,107     (2,408)    377,003
CMBS........................................................    331,041     3,507     (1,065)    333,483
RMBS........................................................    188,055     2,849     (1,023)    189,881
                                                             ----------  --------   --------  ----------
   Total fixed maturities................................... $9,231,856  $198,440   $(39,649) $9,390,647
                                                             ==========  ========   ========  ==========

--------------------------------------------------------------------------------------------------------

                                                                          Gross      Gross
December 31, 2013 -- Predecessor                             Amortized  Unrealized Unrealized
($ in thousands)                                               Cost       Gains      Losses   Fair Value
--------------------------------                             ---------- ---------- ---------- ----------
Fixed maturities
U.S. government and agenciies............................... $   70,790  $  3,113   $    (57) $   73,846
Municipal...................................................      2,499       270         --       2,769
Corporate...................................................    190,186     5,784     (3,993)    191,977
Foreign government..........................................      4,999       165         --       5,164
CMBS........................................................      2,588        88         --       2,676
RMBS........................................................     13,866       584         --      14,450
                                                             ----------  --------   --------  ----------
   Total fixed maturities................................... $  284,928  $ 10,004   $ (4,050) $  290,882
                                                             ==========  ========   ========  ==========

Scheduled Maturities -- Successor

   The scheduled maturities for fixed maturities are as follows as of December 31, 2014:

                                                        Amortized
  ($ in thousands)                                        Cost     Fair Value
  ----------------                                      ---------- ----------
  Due in one year or less.............................. $  425,248 $  425,238
  Due after one year through five years................  1,775,910  1,779,194
  Due after five years through ten years...............  4,001,723  4,060,017
  Due after ten years..................................  2,136,575  2,225,831
                                                        ---------- ----------
     Total before asset and mortgage-backed securities.  8,339,456  8,490,280
  Asset and mortgage-backed securities.................    892,400    900,367
                                                        ---------- ----------
     Total fixed maturities............................ $9,231,856 $9,390,647
                                                        ========== ==========

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Commercial Mortgage Loans -- Successor

   The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The following table presents the Company's commercial mortgage loan portfolio by geographical region as of December 31, 2014:

                                                      Carrying
                 ($ in thousands)                      Value
                 ----------------                    ----------
                 Alabama............................ $    1,720
                 Arizona............................     35,481
                 California.........................    255,563
                 Colorado...........................     22,381
                 Florida............................     20,779
                 Georgia............................     27,502
                 Hawaii.............................      8,125
                 Illinois...........................     53,174
                 Iowa...............................      1,490
                 Kentucky...........................      8,260
                 Maine..............................      4,114
                 Maryland...........................     35,536
                 Massachusetts......................     92,963
                 Minnesota..........................     52,496
                 Missouri...........................      9,324
                 Nevada.............................     14,705
                 New Jersey.........................     84,007
                 New York...........................     72,625
                 North Carolina.....................     31,111
                 Ohio...............................     38,400
                 Oklahoma...........................     10,835
                 Pennsylvania.......................     37,688
                 South Carolina.....................      3,130
                 Tennessee..........................      5,719
                 Texas..............................    103,778
                 Utah...............................     45,914
                 Virginia...........................     18,572
                 Washington.........................     13,138
                 Wisconsin..........................      6,637
                 General allowance for loan loss....         --
                                                     ----------
                    Total commercial mortgage loans. $1,115,167
                                                     ==========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans held-for-investment were as follows at December 31, 2014:

                                       Recorded Investment
                       ---------------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------
                                                                            Estimated Fair
($ in thousands)       > 1.20x  1.00x - 1.20x < 1.00x   Total    % of Total     Value      % of Total
----------------       -------- ------------- ------- ---------- ---------- -------------- ----------
Loan-to-value ratios:
Less than 65%......... $930,592   $151,700    $29,460 $1,111,752     98%      $1,146,030       98%
65% to 75%............   16,591     10,537         --     27,128      2           28,275        2
76% to 80%............       --         --         --         --     --               --       --
Greater than 80%......       --         --         --         --     --               --       --
                       --------   --------    ------- ----------    ---       ----------      ---
Total................. $947,183   $162,237    $29,460 $1,138,880    100%      $1,174,305      100%
                       ========   ========    ======= ==========    ===       ==========      ===

   As of December 31, 2014, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2014, $1,139 million of commercial mortgage loans were in current status and no commercial mortgage and other loans were classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

   Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. As of December 31, 2014, the Company held no impaired commercial mortgage loans.

   The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of December 31, 2014, the Company had no significant commitments to fund borrowers that have been involved in a troubled debt restructuring. For the period from April 1, 2014 through December 31, 2014, there were no new troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgages.

Other Invested Assets -- Successor

   The following table sets forth the composition of "Other invested assets" at December 31, 2014:

                                                        Successor
                                                    -----------------
          ($ in thousands)                          December 31, 2014
          ----------------                          -----------------
          Low income housing tax credit properties.      $   896
          Derivatives..............................       26,001
                                                         -------
                                                         $26,897
                                                         =======

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Net Investment Income

   Net investment income for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                     Successor                      Predecessor
                                 ------------------ -------------------------------------------
                                   For the Period    For the Period
                                 from April 1, 2014  from January 1,  For the Year For the Year
                                      through             2014           Ended        Ended
                                    December 31,    through March 31, December 31, December 31,
($ in thousands)                        2014              2014            2013         2012
----------------                 ------------------ ----------------- ------------ ------------
Fixed maturities................      $231,972           $2,461         $11,545      $12,138
Commercial mortgage loans.......        49,417               --              --           --
Cash and short-term investments.         4,786               16              23           20
Other investment (loss) income..         7,353               --              --           --
                                      --------           ------         -------      -------
   Gross investment income......       293,528            2,477          11,568       12,158
Investment expenses.............         4,957              127             633          568
                                      --------           ------         -------      -------
   Net investment income........      $288,571           $2,350         $10,935      $11,590
                                      ========           ======         =======      =======

Realized Investment Gains and Losses

   Realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                    Successor                      Predecessor
                                ------------------ -------------------------------------------
                                  For the Period    For the Period
                                from April 1, 2014  from January 1,  For the Year For the Year
                                     through             2014           Ended        Ended
                                   December 31,    through March 31, December 31, December 31,
($ in thousands)                       2014              2014            2013         2012
----------------                ------------------ ----------------- ------------ ------------
Realized investment gains, net
Fixed maturities...............      $25,795             $285            $--          $626
Commercial mortgage loans......        2,880               --             --            --
Derivatives....................       17,417               --             --            --
Other..........................           --               --             --            --
                                     -------             ----            ---          ----
   Net realized gains..........      $46,092             $285            $--          $626
                                     =======             ====            ===          ====

   There were no other-than-temporary impairment losses recorded in the Successor Period from April 1, 2014 through December 31, 2014.

   There were no other-than-temporary impairment losses recorded in the Predecessor Period from January 1, 2014 through March 31, 2014. Realized capital gains and losses in the Predecessor years ended December 31, 2013 and 2012 included $2 thousand and $19 thousand, respectively, of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2014 and 2013.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Proceeds from sales of fixed maturities and gross realized investment gains and losses for the Successor Period from April 1, 2014 through December 31, 2014 and Predecessor Periods for the period from January 1, 2014 through March 31, 2014 and years ended December 31, 2013 and 2012 were as follows:

                                           Successor                     Predecessor
                                       ------------------   -------------------------------------
                                                              For the
                                                            Period from
                                         For the Period     January 1,
                                       from April 1, 2014      2014     For the Year For the Year
                                            through           through      Ended        Ended
                                          December 31,       March 31,  December 31, December 31,
($ in thousands)                              2014             2014         2013         2012
----------------                       ------------------   ----------- ------------ ------------
Fixed maturities, available-for-sale
   Proceeds from sales................     $1,429,177         $5,277       $9,170      $25,367
   Gross investment gains from sales..         30,403            317            3          645
   Gross investment losses from sales.         (4,608)           (32)          (1)          --

Unrealized Investment Gains and Losses

   The following table summarizes the gross unrealized losses and fair value of fixed maturities by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014 and 2013:

                                           Less than 12 months  Greater than 12 months
Successor                                 --------------------  ---------------------
                                                       Gross                Gross                   Gross
December 31, 2014                                    Unrealized Fair      Unrealized              Unrealized
($ in thousands)                          Fair Value   Losses   Value       Losses     Fair Value   Losses
-----------------                         ---------- ----------  ------   ----------   ---------- ----------
Fixed maturities
U.S. Treasury Securities and
  Obligations of U.S. Government
  Authority and Agencies................. $   71,766  $   (590) $   --      $  --      $   71,766  $   (590)
Obligations of U.S. States and Political
  Subdivisions...........................     37,543      (437)     --         --          37,543      (437)
All other corporate securities...........  1,683,185   (34,126)     --         --       1,683,185   (34,126)
ABS......................................    115,568    (2,408)     --         --         115,568    (2,408)
CMBS.....................................    135,203    (1,065)     --         --         135,203    (1,065)
RMBS.....................................     92,804    (1,023)     --         --          92,804    (1,023)
                                          ----------  --------   ------     -----      ----------  --------
   Total fixed income securities......... $2,136,069  $(39,649) $   --      $  --      $2,136,069  $(39,649)
                                          ==========  ========   ======     =====      ==========  ========

------------------------------------------------------------------------------------------------------------

                                           Less than 12 months  Greater than 12 months
Predecessor                               --------------------  ---------------------
                                                       Gross                Gross                   Gross
December 31, 2013                                    Unrealized Fair      Unrealized              Unrealized
($ in thousands)                          Fair Value   Losses   Value       Losses     Fair Value   Losses
-----------------                         ---------- ----------  ------   ----------   ---------- ----------
Fixed maturities
U.S. government agencies................. $    4,942  $    (57) $   --      $  --      $    4,942  $    (57)
Corporate................................     75,754    (3,795)  1,770       (198)         77,524    (3,993)
                                          ----------  --------   ------     -----      ----------  --------
   Total fixed income securities......... $   80,696  $ (3,852) $1,770      $(198)     $   82,466  $ (4,050)
                                          ==========  ========   ======     =====      ==========  ========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Portfolio Monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

   For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Net Unrealized Investment Gains and Losses in Accumulated Other Comprehensive Income

                                                                                             Accumulated Other
                                                                                               Comprehensive
                                                                                               Income (Loss)
                                                                 Future Policy    Deferred    Related to Net
                                      Net Unrealized              Benefits and   Income Tax     Unrealized
                                     Gain (Losses) on            Policyholders'  (Liability) Investment Gains
($ in thousands)                       Investments      VOBA    Account Balances    Asset        (Losses)
Predecessor                          ---------------- --------  ---------------- ----------- -----------------
Balance, December 31, 2011..........     $ 20,855     $     --      $    --       $ (7,299)      $ 13,556
Net investment gains and losses on
  investments arising during the
  period............................          977           --           --           (343)           634
Reclassification adjustment for
  gains and losses included in net
  income............................          596           --           --           (209)           387
                                         --------     --------      -------       --------       --------
Balance, December 31, 2012..........     $ 21,236     $     --      $    --       $ (7,433)      $ 13,803
Net investment gains and losses on
  investments arising during the
  period............................      (15,281)          --           --          5,349         (9,932)
Reclassification adjustment for
  gains and losses included in net
  income............................            1           --           --             --              1
                                         --------     --------      -------       --------       --------
Balance, December 31, 2013..........     $  5,954     $     --      $    --       $ (2,084)      $  3,870
Net investment gains and losses on
  investments arising during the
  period............................        2,364           --           --           (828)         1,536
Reclassification adjustment for
  gains and losses included in net
  income............................          285           --           --           (100)           185
                                         --------     --------      -------       --------       --------
Balance, March 31, 2014.............     $  8,033     $     --      $    --       $ (2,812)      $  5,221

--------------------------------------------------------------------------------------------------------------

Successor
---------
Balance, April 1, 2014..............     $     --     $     --      $    --       $     --       $     --
Net investment gains and losses on
  investments arising during the
  period............................      159,261           --           --        (55,674)       103,587
Reclassification adjustment for
  gains and losses included in net
  income............................           --           --           --             --             --
Impact of net unrealized investment
  gains and losses on VOBA..........           --      (20,287)          --          7,100        (13,187)
Impact of net unrealized investment
  gains and losses on future policy
  benefits and policyholders'
  account balances..................           --           --       (7,541)         2,639         (4,902)
                                         --------     --------      -------       --------       --------
Balance, December 31, 2014..........     $159,261     $(20,287)     $(7,541)      $(45,935)      $ 85,498
                                         ========     ========      =======       ========       ========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


4. Derivative Financial Instruments

   See Note 2 for a description of the Company's accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

   The following table provides a summary of the notional and fair value positions of derivative financial instruments as of December 31, 2014 and 2013:

($ in thousands)                                                             Succesor
----------------                                                  -----------------------------
                                                                        December 31, 2014
                                                                  -----------------------------
                                                                              Gross Fair Value
                                                                             ------------------
Primary Underlying                                                 Notional  Assets  Liabilities
------------------                                                ---------- ------- -----------
Assets
   Equity options................................................ $      624 $68,776  $ (43,104)
   Futures.......................................................         10     329         --
Liabilities
   Policyholders account balances
       Derivatives embedded in life and annuity contracts
          Equity-indexed annuity contracts/(3)/.................. $1,734,264 $    --  $ (63,660)
          Equity-indexed life contracts/(3)/.....................    347,610      --    (18,720)
          Guaranteed accumulation benefits/(1)/..................    120,714      --     (6,367)
          Guaranteed withdrawal benefits/(1)/....................     17,102      --       (366)
------------------------------------------------------------------------------------------------

($ in thousands)                                                           Predecessor
----------------                                                  -----------------------------
                                                                        December 31, 2013
                                                                  -----------------------------
                                                                              Gross Fair Value
                                                                             ------------------
Primary Underlying                                                 Notional  Assets  Liabilities
------------------                                                ---------- ------- -----------
Liabilities
   Policyholders account balances
       Derivatives embedded in life and annuity contracts
          Equity-indexed and forward starting options in
            life and annuity product contracts/(2)/..............  2,591,090      --   (258,415)
          Guaranteed accumulation benefits/(2)/..................    152,936      --     (8,970)
          Guaranteed withdrawal benefits/(2)/....................     22,199      --       (474)

(1)As of April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.
(2)Prior to April 1, 2014, these amounts were ceded to ALIC or in accordance with the Company's reinsurance agreements.
(3)Amount represents account value of equity indexed contracts.

   The standardized ISDA Master Agreement under which the Company's derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2014, the Company held $6.4 million in cash and securities collateral delivered by trade counterparties. This unrestricted cash collateral is reported in Cash on the Consolidated Balance Sheet.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the Successor Period from April 1, 2014 through December 31, 2014:

                                                          Successor
                                                --------------------------------
                                                For the Period from April 1, 2014
                                                  through December 31, 2014
                                                --------------------------------
                                                    Realized
                                                Investment Gains   Policyholder
   ($ in thousands)                                 (Losses)         Benefits
   ----------------                             ----------------   ------------
   Assets
      Equity Options...........................     $15,230          $    --
      Futures..................................     $ 2,187          $    --
   Liabilities
      Policyholders' account balances
          Equity-indexed annuity contracts.....     $    --          $(5,622)
          Equity-indexed life contracts........                           90

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments for the Predecessor Periods from January 1, 2014 through March 31, 2014 and for the years ended December 31, 2013 and December 31, 2013:

                                                                                 Predecessor
                                          ------------------------------------------------------------------
                                            For the Period from January 1,          For the Year Ended
                                              2014 through March 31, 2014           December 31, 2013
                                          -----------------------------------   --------------------------
                                                                 Policyholder     Interest    Policyholder
($ in thousands)                          Interest Credited/(1)/ Benefits/ (1)/ Credited/(1)/ Benefits/ (1)/
----------------                          ---------------------  -------------  ------------  -------------
Liabilities
   Policyholders' account balances
       Derivatives embedded in life
         and annuity contracts...........        $16,427             $946         $36,890        $10,177

                                          -----------------------
                                              For the Year Ended
                                              December 31, 2012
                                          --------------------------
                                            Interest    Policyholder
($ in thousands)                          Credited/(1)/ Benefits/ (1)/
----------------                          ------------  -------------
Liabilities
   Policyholders' account balances
       Derivatives embedded in life
         and annuity contracts...........   $186,625       $5,126

(1)Prior to April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


5. Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheet (Successor) and Balance Sheet (Predecessor) at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1  Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2  Assets and liabilities whose values are based on the following:

         (a)Quoted prices for similar assets or liabilities in active markets;

         (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3  Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Successor

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2014. There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability       Level 1      Level 2    Level 3     Total
------------------------------------------------     -----------  ----------  --------  -----------
Assets at fair value
Fixed maturities
   U.S Treasury Securities and Obligations of U.S.
     Government Authority and Agencies.............. $        --  $  857,326  $     --  $   857,326
   Obligations of U.S. States and Political
     Subdivisions...................................          --     255,209        --      255,209
   All Other Corporate Securities...................          --   7,370,409     7,336    7,377,745
   ABS..............................................          --     371,753     5,250      377,003
   CMBS.............................................          --     330,790     2,693      333,483
   RMBS.............................................          --     189,881        --      189,881
Short term investments..............................     191,979     145,676    23,713      361,368
Other invested assets
   Equity Options...................................      25,672          --        --       25,672
   Futures..........................................         329          --        --          329
Separate accounts assets............................   1,573,865          --        --    1,573,865
                                                     -----------  ----------  --------  -----------
       Total assets at fair value................... $ 1,791,845  $9,521,044  $ 38,992  $11,351,881
                                                     ===========  ==========  ========  ===========
Liabilities at fair value
Policyholders' account balances
   Equity indexed annuity contracts................. $        --  $       --  $(63,660) $   (63,660)
   Equity indexed life contracts....................          --     (18,720)       --      (18,720)
   Guaranteed minimum accumulation benefits.........          --          --    (6,367)      (6,367)
   Guaranteed minimum withdrawal benefits...........                              (366)        (366)
Separate accounts liabilities.......................  (1,573,865)         --        --   (1,573,865)
                                                     -----------  ----------  --------  -----------
       Total liabilites at fair value............... $(1,573,865) $  (18,720) $(70,393) $(1,662,978)
                                                     ===========  ==========  ========  ===========

   There were no transfers between Level 1 and Level 2 from the period from April 1, 2014 through December 31, 2014.

   Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities

   The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow,

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

   Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

   The fair value of private fixed maturities, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2014.

Short-term Investments

   Short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2. Short-term investments classified within Level 3 primarily consist of commercial mortgage loans. The fair value of commercial mortgage loans is equal to unpaid principal.

Other Invested Assets

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

Separate Account Assets and Liabilities

   Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Policyholders' Account Balances

   The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed life and annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

   The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

   Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Level 3 Fair Value Measurements

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                                    Fair      Valuation       Unobservable                  Weighted
($ in thousands)                    Value     Technique          Input            Range     Average
----------------                  --------  --------------- ----------------- ------------- --------
Equity indexed annuity contracts. $(63,660) Option Pricing  Projected option  1.40% - 1.93%  1.50%
                                              Technique           cost

   Excluded from the table above at December 31, 2014 are approximately $15 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The table above also excludes underlying quantitative inputs related to liabilities held for the Company's guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis from the period from April 1, 2014 through December 31, 2014:

                                 Balance
                                  as of      Net                        Transfers
                                 April 1,   income           Transfers   out of
                                   2014     (loss)    OCI    to Level 3  Level 3   Purchases   Sales   Issues Settlements
($ in thousands)                 --------  -------  -------  ---------- ---------  --------- --------  ------ -----------
Assets
Fixed income securities
   All other corporate
    securities.................. $400,527  $ 6,693  $(7,841)    $--     $(291,802)  $4,930   $(97,228)  $--       $--
   Short-term investments....... $ 24,095  $    29  $    --     $--     $      --   $   --   $   (411)  $--       $--
Liabilities
   Equity indexed annuity
    contracts................... $(58,038) $(5,622) $    --     $--     $      --   $   --   $     --   $--       $--
   Equity indexed life
    contracts................... $(15,691) $(3,029) $    --     $--     $      --   $   --   $     --   $--       $--
   Guaranteed minimium
    accumulation benefits and
    guaranteed minimum
    withdrawal benefits/(1)/.... $ (8,499) $ 1,766  $    --     $--     $      --   $   --   $     --   $--       $--

                                   Balance,
                                 December 31,
                                     2014
($ in thousands)                 ------------
Assets
Fixed income securities
   All other corporate
    securities..................   $ 15,279
   Short-term investments.......   $ 23,713
Liabilities
   Equity indexed annuity
    contracts...................   $(63,660)
   Equity indexed life
    contracts...................   $(18,720)
   Guaranteed minimium
    accumulation benefits and
    guaranteed minimum
    withdrawal benefits/(1)/....   $ (6,733)

(1)These amount are 100% ceded in accordance with the Company's reinsurance agreements.

   Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

   The following table presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Consolidated Balance Sheet; however, in some cases, as described below, the carrying amount equals or approximates fair value as of December 31, 2014.

($ in thousands)
Description for Each Class of Asset or Liability         Level 1 Level 2  Level 3     Total
------------------------------------------------         ------- ------- ---------- ----------
Assets
Commercial mortgage loans............................... $    --   $--   $1,150,510 $1,150,510
Policy loans............................................      --    --      194,385    194,385
Cash....................................................  49,730    --           --     49,730
Vehicle note............................................      --    --      551,600    551,600
                                                         -------   ---   ---------- ----------
   Total assets at fair value........................... $49,730   $--   $1,896,495 $1,946,225
                                                         =======   ===   ========== ==========
Liabilities at fair value
Policyholders' account balances -- investment contracts. $    --   $--   $6,609,253 $6,609,253
Other long-term debt....................................      --    --      551,600    551,600
                                                         -------   ---   ---------- ----------
                                                         $    --   $--   $7,160,853 $7,160,853
                                                         =======   ===   ========== ==========

   The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Commercial Mortgage Loans

   The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

   The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

Cash

   The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value.

Vehicle Note and Other Long-Term Debt

   The carrying value of the Vehicle Note and Other long-term debt approximates fair value.

Policyholders' Account Balances -- Investment Contracts

   Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Predecessor

   Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 Measurements

    . Fixed maturities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

    . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

    . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 Measurements

    .  Fixed maturities

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

    . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level 3 Measurements

    .  Policyholder account balances -- Successor; contract holder funds
       Predessor: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of nonmarket observable inputs.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2013.

                                           Quoted
                                          prices in
                                           active    Significant
                                         markets for    other    Significant
                                          identical  observable  unobservable Balance as of
                                           assets      inputs       inputs    December 31,
($ in thousands)                          (Level 1)   (Level 2)   (Level 3)       2013
----------------                         ----------- ----------- ------------ -------------
Assets:
   Fixed maturities:
       U.S. government and agencies..... $   27,520   $ 46,326    $      --    $   73,846
       Municipal........................         --      2,769           --         2,769
       Corporate........................         --    191,977           --       191,977
       Foreign government...............         --      5,164           --         5,164
       RMBS.............................         --     14,450           --        14,450
       CMBS.............................         --      2,676           --         2,676
                                         ----------   --------    ---------    ----------
          Total fixed maturities........     27,520    263,362           --       290,882
   Short-term investments...............     20,764     35,195           --        55,959
   Separate account assets..............  1,700,566         --           --     1,700,566
                                         ----------   --------    ---------    ----------
Total assets at fair value.............. $1,748,850   $298,557    $      --    $2,047,407
                                         ==========   ========    =========    ==========
% of total assets at fair value.........       85.4%      14.6%        --  %        100.0%
Liabilities:
   Policyholders' account balances:
     Derivatives embedded in life and
     annuity contracts.................. $       --   $     --    $(267,859)   $ (267,859)
                                         ----------   --------    ---------    ----------
Total liabilities at fair value......... $       --   $     --    $(267,859)   $ (267,859)
                                         ==========   ========    =========    ==========
% of total liabilities at fair value....        -- %       -- %       100.0%        100.0%

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements as of December 31, 2013:

                                                     Valuation      Unobservable              Weighted
($ in thousands)                       Fair Value    Technique         Input         Range    Average
----------------                       ---------- --------------- ---------------- ---------- --------
Derivatives embedded in life and
  annuity contracts -- Equity-indexed             Stochastic cash Projected option
  and forward starting options........ $(258,415)   flow model          cost       1.0 - 2.0%  1.91%

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the period from January 1, 2014 through March 31, 2014.

                                                          Total gains (losses)
                                                             included in:
                                                          ------------------
                                            Balance as                          Transfers   Transfers
                                          of December 31,    Net                  into        out of
($ in thousands)                               2013       income/(1)/   OCI      Level 3     Level 3
----------------                          --------------- ----------  -------  ----------- ------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $(267,859)    $18,525    $    --    $   --     $      --
                                             ---------     -------    -------    ------     ---------
Total recurring Level 3 liabilities......    $(267,859)    $18,525    $    --    $   --     $      --
                                             =========     =======    =======    ======     =========

                                                                                            Balance as
                                                                                           of March 31,
                                             Purchases      Sales      Issues  Settlements     2014
                                          --------------- ----------  -------  ----------- ------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $      --     $    --    $(3,764)   $2,612     $(250,486)
                                             ---------     -------    -------    ------     ---------
Total recurring Level 3 liabilities......    $      --     $    --    $(3,764)   $2,612     $(250,486)
                                             =========     =======    =======    ======     =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                                    Total gains (losses)
                                                                     included in:
                                                                    --------------------
                                                      Balance as                          Transfers Transfers
                                                    of December 31,    Net                  into     out of
($ in thousands)                                         2012       income/(1)/    OCI     Level 3   Level 3
----------------                                    --------------- ----------     ---    --------- ---------
Assets
Fixed maturities:
   Corporate.......................................    $     312     $    --       $--       $--       $--
                                                       ---------     -------        ---      ---       ---
Total recurring Level 3 assets.....................    $     312     $    --       $--       $--       $--
                                                       =========     =======        ===      ===       ===
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.    $(314,926)    $43,244       $--       $--       $--
                                                       ---------     -------        ---      ---       ---
Total recurring Level 3 liabilities................    $(314,926)    $43,244       $--       $--       $--
                                                       =========     =======        ===      ===       ===

                                                                                           Balance as
                                                                                         of December 31,
                                                    Purchases Sales  Issues  Settlements      2013
                                                    --------- ----- -------  ----------- ---------------
Assets
Fixed maturities:
   Corporate.......................................    $--     $--  $    --    $  (312)     $      --
                                                       ---     ---  -------    -------      ---------
Total recurring Level 3 assets.....................    $--     $--  $    --    $  (312)     $      --
                                                       ===     ===  =======    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.    $--     $--  $(6,621)   $10,444      $(267,859)
                                                       ---     ---  -------    -------      ---------
Total recurring Level 3 liabilities................    $--     $--  $(6,621)   $10,444      $(267,859)
                                                       ===     ===  =======    =======      =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                          Total gains (losses)
                                                              included in:
                                                          -------------------
                                            Balance as                           Transfers     Transfers
                                          of December 31,    Net                   into         out of
($ in thousands)                               2011       income/(1)/   OCI       Level 3       Level 3
----------------                          --------------- ----------  --------  ----------- ---------------
Assets
Fixed maturities:
Corporate................................    $     598     $     --   $     --    $    --      $      --
RMBS.....................................        2,321           --         --         --         (2,321)
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 assets...........    $   2,919     $     --   $     --    $    --      $  (2,321)
                                             =========     ========   ========    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $(506,678)    $131,054   $     --    $    --      $      --
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 liabilities......    $(506,678)    $131,054   $     --    $    --      $      --
                                             =========     ========   ========    =======      =========

                                                                                              Balance as
                                                                                            of December 31,
                                             Purchases      Sales      Issues   Settlements      2012
                                          --------------- ----------  --------  ----------- ---------------
Assets
Fixed maturities:
Corporate................................    $      --     $     --   $     --    $  (286)     $     312
RMBS.....................................           --           --         --         --             --
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 assets...........    $      --     $     --   $     --    $  (286)     $     312
                                             =========     ========   ========    =======      =========
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity
  contracts..............................    $      --     $     --   $(11,024)   $71,722      $(314,926)
                                             ---------     --------   --------    -------      ---------
Total recurring Level 3 liabilities......    $      --     $     --   $(11,024)   $71,722      $(314,926)
                                             =========     ========   ========    =======      =========

--------
/(1)/The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   There were no transfers between Level 1 and Level 2 during the period from January 1, 2014 through March 31, 2014, 2013 or 2012.

   Transfers out of Level 3 during 2012 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities.

                                                    Period from
                                                     January 1,
                                                    2014 through
                                                     March 31,         As of             As of
($ in thousands)                                        2014     December 31, 2013 December 31, 2012
----------------                                    ------------ ----------------- -----------------
Liabilities
Policyholders' account balances:
Derivatives embedded in life and annuity contracts.   $18,525         $43,244          $131,054
                                                      -------         -------          --------
Total recurring Level 3 liabilities................   $18,525         $43,244          $131,054
                                                      =======         =======          ========

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows:
$17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits in the period from January 1, 2014 through March 31, 2014, $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits in 2013, and $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits in 2012. These amounts are ceded in accordance with the Company's reinsurance agreements.

   As of December 31, 2013, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $7.76 billion and $7.66 billion, respectively, as of December 31, 2013. The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts are categorized as Level 3.

6. Reinsurance

Successor

   The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers. As of December 31, 2014, approximately 99.8% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents over 65% of the Company's reinsurance recoverable as of December 31, 2014.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   On April 1, 2014, the Company entered into an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2014, the Company had a deposit receivable and a modified coinsurance payable of $1,383 million related to this agreement.

   The effects of reinsurance on premiums earned and fee income from policyholders for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

                                                      For the Period from
                                                         April 1, 2014
                                                      Through December 31,
      ($ in thousands)                                        2014
      ----------------                                --------------------
      Direct.........................................      $ 921,444
      Assumed........................................          5,258
      Ceded..........................................       (702,833)
                                                           ---------
         Premiums and fee income, net of reinsurance.      $ 223,869
                                                           =========

   The effects of reinsurance on return credited to policyholders' account balances, policyholder benefits, and other expenses for the Successor Period for the period April 1, 2014 through December 31, 2014 were as follows:

                                                            For the Period from
                                                               April 1, 2014
                                                            Through December 31,
($ in thousands)                                                    2014
----------------                                            --------------------
Direct.....................................................      $1,104,420
Assumed....................................................           4,713
Ceded......................................................        (635,887)
                                                                 ----------
   Return credited to policyholders' account balances and
     policyholder benefits, net of reinsurance.............      $  473,246
                                                                 ==========

Predecessor

   Prior to April 1, 2014, the Company had reinsurance agreements under which it reinsured all of its business to ALIC, Lincoln Benefit Re ("LB Re") or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to policyholders account balances, contract benefits and substantially all expenses were reinsured. The Company purchased reinsurance to limit aggregate and single losses on large risks. The Company ceded a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

   As of December 31, 2013, 86.9% of the total reinsurance recoverables were related to ALIC and 13.1% were related to non-affiliated reinsurers. As of December 31, 2013, 95% of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The effects of reinsurance on premiums and contract charges are as follows:

                                 Period from January 1, 2014
($ in thousands)                   through March 31, 2014       2013        2012
----------------                 --------------------------- ----------  ----------
Direct..........................          $ 331,899          $1,331,597  $1,298,864
Assumed.........................              1,581               6,830       6,784
Ceded:
   Affiliate....................           (244,797)           (962,576)   (908,459)
   Non-affiliate................            (88,683)           (375,851)   (397,189)
                                          ---------          ----------  ----------
Premiums and fee income, net of
  reinsurance...................          $      --          $       --  $       --
                                          =========          ==========  ==========

   The effects of reinsurance on return credited to policyholders' account balances, policyholder benefits and other expenses are as follows:

                                   Period from January 1, 2014
($ in thousands)                     through March 31, 2014        2013         2012
----------------                   --------------------------- -----------  -----------
Direct............................          $ 450,041          $ 1,938,015  $ 1,882,714
Assumed...........................              2,606                8,180        9,167
Ceded:
   Affiliate......................           (336,122)          (1,505,010)  (1,369,305)
   Non-affiliate..................           (116,525)            (441,185)    (522,576)
                                            ---------          -----------  -----------
Return credited to policyholders,
  contract benefits and expenses,
  net of reinsurance..............          $      --          $        --  $        --
                                            =========          ===========  ===========

7. Income Taxes

Successor

   In connection with the Acquisition as defined in Note 1, ALIC made an election under Treasury Regulation Section 1.1502-36(d) to reduce the tax basis of certain of the Company's assets immediately prior to the Acquisition. The reduced tax bases were used to determine the deferred tax impact under the acquisition method of accounting as discussed in Note 1.

   The Company is party to a federal income tax allocation agreement (the "Tax Allocation Agreement") with Lancaster Re. The Company and Lancaster Re will file a separate consolidated federal income tax return for the period April 1, 2014 to December 31, 2014 and will continue to do so in future tax years under Internal Revenue Code Section 1504 (c)(1).

   Following the Acquisition, the Company exited The Allstate Corporation's consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates. Final tax settlements were agreed to with The Allstate Corporation and no future tax allocations are expected to occur with The Allstate Corporation.

   As part of the Acquisition, although the Company remains jointly and severally liable for consolidated tax liabilities for years prior to the Acquisition, the Company is held harmless by ALIC in accordance with the Acquisition agreement and believes the possibility of a tax liability for the pre-sale tax years is remote. Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements

material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2014. As of December 31, 2014, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31, 2014 are as follows:

         ($ in thousands)                             December 31, 2014
         ----------------                             -----------------
         Deferred tax assets
            Policyholder reserves....................    $ 2,057,627
            Deferred acquisition costs...............         24,850
            Premiums receivable......................          8,197
            Net operating loss carryforward..........          7,500
            Other assets.............................             38
                                                         -----------
                Total deferred tax assets............    $ 2,098,212
                                                         -----------
         Deferred tax liabilities
            Value of business acquired...............    $   (81,032)
            Amounts recoverable from reinsurers......     (2,010,157)
            Investments..............................        (45,935)
            Intangibles..............................         (1,820)
                                                         -----------
                Total deferred tax liabilities.......    $(2,138,944)
                                                         -----------
                   Net deferred tax liability........    $   (40,732)
                                                         ===========

   The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized. The Company had no valuation allowance as of December 31, 2014. Management believes the Company will produce sufficient taxable income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

   The Company has a net operating loss carryforward as of December 31, 2014 of approximately $21.5 million that will expire in the year 2029, if unused.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the Successor Period from April 1, 2014 through December 31, 2014 were as follows:

                                                For the Period from
                                                   April 1, 2014
                                                Through December 31,
           ($ in thousands)                             2014
           ----------------                     --------------------
           Expected federal income tax expense.       $15,722
           Dividends received deduction........        (1,470)
           Other...............................           (18)
                                                      -------
              Total income tax expense.........       $14,234
                                                      =======

   The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

   There remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, issues related to the calculation of the DRD. For the last several years, the revenue provisions included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income.

Predecessor

   Prior to April 1, 2014, the Company joined The Allstate Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and was party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company paid to or received from The Allstate Corporation the amount, if any, by which the Allstate Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also had a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements resulted in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

   The IRS is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and a final settlement related to the examination was approved by the IRS Appeals Division on September 19, 2014. The Allstate Group's tax years prior to 2009 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                  ($ in thousands)                     2013
                  ----------------                   -------
                  Deferred assets
                  Reinsurance recoverables.......... $   497
                  Other assets......................       4
                                                     -------
                     Total deferred assets..........     501
                                                     -------
                  Deferred liabilities
                  Unrealized net capital gains......  (2,084)
                  Accrued expenses..................    (981)
                  Other liabilities.................      --
                                                     -------
                     Total deferred liabilities.....  (3,065)
                                                     -------
                         Net deferred liability..... $(2,564)
                                                     =======

   The components of income tax expense are as follows:

                                 Period from January 1, 2014
    ($ in thousands)               through March 31, 2014     2013    2012
    ----------------             --------------------------- ------  ------
    Current.....................            $914             $3,902  $4,145
    Deferred....................               8                (77)    128
                                            ----             ------  ------
       Total income tax expense.            $922             $3,825  $4,273
                                            ====             ======  ======

   The Company paid no income taxes in the period from January 1, 2014 through March 31, 2014. The Company paid income taxes of $4.2 million and $4.8 million in 2013 and 2012, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

                                      Period from January 1, 2014
                                        through March 31, 2014    2013  2012
                                      --------------------------- ----  ----
   Statutory federal income tax rate.            35.0%            35.0% 35.0%
   Other.............................              --               --    --
                                                 ----             ----  ----
   Effective income tax rate.........            35.0%            35.0% 35.0%
                                                 ====             ====  ====

8. Future Policy Benefits and Other Policyholder Liabilities

   Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2014 and 2013, future policy benefits and other policyholder liabilities consisted of the following:

                                         Successor          Predecessor
                                     -----------------   -----------------
      ($ in thousands)               December 31, 2014   December 31, 2013
      ----------------               -----------------   -----------------
      Traditional life insurance....    $1,492,438          $1,548,134
      Immediate fixed annuities.....       635,858             676,565
      Accident and health insurance.     1,462,110           1,324,268
      Equity indexed annuities......     1,895,889                  --
      Other.........................       977,669               8,444
                                        ----------          ----------
         Total......................    $6,463,964          $3,557,411
                                        ==========          ==========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Successor

   Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company's experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

Predecessor

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits as of December 31, 2013:

Product                             Mortality                 Interest rate           Estimation method
-------              ---------------------------------------- -------------- -------------------------------------
Traditional life     Actual company experience plus loading   Interest rate  Net level premium reserve method
insurance                                                     assumptions    using the Company's withdrawal
                                                              range from     experience rates; includes reserves
                                                              2.5% to 8.0%   for unpaid claims

Immediate fixed      1983 individual annuity mortality table  Interest rate  Present value of expected future
annuities            with internal modifications; 1983        assumptions    benefits based on historical
                     individual annuity mortality table;      range from     experience
                     Annuity 2000 mortality table with        0% to 8.8%
                     internal modifications

Accident and health  Actual company experience plus loading   Interest rate  Unearned premium; additional
insurance                                                     assumptions    contract reserves for mortality risk
                                                              range from     and unpaid claims
                                                              4.0% to 5.3%

Other:               Annuity 2000 mortality table with        Interest rate  Projected benefit ratio applied to
Variable annuity     internal modifications                   assumptions    cumulative assessments
guaranteed                                                    range from
minimum death                                                 4.0% to 5.8%
benefits

9. Policyholder Account Balances

   As of December 31, 2014 and 2013, policyholders' account balances consisted of the following:

                                              Successor          Predecessor
                                          -----------------   -----------------
($ in thousands)                          December 31, 2014   December 31, 2013
----------------                          -----------------   -----------------
Interest-sensitive life contracts........    $5,008,094          $ 5,020,265
Individual annuities.....................     4,806,270            7,803,892
Other....................................        14,973              299,958
                                             ----------          -----------
   Total policyholders' account balances.    $9,829,337          $13,124,115
                                             ==========          ===========

Successor

   Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Predecessor

   The following table highlights the key contract provisions relating to policyholders' account balances:

Product                                    Interest rate                     Withdrawal/surrender charges
-------                       ----------------------------------------- ---------------------------------------
Interest-sensitive life       Interest rates credited range from 0% to  Either a percentage of account balance
insurance                     10.0% for equity-indexed life (whose      or dollar amount grading off generally
                              returns are indexed to the S&P 500)       over 20 years
                              and 2.6% to 6.0% for all other products

Fixed annuities               Interest rates credited range from 0% to  Either a declining or a level
                              8.8% for immediate annuities; 0% to       percentage charge generally over ten
                              7.0% for equity-indexed annuities         years or less. Additionally,
                              (whose returns are indexed to the S&P     approximately 18.7% of fixed
                              500); and 1.0% to 6.0% for all other      annuities are subject to market value
                              products                                  adjustment for discretionary
                                                                        withdrawals.

Other investment contracts:   Interest rates used in establishing       Withdrawal and surrender charges are
Guaranteed minimum            reserves range from 1.7% to 10.3%         based on the terms of the related
income, accumulation and                                                interest-sensitive life insurance or
withdrawal benefits on                                                  fixed annuity contract
variable and fixed annuities
and secondary guarantees on
interest-sensitive life and
fixed annuities

10.Certain Nontraditional Long-Duration Contracts

   The Company offered traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also offered variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or
(2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit. All of the risks associated with the Company's variable annuity contracts are reinsured with external reinsurers.

   In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as Separate Account assets with an equivalent amount reported as Separate Account liabilities. Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in fee income from policyholders and changes in liabilities for minimum guarantees are generally included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss)
(Successor) and Statements of Operations and Comprehensive Income (Predecessor).

   For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

   For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

   For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within Future policy benefits and other policyholder liabilities or Policyholders' account balances. As of December 31, 2014, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                                        Successor
                                            ------------------------------------------------------------------
                                                                    December 31, 2014
                                            ------------------------------------------------------------------
                                                                   At                              Accumulation
                                            In the Event of  Annuitization/      For Cumulative    at Specified
($ in millions)                                  Death      Accumulation/(1)/ Periodic Withdrawals    Dates
---------------                             --------------- ----------------  -------------------- ------------
Variable Annuity Contracts
Separate Account value.....................   $     742.7        $151.9              $16.6           $  118.4
Net amount at risk.........................   $      57.2        $ 15.2              $ 0.1           $    6.2
Average attained age of contractholders....    60 years           N/A                 N/A              N/A
Weighted average waiting period until
  guarantee date...........................       N/A             None                N/A            6 years
Variable Life, Variable Universal Life and
  Universal Life Contracts
No Lapse Guarantees:
Separate Account value.....................   $     325.1
General account value......................   $   31518.3
Net amount at risk.........................   $  89,942.8
Average attained age of contractholders....    51 years

   As of December 31, 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                                    Predecessor
                                         ------------------------------------------------------------------
                                                                 December 31, 2013
                                         ------------------------------------------------------------------
                                                                At                              Accumulation
                                         In the Event of  Annuitization/      For Cumulative    at Specified
($ in millions)                               Death      Accumulation/(1)/ Periodic Withdrawals    Dates
---------------                          --------------- ----------------  -------------------- ------------
Variable Annuity Contracts
Separate Account value..................    $   877.0         $170.5              $21.8           $  151.1
Net amount at risk......................    $    63.2         $ 16.6              $ 0.1           $    7.3
Average attained age of contractholders.    59 years           N/A                 N/A              N/A
Weighted average waiting period until
  guarantee date........................       N/A             None                N/A            6 years

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Liabilities for Guarantee Benefits

   The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and secondary guarantees on interest-sensitive life and fixed annuities are included in Future policy benefits and other policyholder liabilities on the Consolidated Balance Sheet (Successor) and the related changes in the liabilities are included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss) for the Successor Period from April 1, 2014 through December 31, 2014. In the Predecessor Period, secondary guarantees on interest-sensitive life and fixed annuities are included in policyholders' account balances. Guaranteed minimum income benefits ("GMIB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders' account balances on the Consolidated Balance Sheet (Successor).

                                                           GMWB/   Secondary
                                          GMDB     GMIB     GMAB   Guarantees
                                        -------- -------- -------- ----------
                                                                   Interest-
                                                                   Sensitive
                                                                    Life and
                                        Variable Variable Variable   Fixed
($ in thousands)                        Annuity  Annuity  Annuity  Annuities    Total
----------------                        -------- -------- -------- ---------- ---------
Predecessor
Balance as of December 21, 2012........  $9,390  $19,484  $19,621  $ 200,688  $ 249,183
Less: reinsurance recoverable..........   9,390   19,484   19,621    200,688    249,183
                                         ------  -------  -------  ---------  ---------
   Net balance as of December 31, 2012.      --       --       --         --         --
Incurred guarantee benefits............      --       --       --         --         --
Paid guarantee benefits................      --       --       --         --         --
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --         --         --
   Net balance as of December 31, 2013.      --       --       --         --         --
   Plus reinsurance recoverable........   8,444    8,743    9,444    281,771    308,402
                                         ------  -------  -------  ---------  ---------
Balance as of December 31, 2013........  $8,444  $ 8,743  $ 9,444  $ 281,771  $ 308,402
                                         ======  =======  =======  =========  =========
Less: reinsurance recoverable..........   8,444    8,743    9,444    281,771    308,402
   Net balance as of December 31, 2013.      --       --       --         --         --
Incurred guarantee benefits............      --       --       --         --         --
Paid guarantee benefits................      --       --       --         --         --
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --         --         --
   Net balance as of March 31, 2014....      --       --       --         --         --
   Plus reinsurance recoverable........   8,057    7,122    8,499    293,704    317,382
                                         ------  -------  -------  ---------  ---------
Balance as of March 31, 2014...........  $8,057  $ 7,122  $ 8,499  $ 293,704  $ 317,382
                                         ======  =======  =======  =========  =========
----------------------------------------------------------------------------------------

Successor
Balance as of April 1, 2014............  $8,057  $ 7,122  $ 8,499  $ 552,163  $ 575,841
Less: reinsurance recoverable..........   8,057    7,122    8,499     67,288     90,966
                                         ------  -------  -------  ---------  ---------
   Net balance as of April 1, 2014.....      --       --       --    484,875    484,875
Incurred guarantee benefits............      --       --       --    159,104    159,104
Paid guarantee benefits................      --       --       --   (108,252)  (108,252)
                                         ------  -------  -------  ---------  ---------
   Net change..........................      --       --       --     50,852     50,852
   Net balance as of December 31, 2014.      --       --       --    535,727    535,727
   Plus reinsurance recoverable........   8,358    8,240    6,733     83,733    107,064
                                         ------  -------  -------  ---------  ---------
Balance as of December 31, 2014........  $8,358  $ 8,240  $ 6,733  $ 619,460  $ 642,791
                                         ======  =======  =======  =========  =========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


11.Value of Business Acquired

   The following reflects the changes to the VOBA asset:

                                                            For the Period from
                                                               April 1, 2014
                                                            Through December 31,
($ in thousands)                                                    2014
----------------                                            --------------------
Balance at beginning of period.............................       $290,795
Business acquired..........................................             --
Amortized to expense during the year/(1)/..................        (38,987)
Adjustment for unrealized investment gains during the year.        (20,287)
                                                                  --------
Balance at end of year.....................................       $231,521
                                                                  ========

(1)Amount is included in Other Expenses on the Consolidated Statement of Operations and Other Comprehensive Income (Loss)

   The following table provides estimated percentage of the VOBA balance to be amortized for the years indicated:

                                                VOBA
                                            Amortization
                                            ------------
                       2015................      14%
                       2016................      12%
                       2017................      11%
                       2018................       9%
                       2019 and thereafter.      54%

12.Commitments and Contingencies

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2014, the Company accrued $6.7 million for guaranty fund assessments which is expected to be offset by estimated future premium tax deductions of $11.2 million.

Litigation

   The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. As part of the Acquisition, ALIC has agreed to indemnify the Company for certain matters. ALIC has also agreed to indemnify the Company for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the transferred business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

   In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company's by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

   The Company had the following restricted assets:

    . Certain bonds were on deposit with governmental authorities as required by law of $8.9 million and $9.4 million at December 31, 2014 and December 31, 2013, respectively.

    . Derivative cash collateral received was reported as cash equivalents of $6.4 million at December 31, 2014. The Company had no derivative cash collateral as of December 31, 2013.

13.Regulatory Capital and Dividends

   The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments at amortized cost.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   Statutory net income was $226 million and $7.7 million for the years ended December 31, 2014 and December 31, 2013. Statutory capital and surplus was $719 million and $332.5 million as of December 31, 2014 and December 31, 2013, respectively.

Dividend Limitations

   The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with the Acquisition, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to the Acquisition.

Other

   Without the prior approval of the Nebraska Director of Insurance, the Company may not:

1. Acquire or enter into an agreement or understanding to acquire control of any insurer, assumptively acquire policies, or bulk reinsure business during the period of three years after the Acquisition.

2. Provide or propose to provide directly or indirectly any loans, advances, guarantees, pledges, or other financial assistance (excluding policy loans or investment portfolio transactions) during the period of three years after the Acquisition.

3. Engage in any material transaction during the period of three years after the Acquisition. "Material transaction" shall mean any transfer or encumbrance of assets that, together with all other transfers or encumbrances made within the preceding twelve months, exceeds in value the greater of five percent of Lincoln Benefit's surplus as of the December 31st of the last preceding, or the net gain from operations of Lincoln Benefit for the twelve-month period ending the December 31st of the last preceding. For the purposes of this clause, "Material Transaction" shall exclude
   (i) investment portfolio transactions (ii) settlement of balances due to policyholders, agents or third party reinsurers under existing reinsurance agreements or (iii) settlement of ordinary course payables including but not limited to taxes, third party administrators, suppliers or other ordinary course creditors, and intercompany payables arising under any approved intercompany services agreement

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's "authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.

14.Leases

   In December 2014, the Company entered into a lease agreement, effective February 2015, to lease office space under a non-cancellable operating lease agreement that expires in January 31, 2026. For the period from April 1, 2014 through December 31, 2014, the Company made no payments pursuant to this operating lease.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


   The minimum aggregate rental commitments as of December 31, 2014 were as follows:

                            (in thousands)
                            --------------
                               2015.......... $   97
                               2016..........    194
                               2017..........    207
                               2018..........    212
                               2019..........    217
                            All future years.  1,712
                                              ------
                            Aggregate total.. $2,639
                                              ======

   The Company did not have any lease obligations at December 31, 2013.

15.Related Parties

Successor

   On April 1, 2014, the Company entered into a management services agreement with Resolution. Under this agreement, Resolution and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. Resolution provided $21.1 million in services to Lincoln Benefit for the period from April 1, 2014 through December 31, 2014.

   Effective April 1, 2014, the Company entered into a Fee Letter (the "Fee Letter") with Lanis LLC ("Lanis") pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the period from April 1, 2014 through December 31, 2014 was approximately $4.6 million.

   The Company reported the following receivables/ (payables) to affiliates as of December 31, 2014:

                            Resolution. $(4,509,447)
                            Lanis...... $(1,563,783)

   Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

   The Company's stock is pledged as collateral on Resolution's term loan agreement with a syndicate of lenders ("Term Loan"). The maturity date of the loan is June 15, 2018. The Term Loan was funded on April 1, 2014.

   On April 1, 2014, the Company and Resolution entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten Business Days of such payment by the Company, Resolution shall reimburse the Company in cash in an amount equal to such payment by the Company.

Predecessor

   All intercompany balances were settled prior to the Acquisition.

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Notes to Consolidated Financial Statements


Business operations

   Prior to April 1, 2014, the Company used services performed by its affiliates, Allstate Insurance Company ("AIC"), ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shared the services of employees with AIC. The Company reimbursed its affiliates for the operating expenses incurred on behalf of the Company. The Company was charged for the cost of these operating expenses based on the level of services provided. Operating expenses allocated to the Company were $50.1 million, $249.7 million and, $241.8 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and, 2012, respectively. Of these costs, the Company retained investment related expenses on the invested assets that were not transferred under the reinsurance agreements. All other costs were ceded to ALIC under the reinsurance agreements.

Broker-Dealer agreements

   Prior to April 1, 2014, the Company had a service agreement with Allstate Distributors, L.L.C. ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promoted and marketed products sold by the Company. In return for these services, the Company recorded expense of $12 thousand, $71 thousand and $80 thousand in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and 2012, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

   Prior to April 1, 2014, the Company received distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $2.2 million, $7.7 million and $6.4 million in the period from January 1, 2014 through March 31, 2014, for the years ended December 31, 2013 and 2012, respectively, that were ceded to ALIC.

Reinsurance

   The following table summarizes amounts that were ceded to ALIC under reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income.

                                                              Period from January 1, 2014
($ in thousands)                                                through March 31, 2014       2013       2012
----------------                                              --------------------------- ---------- ----------
Premiums and contract charges................................          $244,797           $  962,576 $  908,459
Interest credited to contractholder funds, contract benefits
  and expenses...............................................           336,122            1,505,010  1,369,305

   Reinsurance recoverables due from ALIC totaled $14.5 billion as of December 31, 2013.

   In September 2012, the Company entered into a coinsurance reinsurance agreement with LB Re to cede certain interest-sensitive life insurance policies to LB Re. Reinsurance recoverables due from LB Re totaled $1.9 million as of December 31, 2013.

Income taxes

   Prior to April 1, 2014, the Company was a party to a federal income tax allocation agreement with The Allstate Corporation (see Note 7).

Intercompany loan agreement

   Prior to April 1, 2014, the Company had an intercompany loan agreement with The Allstate Corporation. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013.

Lincoln Benefit Life Company
(A Wholly Owned Subsidiary of Resolution Life, Inc.)
Schedule I Consolidated Summary of Investments Other Than Investments in Related Parties
December 31, 2014

                                                                                      Amount at which
                                                                                       shown in the
                                                                Amortized              Consolidated
($ in thousands)                                                  Cost     Fair Value  Balance Sheet
----------------                                               ----------- ---------- ---------------
Type of Investment
Fixed maturities:
   Bonds:
       United States Government, Government Agencies and
         Authorities.......................................... $ 1,060,065 $1,112,535   $ 1,112,535
       States, municipalities and political subdivisions......          --         --            --
       Foreign governments....................................          --         --            --
       Public utilities.......................................          --         --            --
       All other corporate bonds..............................   7,279,391  7,377,745     7,377,745
   Residential mortgage-backed securities.....................     188,055    189,881       189,881
   Commercial mortgage-backed securities......................     331,041    333,483       333,483
   Asset-backed securities....................................     373,304    377,003       377,003
                                                               ----------- ----------   -----------
       Total fixed maturities.................................   9,231,856  9,390,647     9,390,647
                                                               ----------- ----------   -----------
Other securities:
   Mortgage loans.............................................   1,115,167                1,115,167
   Policy loans...............................................     194,385                  194,385
   Derivatives................................................      26,001                   26,001
   Other long-term assets.....................................         896                      896
   Short-term investments.....................................     361,369                  361,369
                                                               -----------              -----------
       Total other securities.................................   1,697,818                1,697,818
                                                               ----------- ----------   -----------
       Total investments...................................... $10,929,674 $9,390,647   $11,088,465
                                                               =========== ==========   ===========

Lincoln Benefit Life Company
(A Wholly-Owned Subsidiary of Resolution Life, Inc.)
Schedule IV -- Consolidated Reinsurance

                                                                                             Percentage of
                                                  Ceded to Other  Assumed from                   Amount
($ in thousands)                     Gross Amount   Companies    Other Companies Net Amount  Assumed to Net
----------------                     ------------ -------------- --------------- ----------- --------------
Successor
Period from April 1, 2014 through
  December 31, 2014
Life insurance in force............. $395,385,878  $388,790,881    $5,106,566    $11,701,563      43.6%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $    869,472  $   (669,382)   $    5,258    $   205,348       2.6%
   Accident and health insurance....       51,972       (33,451)           --         18,521       0.0%
                                     ------------  ------------    ----------    -----------
                                     $    921,444  $   (702,833)   $    5,258    $   223,869       2.3%
                                     ============  ============    ==========    ===========

-----------------------------------------------------------------------------------------------------------

Predecessor
Period from January 1, 2014 through
  March 31, 2014
Premiums and contract charges:
   Life and annuities............... $    313,410  $   (314,991)   $    1,581    $        --       0.0%
   Accident and health insurance....       18,489       (18,489)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $    331,899  $   (333,480)   $    1,581    $        --       0.0%
                                     ============  ============    ==========    ===========
Year ended December 31, 2013
Life insurance in force............. $389,941,404  $395,421,202    $5,479,798    $        --       0.0%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $  1,250,623  $ (1,257,453)   $    6,830    $        --       0.0%
   Accident and health insurance....       80,974       (80,974)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $  1,331,597  $ (1,338,427)   $    6,830    $        --       0.0%
                                     ============  ============    ==========    ===========
Year ended December 31, 2012
Life insurance in force............. $378,467,115  $384,205,939    $5,738,824    $        --       0.0%
                                     ============  ============    ==========    ===========
Premiums and contract charges:
   Life and annuities............... $  1,201,592  $ (1,208,376)   $    6,784    $        --       0.0%
   Accident and health insurance....       97,272       (97,272)           --             --       0.0%
                                     ------------  ------------    ----------    -----------
                                     $  1,298,864  $ (1,305,648)   $    6,784    $        --       0.0%
                                     ============  ============    ==========    ===========

   No reinsurance or coinsurance income was netted against premiums ceded in the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 to March 31, 2014, the year ended December 31, 2013 or the year ended December 31, 2012.

               ----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2014 AND FOR THE PERIODS ENDED DECEMBER 31, 2014 AND 2013, AND REPORTS OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of Lincoln Benefit Life Variable Life Account and Board of Directors of Lincoln Benefit Life Company:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Lincoln Benefit Life Variable Life Account (the "Account") at December 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2014 by correspondence with the unaffiliated mutual fund managers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois
April 13, 2015

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Deutsche
                                                                                                                      Investments
                                                                                                                        Variable
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein   Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account        Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              VPS                VPS              VPS                VPS              VPS
                             Growth         International     International         Small           Small/Mid          Deutsche
                           and Income          Growth             Value          Cap Growth         Cap Value      Equity 500 Index
                            Class A            Class A           Class A           Class A           Class A          VIP Class A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         454,321 $         262,091 $         152,943 $         416,492 $         288,906 $       3,122,428
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         454,321 $         262,091 $         152,943 $         416,492 $         288,906 $       3,122,428
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         454,321 $         262,091 $         152,943 $         416,492 $         288,906 $       3,122,428
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         454,321 $         262,091 $         152,943 $         416,492 $         288,906 $       3,122,428
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   15,124            13,765            11,304            19,861            13,162           152,985
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         330,359 $         236,034 $         154,281 $         375,728 $         250,477 $       2,033,194
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT
  VALUE (a)
    Lowest              $           16.26 $            9.05 $            7.23 $           20.31 $           18.62 $           30.70
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.26 $            9.05 $            7.23 $           20.31 $           18.62 $           30.70
                        ================= ================= ================= ================= ================= =================

(a)  The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Deutsche          Deutsche          Deutsche          Deutsche          Deutsche          Deutsche
                           Investments       Investments       Investments       Investments       Investments       Investments
                            Variable          Variable          Variable          Variable          Variable          Variable
                         Insurance Trust      Series I          Series I          Series I          Series I          Series II
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Deutsche          Deutsche          Deutsche          Deutsche          Deutsche       Deutsche Global
                         Small Cap Index        Bond           Core Equity    Global Small Cap    International    Income Builder
                           VIP Class A       VIP Class A       VIP Class A       VIP Class A       VIP Class A       VIP Class A
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,122,691 $       5,531,299 $       2,079,472 $       4,566,637 $       1,702,724 $       3,708,882
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,122,691 $       5,531,299 $       2,079,472 $       4,566,637 $       1,702,724 $       3,708,882
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,122,691 $       5,531,299 $       2,079,472 $       4,566,637 $       1,702,724 $       3,708,882
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,122,691 $       5,531,299 $       2,079,472 $       4,566,637 $       1,702,724 $       3,708,882
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   64,821           975,538           162,968           312,569           216,631           150,645
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         841,931 $       5,894,225 $       1,399,507 $       4,278,002 $       2,038,726 $       3,333,067
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           37.69 $           18.22 $           21.46 $           37.90 $           13.32 $           15.54
                        ================= ================= ================= ================= ================= =================
    Highest             $           37.69 $           20.60 $           21.46 $           37.90 $           13.32 $           16.62
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity          Fidelity          Fidelity
                            Federated         Federated         Federated         Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                             Series            Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Federated
                          Fund for U.S.       Federated         Federated
                           Government        High Income         Managed          VIP Asset                          VIP Emerging
                          Securities II     Bond Fund II    Volatility Fund II     Manager       VIP Contrafund        Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       6,703,003 $       8,590,106 $       3,813,944 $       9,349,640 $      75,684,759 $         434,889
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       6,703,003 $       8,590,106 $       3,813,944 $       9,349,640 $      75,684,759 $         434,889
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       6,703,003 $       8,590,106 $       3,813,944 $       9,349,640 $      75,684,759 $         434,889
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       6,703,003 $       8,590,106 $       3,813,944 $       9,349,640 $      75,684,759 $         434,889
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  602,788         1,243,141           362,198           545,168         2,025,823            47,790
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       6,808,085 $       8,400,776 $       3,430,716 $       7,933,801 $      52,343,881 $         423,266
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           20.48 $           25.85 $           19.86 $           22.97 $           16.06 $           10.88
                        ================= ================= ================= ================= ================= =================
    Highest             $           23.21 $           34.97 $           29.52 $           31.31 $           51.09 $           10.88
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                   VIP               VIP                                 VIP
                               VIP                               Growth             High                             Index 500-
                          Equity-Income      VIP Growth         & Income           Income         VIP Index 500     Service Class
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      38,056,688 $      45,133,041 $         503,202 $         367,693 $      59,562,589 $       2,916,478
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      38,056,688 $      45,133,041 $         503,202 $         367,693 $      59,562,589 $       2,916,478
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      38,056,688 $      45,133,041 $         503,202 $         367,693 $      59,562,589 $       2,916,478
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      38,056,688 $      45,133,041 $         503,202 $         367,693 $      59,562,589 $       2,916,478
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,568,055           710,980            24,216            66,611           286,193            14,056
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      34,457,471 $      25,514,832 $         361,742 $         386,183 $      39,563,279 $       2,129,768
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.56 $           15.92 $           15.82 $           15.45 $           22.19 $           16.76
                        ================= ================= ================= ================= ================= =================
    Highest             $           48.26 $           46.45 $           15.82 $           15.45 $           25.25 $           16.76
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP                                                   VIP               VIP
                         VIP Investment          Mid               VIP                                 Real             Value
                           Grade Bond            Cap          Money Market      VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       6,059,585 $       1,627,681 $      22,986,116 $      14,991,668 $         987,877 $         247,038
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       6,059,585 $       1,627,681 $      22,986,116 $      14,991,668 $         987,877 $         247,038
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       6,059,585 $       1,627,681 $      22,986,116 $      14,991,668 $         987,877 $         247,038
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       6,059,585 $       1,627,681 $      22,986,116 $      14,991,668 $         987,877 $         247,038
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  473,775            43,197        22,986,116           801,693            50,070            16,263
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       6,036,956 $       1,383,105 $      22,986,116 $      14,076,627 $         843,742 $         182,158
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.14 $           17.01 $           10.30 $           19.81 $           16.32 $           16.67
                        ================= ================= ================= ================= ================= =================
    Highest             $           17.21 $           17.01 $           16.00 $           24.14 $           16.32 $           16.67
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                           Investments       Investments       Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             Franklin Mutual                        Franklin          Franklin
                          Franklin High       Franklin           Global        Franklin Mutual        Small           Small-Mid
                           Income VIP        Income VIP       Discovery VIP      Shares VIP       Cap Value VIP    Cap Growth VIP
                          Fund Class 1      Fund Class 1      Fund Class 1      Fund Class 1      Fund Class 1      Fund Class 1
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         221,067 $         383,940 $         598,047 $         288,263 $         668,261 $         377,611
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         221,067 $         383,940 $         598,047 $         288,263 $         668,261 $         377,611
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         221,067 $         383,940 $         598,047 $         288,263 $         668,261 $         377,611
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         221,067 $         383,940 $         598,047 $         288,263 $         668,261 $         377,611
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   33,394            23,297            26,451            12,582            29,297            15,135
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         225,699 $         359,536 $         564,920 $         223,867 $         532,745 $         350,550
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.12 $           14.89 $           15.56 $           14.66 $           17.26 $           17.76
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.12 $           14.89 $           15.56 $           14.66 $           17.26 $           17.76
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton
                           Investments       Investments       Investments        Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Franklin          Franklin          Templeton        Aggressive         Balanced        Conservative
                            Strategic      U.S. Government       Global            Growth              ETF               ETF
                           Income VIP      Securities VIP       Bond VIP          ETF Asset           Asset             Asset
                          Fund Class 1      Fund Class 1      Fund Class 1       Allocation        Allocation        Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         261,906 $         275,391 $         803,217 $       4,584,217 $      10,857,788 $         638,871
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

    Total assets        $         261,906 $         275,391 $         803,217 $       4,584,217 $      10,857,788 $         638,871
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         261,906 $         275,391 $         803,217 $       4,584,217 $      10,857,788 $         638,871
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         261,906 $         275,391 $         803,217 $       4,584,217 $      10,857,788 $         638,871
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   22,009            21,184            43,277           388,822           954,951            56,688
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         277,467 $         282,684 $         825,022 $       3,801,660 $       9,826,295 $         638,714
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.95 $           12.61 $           16.47 $           13.08 $           13.32 $           12.48
                        ================= ================= ================= ================= ================= =================
    Highest             $           14.95 $           12.61 $           16.47 $           20.25 $           17.56 $           13.50
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                            Ibbotson          Ibbotson        Invesco Funds     Invesco Funds     Invesco Funds     Invesco Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Growth          Income and
                               ETF             Growth         Invesco V.I.      Invesco V.I.                        Invesco V.I.
                              Asset           ETF Asset         American          American        Invesco V.I.       Government
                           Allocation        Allocation         Franchise           Value          Core Equity       Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      11,570,013 $       1,722,240 $       1,870,116 $      11,036,896 $         664,618 $       1,018,479
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      11,570,013 $       1,722,240 $       1,870,116 $      11,036,896 $         664,618 $       1,018,479
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      11,570,013 $       1,722,240 $       1,870,116 $      11,036,896 $         664,618 $       1,018,479
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      11,570,013 $       1,722,240 $       1,870,116 $      11,036,896 $         664,618 $       1,018,479
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,026,621           157,570            34,076           554,061            16,206            86,753
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       9,881,854 $       1,649,155 $       1,308,604 $       8,084,887 $         446,719 $       1,032,075
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           13.31 $           12.89 $           14.82 $           18.07 $           18.44 $           11.10
                        ================= ================= ================= ================= ================= =================
    Highest             $           19.37 $           15.34 $           14.82 $           29.12 $           18.44 $           11.10
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Invesco Funds     Invesco Funds
                          Invesco Funds     Invesco Funds     Invesco Funds     Invesco Funds      (Class II)        (Class II)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                          Invesco V.I.
                             Growth                            Invesco V.I.      Invesco V.I.      Invesco V.I.      Invesco V.I.
                           and Income       Invesco V.I.         Mid Cap            Value          Growth and          Mid Cap
                         Fund - Series I     High Yield        Core Equity       Opportunity         Income            Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       4,951,172 $         368,322 $       2,201,014 $       5,983,856 $       5,704,620 $       3,823,342
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       4,951,172 $         368,322 $       2,201,014 $       5,983,856 $       5,704,620 $       3,823,342
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       4,951,172 $         368,322 $       2,201,014 $       5,983,856 $       5,704,620 $       3,823,342
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       4,951,172 $         368,322 $       2,201,014 $       5,983,856 $       5,704,620 $       3,823,342
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  196,866            66,604           156,544           608,115           227,366           666,087
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       3,882,657 $         357,339 $       1,941,275 $       4,763,868 $       4,560,307 $       2,624,814
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.34 $           12.29 $           21.29 $           15.35 $           22.22 $           22.54
                        ================= ================= ================= ================= ================= =================
    Highest             $           32.17 $           12.29 $           21.29 $           16.54 $           24.28 $           24.29
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series            Series            Series            Series            Series            Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               Mid
                               Cap                                                Flexible            Forty            Global
                              Value           Balanced         Enterprise           Bond            Portfolio         Research
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         387,824 $      34,361,757 $      39,271,528 $       7,658,180 $       4,892,345 $      27,857,047
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         387,824 $      34,361,757 $      39,271,528 $       7,658,180 $       4,892,345 $      27,857,047
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         387,824 $      34,361,757 $      39,271,528 $       7,658,180 $       4,892,345 $      27,857,047
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         387,824 $      34,361,757 $      39,271,528 $       7,658,180 $       4,892,345 $      27,857,047
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   20,662         1,093,279           635,873           639,247           121,489           672,064
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         338,355 $      28,224,315 $      22,149,693 $       7,781,627 $       4,287,913 $      18,579,661
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           16.33 $           17.12 $           17.44 $           15.29 $           14.07 $           19.34
                        ================= ================= ================= ================= ================= =================
    Highest             $           16.33 $           62.71 $           63.22 $           35.37 $           28.03 $           39.22
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus Aspen       Janus Aspen       Janus Aspen
                           Janus Aspen       Janus Aspen       Janus Aspen         Series            Series            Series
                             Series            Series            Series       (Service Shares)  (Service Shares)  (Service Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                   Mid Cap                             Global
                             Global             Janus                               Value           Balanced          Research
                           Technology         Portfolio         Overseas      (Service Shares)  (Service Shares)  (Service Shares)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         353,711 $      31,323,553 $         792,710 $       4,030,095 $       6,682,663 $         921,964
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         353,711 $      31,323,553 $         792,710 $       4,030,095 $       6,682,663 $         921,964
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         353,711 $      31,323,553 $         792,710 $       4,030,095 $       6,682,663 $         921,964
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         353,711 $      31,323,553 $         792,710 $       4,030,095 $       6,682,663 $         921,964
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   41,959           875,938            24,346           219,146           202,689            22,614
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         258,582 $      20,516,066 $         972,166 $       3,395,560 $       5,702,184 $         630,937
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           19.05 $           23.23 $            8.19 $           25.15 $           28.13 $           23.74
                        ================= ================= ================= ================= ================= =================
    Highest             $           19.05 $           43.19 $            8.19 $           25.15 $           28.13 $           23.74
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason        Legg Mason
                           Janus Aspen         Lazard           Partners          Partners        MFS Variable      MFS Variable
                             Series          Retirement         Variable          Variable          Insurance         Insurance
                        (Service Shares)    Series, Inc.    Portfolios I, Inc.Portfolios I, Inc.      Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Legg Mason        Legg Mason
                                              Emerging         ClearBridge     Western Assets                           MFS
                            Overseas           Markets       Variable Large    Variable Global        MFS             High Yield
                        (Service Shares)       Equity       Cap Value Class I  High Yield Bond       Growth           Portfolio
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       5,153,044 $       1,499,811 $       3,300,711 $       2,139,181 $       8,320,940 $       1,019,146
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       5,153,044 $       1,499,811 $       3,300,711 $       2,139,181 $       8,320,940 $       1,019,146
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       5,153,044 $       1,499,811 $       3,300,711 $       2,139,181 $       8,320,940 $       1,019,146
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       5,153,044 $       1,499,811 $       3,300,711 $       2,139,181 $       8,320,940 $       1,019,146
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  163,329            75,141           169,528           288,299           209,332           166,800
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       7,072,397 $       1,514,908 $       2,962,300 $       2,321,145 $       4,571,019 $       1,038,517
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $            7.78 $           51.94 $           21.29 $           19.83 $           26.89 $           10.69
                        ================= ================= ================= ================= ================= =================
    Highest             $            8.11 $           51.94 $           22.94 $           19.83 $           26.89 $           10.69
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                          MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Trust             Trust             Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                          MFS Investors
                             Growth         MFS Investors        MFS New                           MFS Total
                              Stock             Trust           Discovery       MFS Research         Return         MFS Utilities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         977,820 $       5,658,213 $       9,539,022 $       3,482,677 $      12,480,167 $       2,968,677
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         977,820 $       5,658,213 $       9,539,022 $       3,482,677 $      12,480,167 $       2,968,677
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         977,820 $       5,658,213 $       9,539,022 $       3,482,677 $      12,480,167 $       2,968,677
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         977,820 $       5,658,213 $       9,539,022 $       3,482,677 $      12,480,167 $       2,968,677
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   60,961           186,064           584,499           119,639           513,376            87,417
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         668,537 $       3,577,076 $       8,671,981 $       2,173,491 $      10,042,093 $       2,332,029
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           23.30 $           23.35 $           42.21 $           25.02 $           27.80 $           55.47
                        ================= ================= ================= ================= ================= =================
    Highest             $           23.30 $           23.35 $           42.21 $           25.02 $           27.80 $           55.47
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                            MFS Variable
                          MFS Variable        Insurance        Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance           Trust           Variable          Variable          Variable          Variable
                              Trust        (Service Class)    Account Funds     Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                               MFS New                                             Oppenheimer
                                              Discovery                          Oppenheimer        Discovery
                                               Series          Oppenheimer          Core             MidCap          Oppenheimer
                            MFS Value      (Service Class)   Capital Income         Bond             Growth         Equity Income
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       2,067,669 $         709,726 $         240,681 $         123,861 $       1,804,706 $         294,361
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       2,067,669 $         709,726 $         240,681 $         123,861 $       1,804,706 $         294,361
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       2,067,669 $         709,726 $         240,681 $         123,861 $       1,804,706 $         294,361
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       2,067,669 $         709,726 $         240,681 $         123,861 $       1,804,706 $         294,361
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  101,655            46,387            16,406            15,560            22,897            24,348
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,416,406 $         755,449 $         198,009 $         121,231 $       1,054,042 $         228,508
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           25.30 $           22.47 $           11.11 $            9.52 $           18.92 $           17.79
                        ================= ================= ================= ================= ================= =================
    Highest             $           25.30 $           22.47 $           11.11 $            9.52 $           18.92 $           17.79
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Oppenheimer       Oppenheimer
                                                                                  Variable          Variable
                           Oppenheimer       Oppenheimer       Oppenheimer      Account Funds     Account Funds
                            Variable          Variable          Variable       (Service Shares   (Service Shares   Panorama Series
                          Account Funds     Account Funds     Account Funds        ("SS"))           ("SS"))         Fund, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                  Oppenheimer
                                             Oppenheimer       Oppenheimer                         Main Street       Oppenheimer
                           Oppenheimer         Global          Main Street       Oppenheimer          Small         International
                             Global       Strategic Income      Small Cap        Global (SS)        Cap (SS)           Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         814,958 $         254,866 $      10,835,758 $       9,341,337 $       5,852,118 $       1,685,285
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         814,958 $         254,866 $      10,835,758 $       9,341,337 $       5,852,118 $       1,685,285
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         814,958 $         254,866 $      10,835,758 $       9,341,337 $       5,852,118 $       1,685,285
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         814,958 $         254,866 $      10,835,758 $       9,341,337 $       5,852,118 $       1,685,285
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   20,632            48,088           407,973           238,848           222,853           729,561
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         662,044 $         263,353 $       7,339,035 $       7,231,576 $       4,488,821 $       1,407,004
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           14.65 $           13.36 $           20.02 $           22.99 $           29.08 $           12.62
                        ================= ================= ================= ================= ================= =================
    Highest             $           14.65 $           13.36 $           43.81 $           22.99 $           31.78 $           41.57
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                         Panorama Series
                           Fund, Inc.
                         (Service Class    PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable    Putnam Variable
                             ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust        Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer                                                                                   VT
                          International                                             PIMCO             PIMCO         International
                           Growth (SC)      Foreign Bond      Money Market       Real Return      Total Return       Value Fund
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       1,861,375 $       3,898,082 $       2,308,942 $       3,419,436 $      15,550,578 $       2,850,249
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       1,861,375 $       3,898,082 $       2,308,942 $       3,419,436 $      15,550,578 $       2,850,249
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       1,861,375 $       3,898,082 $       2,308,942 $       3,419,436 $      15,550,578 $       2,850,249
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       1,861,375 $       3,898,082 $       2,308,942 $       3,419,436 $      15,550,578 $       2,850,249
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  775,573           357,622         2,308,942           266,935         1,388,444           288,487
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       1,474,418 $       3,683,424 $       2,308,942 $       3,496,307 $      15,104,129 $       3,317,770
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           22.16 $           18.98 $           11.74 $           16.68 $           18.64 $           16.60
                        ================= ================= ================= ================= ================= =================
    Highest             $           22.16 $           20.74 $           11.74 $           16.68 $           20.37 $           18.14
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                T. Rowe Price     T. Rowe Price     T. Rowe Price
                         Putnam Variable   Putnam Variable        Rydex            Equity            Equity            Equity
                        Trust (Class IA)  Trust (Class IA)   Variable Trust     Series, Inc.      Series, Inc.      Series, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                           VT International     Guggenheim       T. Rowe Price
                          VT High Yield      Value Fund     VT U.S. Long Short    Blue Chip       T. Rowe Price     T. Rowe Price
                           (Class IA)        (Class IA)        Equity Fund         Growth         Equity Income    Mid-Cap Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $         967,849 $       1,057,200 $         733,350 $       4,330,130 $      26,629,209 $      11,871,672
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $         967,849 $       1,057,200 $         733,350 $       4,330,130 $      26,629,209 $      11,871,672
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $         967,849 $       1,057,200 $         733,350 $       4,330,130 $      26,629,209 $      11,871,672
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $         967,849 $       1,057,200 $         733,350 $       4,330,130 $      26,629,209 $      11,871,672
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  141,913           105,826            48,631           208,983           887,049           425,813
                        ================= ================= ================= ================= ================= =================
Cost of investments     $         968,851 $       1,164,373 $         616,044 $       2,209,681 $      18,613,011 $       9,150,871
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           26.95 $           24.55 $           23.27 $           25.15 $           30.83 $           55.15
                        ================= ================= ================= ================= ================= =================
    Highest             $           26.95 $           24.55 $           23.27 $           25.15 $           30.83 $           55.15
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price
                             Equity         International       The Alger         The Alger         The Alger         The Alger
                          Series, Inc.      Series, Inc.       Portfolios        Portfolios        Portfolios        Portfolios
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                   Alger             Alger             Alger
                          T. Rowe Price     T. Rowe Price         Alger            Capital          Income &          Large Cap
                           New America      International       Balanced        Appreciation         Growth            Growth
                             Growth             Stock           Class I-2         Class I-2         Class I-2         Class I-2
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       2,870,682 $       3,570,141 $         186,547 $      21,384,065 $       5,786,380 $      12,630,975
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $       2,870,682 $       3,570,141 $         186,547 $      21,384,065 $       5,786,380 $      12,630,975
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $       2,870,682 $       3,570,141 $         186,547 $      21,384,065 $       5,786,380 $      12,630,975
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $       2,870,682 $       3,570,141 $         186,547 $      21,384,065 $       5,786,380 $      12,630,975
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  115,288           233,954            12,883           299,707           353,475           214,995
                        ================= ================= ================= ================= ================= =================
Cost of investments     $       2,459,088 $       3,192,335 $         157,067 $      15,003,083 $       3,783,729 $       9,180,666
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           25.70 $           18.19 $           13.59 $           19.09 $           26.29 $           16.01
                        ================= ================= ================= ================= ================= =================
    Highest             $           25.70 $           18.19 $           13.59 $           43.59 $           26.29 $           24.04
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Van Eck
                                                              The Universal     The Universal     The Universal       Worldwide
                            The Alger         The Alger       Institutional     Institutional     Institutional       Insurance
                           Portfolios        Portfolios        Funds, Inc.       Funds, Inc.       Funds, Inc.          Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Alger             Alger        Morgan Stanley    Morgan Stanley    Morgan Stanley        Van Eck
                             MidCap           SmallCap        UIF Emerging           UIF               UIF            Worldwide
                             Growth            Growth            Markets           Growth       U.S. Real Estate      Emerging
                            Class I-2         Class I-2          Class I           Class I           Class I           Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $      25,554,003 $       6,630,099 $         333,487 $       2,711,335 $       6,925,318 $       4,764,267
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total assets        $      25,554,003 $       6,630,099 $         333,487 $       2,711,335 $       6,925,318 $       4,764,267
                        ================= ================= ================= ================= ================= =================
NET ASSETS
Accumulation units      $      25,554,003 $       6,630,099 $         333,487 $       2,711,335 $       6,925,318 $       4,764,267
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Total net assets    $      25,554,003 $       6,630,099 $         333,487 $       2,711,335 $       6,925,318 $       4,764,267
                        ================= ================= ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,289,304           222,786            23,855            88,231           344,030           367,897
                        ================= ================= ================= ================= ================= =================
Cost of investments     $      19,776,156 $       6,073,353 $         321,208 $       1,828,356 $       5,355,771 $       4,824,497
                        ================= ================= ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           13.62 $           24.08 $            8.64 $           18.65 $           43.17 $           33.06
                        ================= ================= ================= ================= ================= =================
    Highest             $           34.64 $           24.08 $            8.64 $           28.91 $           43.17 $           33.06
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------

                             Van Eck           Van Eck
                            Worldwide         Worldwide
                            Insurance         Insurance         Wells Fargo       Wells Fargo
                              Trust             Trust         Variable Trust    Variable Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- -----------------
                                               Van Eck
                             Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                            Worldwide       Multi-Manager       Advantage         Advantage
                           Hard Assets      Alternatives        Discovery        Opportunity
                        ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
  value                 $       3,230,734 $         261,408 $       6,104,672 $       7,734,911
                        ----------------- ----------------- ----------------- -----------------
    Total assets        $       3,230,734 $         261,408 $       6,104,672 $       7,734,911
                        ================= ================= ================= =================
NET ASSETS
Accumulation units      $       3,230,734 $         261,408 $       6,104,672 $       7,734,911
                        ----------------- ----------------- ----------------- -----------------
    Total net assets    $       3,230,734 $         261,408 $       6,104,672 $       7,734,911
                        ================= ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  127,345            25,933           198,785           268,015
                        ================= ================= ================= =================
Cost of investments     $       3,850,436 $         258,415 $       3,844,253 $       5,320,538
                        ================= ================= ================= =================
ACCUMULATION UNIT VALUE
    Lowest              $           29.36 $           12.03 $           29.33 $           23.00
                        ================= ================= ================= =================
    Highest             $           29.36 $           12.03 $           29.33 $           23.00
                        ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Deutsche
                                                                                                                     Investments
                                                                                                                      Variable
                                                                                                                      Insurance
                        AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein     Trust (b)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VPS               VPS               VPS               VPS               VPS
                             Growth         International     International         Small           Small/Mid         Deutsche
                           and Income          Growth             Value          Cap Growth         Cap Value     Equity 500 Index
                             Class A           Class A           Class A           Class A           Class A       VIP Class A (c)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $           5,835 $               - $           5,654   $             - $           1,834 $          55,598
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                 5,835                 -             5,654                 -             1,834            55,598
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            25,408            11,868             8,788            36,183            13,239           328,888
    Cost of investments
      sold                         18,875            10,075             7,833            28,764            10,691           221,619
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        6,533             1,793               955             7,419             2,548           107,269
Realized gain
  distributions                         -                 -                 -            34,489            30,257            99,756
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                      6,533             1,793               955            41,908            32,805           207,025
Change in unrealized
  gains (losses)                   26,136            (5,862)          (16,237)          (49,201)          (12,082)          118,171
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  32,669            (4,069)          (15,282)           (7,293)           20,723           325,196
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          38,504 $          (4,069)$          (9,628)$          (7,293)$          22,557 $         380,794
                        ================= ================= ================= ================= ================= =================

(b) Previously known as DWS Investments Variable Insurance Trust
(c) Previously known as DWS VIP Equity 500 Index A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Deutsche
                           Investments        Deutsche          Deutsche          Deutsche          Deutsche          Deutsche
                            Variable         Investments       Investments       Investments       Investments       Investments
                            Insurance         Variable          Variable          Variable          Variable          Variable
                            Trust (b)       Series I (e)      Series I (e)      Series I (e)      Series I (e)      Series II (j)
                           Sub-Account       Sub-Account       Sub-Account       Pub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Deutsche          Deutsche          Deutsche          Deutsche          Deutsche       Deutsche Global
                         Small Cap Index        Bond           Core Equity    Global Small Cap    International    Income Builder
                         VIP Class A (d)   VIP Class A (f)   VIP Class A (g)   VIP Class A (h)   VIP Class A (i)   VIP Class A (k)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          10,442 $         190,830 $          20,919 $          44,467 $          32,933 $         114,152
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -            (8,268)                -                 -                 -            (2,010)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                10,442           182,562            20,919            44,467            32,933           112,142
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           142,473         1,026,820           252,867           952,625           138,599           283,022
    Cost of investments
      sold                        108,651         1,095,315           180,358           807,619           149,942           243,743
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       33,822           (68,495)           72,509           145,006           (11,343)           39,279
Realized gain
  distributions                    59,466                 -                 -           576,225                 -           376,319
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     93,288           (68,495)           72,509           721,231           (11,343)          415,598
Change in unrealized
  gains (losses)                  (51,455)          231,541           126,997          (961,751)         (248,558)         (387,871)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  41,833           163,046           199,506          (240,520)         (259,901)           27,727
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          52,275 $         345,608 $         220,425 $        (196,053)$        (226,968)$         139,869
                        ================= ================= ================= ================= ================= =================

(b) Previously known as DWS Investments Variable Insurance Trust
(d) Previously known as DWS VIP Small Cap Index A
(e) Previously known as DWS Variable Series I
(f) Previously known as DWS VIP Bond A
(g) Previously known as DWS VIP Core Equity A
(h) Previously known as DWS VIP Global Small Cap Growth A
(i) Previously known as DWS VIP International
(j) Previously known as DWS Variable Series II
(k) Previously known as DWS VIP Global Income Builder A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Fidelity          Fidelity          Fidelity
                            Federated         Federated         Federated         Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                             Series            Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Federated                           Federated
                          Fund for U.S.       Federated          Managed
                           Government        High Income       Volatility         VIP Asset                         VIP Emerging
                          Securities II     Bond Fund II         Fund II           Manager       VIP Contrafund        Markets
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         178,334 $         505,030 $         104,134 $         141,770 $         703,089 $           1,612
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (9,138)          (18,973)          (10,210)          (34,740)         (133,260)                -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               169,196           486,057            93,924           107,030           569,829             1,612
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           704,987         1,679,246           424,052           783,767         6,778,504            17,116
    Cost of investments
      sold                        726,811         1,613,398           364,897           655,957         4,820,416            16,244
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      (21,824)           65,848            59,155           127,810         1,958,088               872
Realized gain
  distributions                         -                 -           219,207           436,666         1,475,109                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    (21,824)           65,848           278,362           564,476         3,433,197               872
Change in unrealized
  gains (losses)                  116,771          (319,136)         (245,581)         (167,644)        4,165,358             1,881
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  94,947          (253,288)           32,781           396,832         7,598,555             2,753
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         264,143 $         232,769 $         126,705 $         503,862 $       8,168,384 $           4,365
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                   VIP               VIP                                 VIP
                               VIP                               Growth             High                             Index 500-
                          Equity-Income      VIP Growth         & Income           Income         VIP Index 500     Service Class
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $       1,069,509 $          83,075 $           8,606 $          21,653 $         935,274 $          43,412
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk               (113,416)         (120,818)                -                 -           (39,147)                -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               956,093           (37,743)            8,606            21,653           896,127            43,412
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         3,503,674         3,992,384            41,963            20,092         6,753,634           300,615
    Cost of investments
      sold                      3,192,372         2,346,501            29,739            19,325         5,008,159           230,571
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      311,302         1,645,883            12,224               767         1,745,475            70,044
Realized gain
  distributions                   523,310                 -               108                 -            51,920             2,545
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    834,612         1,645,883            12,332               767         1,797,395            72,589
Change in unrealized
  gains (losses)                1,223,498         3,042,810            24,864           (20,482)        4,539,356           221,088
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               2,058,110         4,688,693            37,196           (19,715)        6,336,751           293,677
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       3,014,203 $       4,650,950 $          45,802 $           1,938 $       7,232,878 $         337,089
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Fidelity          Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                            Variable          Variable          Variable          Variable          Variable          Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                 VIP                                                   VIP               VIP
                         VIP Investment          Mid               VIP                                Real              Value
                           Grade Bond            Cap          Money Market      VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         131,482 $           4,144 $           2,639 $         214,817 $          16,295 $           2,528
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -           (31,369)          (25,764)                -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               131,482             4,144           (28,730)          189,053            16,295             2,528
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           446,308            44,036         9,417,735         1,777,515           123,120            17,223
    Cost of investments
      sold                        447,891            38,306         9,417,735         1,563,860           113,923            12,353
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       (1,583)            5,730                 -           213,655             9,197             4,870
Realized gain
  distributions                     2,329            32,565                 -             4,071            51,858                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                        746            38,295                 -           217,726            61,055             4,870
Change in unrealized
  gains (losses)                  199,118            48,355                 -        (1,768,162)          128,734             7,971
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 199,864            86,650                 -        (1,550,436)          189,789            12,841
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         331,346 $          90,794 $         (28,730)$      (1,361,383)$         206,084 $          15,369
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin          Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton         Templeton         Templeton         Templeton
                           Investments       Investments       Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                             Franklin Mutual                        Franklin          Franklin
                          Franklin High       Franklin           Global        Franklin Mutual        Small           Small-Mid
                           Income VIP        Income VIP       Discovery VIP      Shares VIP       Cap Value VIP    Cap Growth VIP
                        Fund Class 1 (l)  Fund Class 1 (m)  Fund Class 1 (n)  Fund Class 1 (o)  Fund Class 1 (p)  Fund Class 1 (q)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          11,717 $          18,376 $          12,851 $           5,845 $           4,934 $               -
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                11,717            18,376            12,851             5,845             4,934                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            41,040            59,988            46,085            34,691            26,960            27,894
    Cost of investments
      sold                         38,882            53,377            39,889            25,498            19,532            24,337
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        2,158             6,611             6,196             9,193             7,428             3,557
Realized gain
  distributions                         -                 -            35,668             1,351            42,924            62,876
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                      2,158             6,611            41,864            10,544            50,352            66,433
Change in unrealized
  gains (losses)                  (14,708)           (8,674)          (22,841)            3,054           (48,323)          (40,649)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 (12,550)           (2,063)           19,023            13,598             2,029            25,784
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $            (833)$          16,313 $          31,874 $          19,443 $           6,963 $          25,784
                        ================= ================= ================= ================= ================= =================

(l) Previously known as VIP High Income Securities
(m) Previously known as VIP Income Securities
(n) Previously known as VIP Mutual Global Discovery Securities
(o) Previously known as VIP Mutual Shares Securities
(p) Previously known as VIP Small Cap Value Securities
(q) Previously known as VIP Small-Mid Cap Growth Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Franklin          Franklin          Franklin
                            Templeton         Templeton         Templeton
                           Investments       Investments       Investments        Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                            Franklin          Franklin          Templeton        Aggressive         Balanced        Conservative
                            Strategic      U.S. Government       Global            Growth              ETF               ETF
                           Income VIP      Securities VIP       Bond VIP          ETF Asset           Asset             Asset
                        Fund Class 1 (r)  Fund Class 1 (s)  Fund Class 1 (t)     Allocation        Allocation        Allocation
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          14,031 $           7,503 $          38,738 $          52,254 $         150,069 $           8,040
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -              (536)           (7,105)             (212)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                14,031             7,503            38,738            51,718           142,964             7,828
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            21,526            22,464            51,305           551,234         1,701,854           248,154
    Cost of investments
      sold                         22,073            23,300            50,859           437,976         1,524,805           242,214
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                         (547)             (836)              446           113,258           177,049             5,940
Realized gain
  distributions                     4,478                 -                 -            33,002           161,792             9,320
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                      3,931              (836)              446           146,260           338,841            15,260
Change in unrealized
  gains (losses)                  (13,911)            2,415           (23,881)            7,770             6,096            (2,364)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  (9,980)            1,579           (23,435)          154,030           344,937            12,896
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $           4,051 $           9,082 $          15,303 $         205,748 $         487,901 $          20,724
                        ================= ================= ================= ================= ================= =================

(r) Previously known as VIP Strategic Income Securities
(s) Previously known as VIP U.S. Government
(t) Previously known as VIP Global Income Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                            Ibbotson          Ibbotson        Invesco Funds     Invesco Funds     Invesco Funds     Invesco Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                             Growth          Income and
                               ETF             Growth         Invesco V.I.      Invesco V.I.                        Invesco V.I.
                              Asset           ETF Asset         American          American        Invesco V.I.       Government
                           Allocation        Allocation         Franchise           Value          Core Equity       Securities
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         140,472 $          25,037 $             761 $          49,368 $           5,598 $          32,389
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (1,180)             (505)                -           (16,129)                -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               139,292            24,532               761            33,239             5,598            32,389
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           874,997           236,772           234,170         1,578,337            61,757           202,458
    Cost of investments
      sold                        742,140           222,406           173,652         1,095,840            42,032           204,716
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      132,857            14,366            60,518           482,497            19,725            (2,258)
Realized gain
  distributions                    24,459            29,748                 -           881,361             3,125                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    157,316            44,114            60,518         1,363,858            22,850            (2,258)
Change in unrealized
  gains (losses)                  213,668           (13,648)           82,978          (392,916)           21,755            10,452
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 370,984            30,466           143,496           970,942            44,605             8,194
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         510,276 $          54,998 $         144,257 $       1,004,181 $          50,203 $          40,583
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Invesco Funds     Invesco Funds
                          Invesco Funds     Invesco Funds     Invesco Funds     Invesco Funds      (Class II)        (Class II)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                          Invesco V.I.
                             Growth                           Invesco V.I.      Invesco V.I.      Invesco V.I.      Invesco V.I.
                           and Income       Invesco V.I.         Mid Cap            Value          Growth and          Mid Cap
                         Fund - Series I     High Yield        Core Equity       Opportunity         Income            Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          86,230 $          17,202 $             864 $          83,348 $          85,407 $               -
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -            (2,609)          (13,694)           (5,300)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                86,230            17,202               864            80,739            71,713            (5,300)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           388,684            57,105           173,754           805,571         1,026,613         1,070,167
    Cost of investments
      sold                        281,739            51,982           141,212           651,186           770,508           777,185
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      106,945             5,123            32,542           154,385           256,105           292,982
Realized gain
  distributions                   560,762                 -           247,909                 -           667,323                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    667,707             5,123           280,451           154,385           923,428           292,982
Change in unrealized
  gains (losses)                 (286,289)          (15,415)         (183,786)          155,783          (479,715)          (21,667)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 381,418           (10,292)           96,665           310,168           443,713           271,315
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         467,648 $           6,910 $          97,529 $         390,907 $         515,426 $         266,015
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                             Series            Series            Series            Series            Series            Series
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               Mid
                               Cap                                                Flexible            Forty            Global
                              Value           Balanced         Enterprise           Bond            Portfolio         Research
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $           5,035 $         593,898 $          60,475 $         241,905 $           7,244 $         301,418
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -           (93,035)         (111,188)          (11,762)           (2,671)          (93,308)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                 5,035           500,863           (50,713)          230,143             4,573           208,110
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            27,168         3,499,076         3,868,581         1,031,589           434,061         2,615,347
    Cost of investments
      sold                         22,738         2,927,580         2,240,953         1,043,849           353,757         1,787,299
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        4,430           571,496         1,627,628           (12,260)           80,304           828,048
Realized gain
  distributions                    34,220           894,904         2,587,684                 -         1,340,836                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     38,650         1,466,400         4,215,312           (12,260)        1,421,140           828,048
Change in unrealized
  gains (losses)                  (13,091)          725,844           211,491           106,859        (1,034,882)          881,159
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  25,559         2,192,244         4,426,803            94,599           386,258         1,709,207
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          30,594 $       2,693,107 $       4,376,090 $         324,742 $         390,831 $       1,917,317
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                 Janus Aspen       Janus Aspen       Janus Aspen
                           Janus Aspen       Janus Aspen       Janus Aspen         Series            Series            Series
                             Series            Series            Series       (Service Shares)  (Service Shares)  (Service Shares)
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                   Mid Cap                             Global
                             Global             Janus                               Value           Balanced          Research
                           Technology         Portfolio         Overseas      (Service Shares)  (Service Shares)  (Service Shares)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $               - $         109,606 $          22,631 $          49,628 $         100,371 $           8,833
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -           (97,703)                -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                     -            11,903            22,631            49,628           100,371             8,833
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            28,212         2,762,641            79,707           377,473           577,587            72,158
    Cost of investments
      sold                         20,599         1,862,473            79,980           309,506           501,490            50,053
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        7,613           900,168              (273)           67,967            76,097            22,105
Realized gain
  distributions                    19,673         2,143,455            73,074           381,463           165,603                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     27,286         3,043,623            72,801           449,430           241,700            22,105
Change in unrealized
  gains (losses)                    2,726           529,276          (198,026)         (182,598)          184,851            32,561
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  30,012         3,572,899          (125,225)          266,832           426,551            54,666
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          30,012 $       3,584,802 $        (102,594)$         316,460 $         526,922 $          63,499
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason        Legg Mason        Legg Mason
                           Janus Aspen         Lazard           Partners          Partners          Partners        MFS Variable
                             Series          Retirement         Variable          Variable          Variable          Insurance
                        (Service Shares)    Series, Inc.    Portfolios I, Inc.Portfolios I, Inc.Portfolios I, Inc.      Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                               Legg Mason
                                                               ClearBridge       Legg Mason
                                                                Variable         ClearBridge       Legg Mason
                                              Emerging         Fundamental        Variable       Western Assets
                            Overseas           Markets           All Cap          Large Cap      Variable Global         MFS
                        (Service Shares)       Equity       Value Class I (u)   Value Class I    High Yield Bond       Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $         172,585 $          26,826 $         233,254 $          57,147 $         159,990 $           8,448
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (4,872)                -                 -            (3,540)                -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)               167,713            26,826           233,254            53,607           159,990             8,448
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           807,036           189,512         1,250,851           516,922           275,308           791,578
    Cost of investments
      sold                        948,756           172,346         1,919,403           404,452           266,326           421,876
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                     (141,720)           17,166          (668,552)          112,470             8,982           369,702
Realized gain
  distributions                   583,053            14,512           712,356           221,245                 -           539,140
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    441,333            31,678            43,804           333,715             8,982           908,842
Change in unrealized
  gains (losses)               (1,329,626)         (124,387)         (180,638)         (165,790)         (188,416)         (213,191)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (888,293)          (92,709)         (136,834)          167,925          (179,434)          695,651
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (720,580)$         (65,883)$          96,420 $         221,532 $         (19,444)$         704,099
                        ================= ================= ================= ================= ================= =================

(u) For the period beginning January 1, 2014, and ended December 5, 2014

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                          MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable      MFS Variable
                            Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                              Trust             Trust             Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               MFS          MFS Investors
                           High Yield          Growth         MFS Investors        MFS New                            MFS Total
                            Portfolio           Stock             Trust           Discovery       MFS Research         Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          61,924 $           4,845 $          51,529 $               - $          28,030 $         230,413
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                61,924             4,845            51,529                 -            28,030           230,413
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           188,117           107,862           321,174         1,237,446           294,844         1,303,896
    Cost of investments
      sold                        186,145            73,701           199,233           907,762           179,217         1,060,187
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        1,972            34,161           121,941           329,684           115,627           243,709
Realized gain
  distributions                         -            52,041           421,162         2,010,340           254,345           320,694
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                      1,972            86,202           543,103         2,340,024           369,972           564,403
Change in unrealized
  gains (losses)                  (34,877)           11,361           (21,444)       (3,150,415)          (64,959)          193,908
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 (32,905)           97,563           521,659          (810,391)          305,013           758,311
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          29,019 $         102,408 $         573,188 $        (810,391)$         333,043 $         988,724
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                              MFS Variable
                          MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance         Insurance           Trust           Variable          Variable          Variable
                              Trust             Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                 MFS New                                             Oppenheimer
                                                                Discovery                          Oppenheimer        Discovery
                                                                 Series          Oppenheimer          Core             MidCap
                          MFS Utilities       MFS Value      (Service Class)   Capital Income         Bond             Growth
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          60,714 $          30,759 $               - $           4,555 $           5,714 $               -
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -            (5,581)                -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                60,714            30,759            (5,581)            4,555             5,714                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           381,406           298,746           281,889            14,482            14,861           193,420
    Cost of investments
      sold                        293,744           208,651           247,410            12,098            14,477           117,409
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       87,662            90,095            34,479             2,384               384            76,011
Realized gain
  distributions                   106,477            62,235           165,316                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    194,139           152,330           199,795             2,384               384            76,011
Change in unrealized
  gains (losses)                   89,187            19,659          (277,385)           10,558             1,513            25,608
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 283,326           171,989           (77,590)           12,942             1,897           101,619
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         344,040 $         202,748 $         (83,171)$          17,497 $           7,611 $         101,619
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Oppenheimer       Oppenheimer
                                                                                                    Variable          Variable
                           Oppenheimer       Oppenheimer       Oppenheimer       Oppenheimer      Account Funds     Account Funds
                            Variable          Variable          Variable          Variable       (Service Shares   (Service Shares
                          Account Funds     Account Funds     Account Funds     Account Funds        ("SS"))           ("SS"))
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                                     Oppenheimer
                                                               Oppenheimer       Oppenheimer                         Main Street
                           Oppenheimer       Oppenheimer         Global          Main Street       Oppenheimer          Small
                          Equity Income        Global       Strategic Income      Small Cap        Global (SS)        Cap (SS)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $           4,747 $           8,411 $           9,953 $          88,259 $          80,649 $          39,637
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -           (12,549)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                 4,747             8,411             9,953            88,259            80,649            27,088
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales            21,015            55,716            10,794           750,374           511,031         2,169,706
    Cost of investments
      sold                         16,144            42,733            10,974           488,983           382,474         1,640,147
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        4,871            12,983              (180)          261,391           128,557           529,559
Realized gain
  distributions                    12,679            34,314                 -         1,417,953           424,336           879,745
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     17,550            47,297              (180)        1,679,344           552,893         1,409,304
Change in unrealized
  gains (losses)                    4,684           (38,570)           (3,728)         (596,565)         (444,864)         (824,844)
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                  22,234             8,727            (3,908)        1,082,779           108,029           584,460
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $          26,981 $          17,138 $           6,045 $       1,171,038 $         188,678 $         611,548
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                           Panorama Series
                                             Fund, Inc.
                         Panorama Series   (Service Class    PIMCO Variable    PIMCO Variable    PIMCO Variable    PIMCO Variable
                           Fund, Inc.          ("SC"))       Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer
                          International     International                                             PIMCO             PIMCO
                             Growth          Growth (SC)      Foreign Bond      Money Market       Real Return      Total Return
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          20,014 $          19,688 $          72,332 $             161 $          50,345 $         358,358
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -           (14,534)           (7,270)                -                 -           (22,113)
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                20,014             5,154            65,062               161            50,345           336,245
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           157,641           361,842           989,479           171,852           407,818         2,944,015
    Cost of investments
      sold                        118,856           258,022           960,838           171,852           407,685         2,860,906
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                       38,785           103,820            28,641                 -               133            83,109
Realized gain
  distributions                    35,226            41,981            26,345                23                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                     74,011           145,801            54,986                23               133            83,109
Change in unrealized
  gains (losses)                 (226,117)         (306,441)          294,504                 -            60,406           257,925
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (152,106)         (160,640)          349,490                23            60,539           341,034
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (132,092)$        (155,486)$         414,552 $             184 $         110,884 $         677,279
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  T. Rowe Price     T. Rowe Price
                         Putnam Variable   Putnam Variable   Putnam Variable        Rydex            Equity            Equity
                              Trust       Trust (Class IA)  Trust (Class IA)   Variable Trust     Series, Inc.      Series, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                               VT                           VT International    Guggenheim VT     T. Rowe Price
                          International     VT High Yield      Value Fund      U.S. Long Short      Blue Chip       T. Rowe Price
                           Value Fund        (Class IA)        (Class IA)        Equity Fund         Growth         Equity Income
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          40,332 $          63,895 $          18,282 $               - $               - $         463,993
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                 (4,941)                -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                35,391            63,895            18,282                 -                 -           463,993
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           377,122           128,880           174,172           135,739           431,189         2,489,897
    Cost of investments
      sold                        404,955           125,770           179,271           119,204           232,647         1,775,295
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      (27,833)            3,110            (5,099)           16,535           198,542           714,602
Realized gain
  distributions                         -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    (27,833)            3,110            (5,099)           16,535           198,542           714,602
Change in unrealized
  gains (losses)                 (311,133)          (46,283)         (123,599)            1,478           170,841           727,880
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                (338,966)          (43,173)         (128,698)           18,013           369,383         1,442,482
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $        (303,575)$          20,722 $        (110,416)$          18,013 $         369,383 $       1,906,475
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price     T. Rowe Price
                             Equity            Equity         International       The Alger         The Alger         The Alger
                          Series, Inc.      Series, Inc.      Series, Inc.       Portfolios        Portfolios        Portfolios
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                      Alger             Alger
                                            T. Rowe Price     T. Rowe Price         Alger            Capital          Income &
                          T. Rowe Price      New America      International       Balanced        Appreciation         Growth
                         Mid-Cap Growth        Growth             Stock           Class I-2         Class I-2         Class I-2
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $               - $               - $          39,090 $           3,521 $          19,295 $         123,166
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                     -                 -            39,090             3,521            19,295           123,166
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         1,137,167           393,583           757,535            15,509         1,894,505           656,617
    Cost of investments
      sold                        814,608           296,584           645,884            13,170         1,116,983           451,343
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      322,559            96,999           111,651             2,339           777,522           205,274
Realized gain
  distributions                 1,280,759           400,307            20,695                 -         3,084,965                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                  1,603,318           497,306           132,346             2,339         3,862,487           205,274
Change in unrealized
  gains (losses)                 (172,605)         (245,536)         (213,736)            9,095        (1,310,480)          335,467
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,430,713           251,770           (81,390)           11,434         2,552,007           540,741
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,430,713 $         251,770 $         (42,300)$          14,955 $       2,571,302 $         663,907
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                The Universal     The Universal     The Universal
                            The Alger         The Alger         The Alger       Institutional     Institutional     Institutional
                           Portfolios        Portfolios        Portfolios        Funds, Inc.       Funds, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                              Alger             Alger             Alger        Morgan Stanley    Morgan Stanley    Morgan Stanley
                            Large Cap          MidCap           SmallCap        UIF Emerging           UIF               UIF
                             Growth            Growth            Growth            Markets           Growth       U.S. Real Estate
                            Class I-2         Class I-2         Class I-2          Class I           Class I           Class I
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          19,418 $               - $               - $           1,283 $               - $          90,812
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -            (5,396)                -
    Administrative
      expense                           -                 -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                19,418                 -                 -             1,283            (5,396)           90,812
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales         1,472,104         2,593,677         1,052,063            47,617           448,807           481,756
    Cost of investments
      sold                        879,355         2,117,638           883,107            42,928           330,487           415,440
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                      592,749           476,039           168,956             4,689           118,320            66,316
Realized gain
  distributions                 1,967,450                 -           609,585                 -           196,600                 -
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                  2,560,199           476,039           778,541             4,689           314,920            66,316
Change in unrealized
  gains (losses)               (1,272,564)        1,460,241          (761,646)          (20,795)         (156,041)        1,473,121
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments               1,287,635         1,936,280            16,895           (16,106)          158,879         1,539,437
                        ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $       1,307,053 $       1,936,280 $          16,895 $         (14,823)$         153,483 $       1,630,249
                        ================= ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------------------------------------------------------------------------------

                             Van Eck           Van Eck           Van Eck
                            Worldwide         Worldwide         Worldwide
                            Insurance         Insurance         Insurance        Wells Fargo       Wells Fargo
                              Trust             Trust             Trust        Variable Trust    Variable Trust
                           Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ----------------- ----------------- -----------------
                             Van Eck                             Van Eck
                            Worldwide          Van Eck          Worldwide      Wells Fargo VT    Wells Fargo VT
                            Emerging          Worldwide       Multi-Manager       Advantage         Advantage
                             Markets         Hard Assets      Alternatives        Discovery        Opportunity
                        ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT INCOME
  (LOSS)
Dividends               $          25,456 $           3,668 $               - $               - $           4,374
Charges from Lincoln
  Benefit
  Life Company:
    Mortality and
      expense risk                      -                 -                 -                 -                 -
    Administrative
      expense                           -                 -                 -                 -                 -
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Net investment
      income (loss)                25,456             3,668                 -                 -             4,374
                        ----------------- ----------------- ----------------- ----------------- -----------------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales           486,632           540,238            28,116           761,099         1,062,778
    Cost of investments
      sold                        477,113           522,492            27,505           427,345           774,503
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Realized gains
      (losses) on fund
      shares                        9,519            17,746               611           333,754           288,275
Realized gain
  distributions                   581,125                 -             3,475           788,515                 -
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized gains
      (losses)                    590,644            17,746             4,086         1,122,269           288,275
Change in unrealized
  gains (losses)                 (629,482)         (781,837)           (6,984)       (1,132,012)          458,038
                        ----------------- ----------------- ----------------- ----------------- -----------------
    Net realized and
      change in
      unrealized gains
      (losses) on
      investments                 (38,838)         (764,091)           (2,898)           (9,743)          746,313
                        ----------------- ----------------- ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS            $         (13,382)$        (760,423)$          (2,898)$          (9,743)$         750,687
                        ================= ================= ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               AllianceBernstein             AllianceBernstein             AllianceBernstein
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   VPS Growth                VPS International             VPS International
                                               and Income Class A              Growth Class A                Value Class A
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       5,835  $       3,804  $           -  $       1,769  $       5,654  $       7,781
Net realized gains (losses)                       6,533          5,622          1,793          1,064            955            383
Change in unrealized gains (losses)              26,136         70,595         (5,862)        20,526        (16,237)        17,128
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               38,504         80,021         (4,069)        23,359         (9,628)        25,292
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         85,783         60,173         88,921         78,129         44,899         34,691
Benefit payments                                      -              -           (790)             -              -              -
Payments on termination                         (13,618)       (16,947)        (7,197)        (7,395)        (3,394)        (2,272)
Loans - net                                      (6,203)          (604)        (2,336)           139         (4,704)        (1,005)
Records maintenance charge                      (41,637)       (31,016)       (34,160)       (29,175)       (20,003)       (15,708)
Transfers among the sub-accounts
   and with the Fixed Account - net              31,434        105,522          5,323          4,763          4,105         (1,436)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      55,759        117,128         49,761         46,461         20,903         14,270
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                94,263        197,149         45,692         69,820         11,275         39,562
NET ASSETS AT BEGINNING OF PERIOD               360,058        162,909        216,399        146,579        141,668        102,106
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     454,321  $     360,058  $     262,091  $     216,399  $     152,943  $     141,668
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     24,250         14,808         23,616         18,172         18,377         16,292
         Units issued                             5,326         11,670          6,605          6,529          3,903          2,923
         Units redeemed                          (1,643)        (2,228)        (1,273)        (1,085)        (1,126)          (838)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            27,933         24,250         28,948         23,616         21,154         18,377
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Deutsche Investments
                                               AllianceBernstein             AllianceBernstein          Variable Insurance Trust
                                                  Sub-Account                   Sub-Account                 Sub-Account (b)
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                Deutsche
                                                   VPS Small                   VPS Small/Mid              Equity 500 Index VIP
                                               Cap Growth Class A            Cap Value Class A                 Class A (c)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $       1,834  $       1,153  $      55,598  $      47,266
Net realized gains (losses)                      41,908         47,446         32,805         13,787        207,025        118,748
Change in unrealized gains (losses)             (49,201)        55,144        (12,082)        36,281        118,171        571,363
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               (7,293)       102,590         22,557         51,221        380,794        737,377
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        144,962        102,169         79,575         51,751        253,713        273,012
Benefit payments                                      -              -              -              -         (7,802)        (1,880)
Payments on termination                         (17,156)       (12,248)        (5,947)       (10,950)      (279,006)      (155,755)
Loans - net                                      (8,334)        (1,414)        (6,905)          (633)       (29,346)       (22,575)
Records maintenance charge                      (57,771)       (42,115)       (32,909)       (23,110)      (156,212)      (167,396)
Transfers among the sub-accounts
   and with the Fixed Account - net              12,790         (6,345)         5,812         44,269         (1,216)       (61,077)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      74,491         40,047         39,626         61,327       (219,869)      (135,671)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                67,198        142,637         62,183        112,548        160,925        601,706
NET ASSETS AT BEGINNING OF PERIOD               349,294        206,657        226,723        114,175      2,961,503      2,359,797
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     416,492  $     349,294  $     288,906  $     226,723  $   3,122,428  $   2,961,503
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     16,883         14,550         13,296          9,244        109,385        114,987
         Units issued                             5,407          3,524          2,966          5,110          3,807          4,416
         Units redeemed                          (1,787)        (1,191)          (746)        (1,058)       (11,483)       (10,018)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            20,503         16,883         15,516         13,296        101,709        109,385
                                          =============  =============  =============  =============  =============  =============

(b) Previously known as DWS Investments Variable Insurance Trust
(c) Previously known as DWS VIP Equity 500 Index A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Deutsche Investments          Deutsche Investments          Deutsche Investments
                                            Variable Insurance Trust         Variable Series I             Variable Series I
                                                Sub-Account (b)               Sub-Account (e)               Sub-Account (e)
                                          ----------------------------  ----------------------------  ----------------------------
                                               Deutsche Small Cap                 Deutsche                Deutsche Core Equity
                                             Index VIP Class A (d)          Bond VIP Class A (f)            VIP Class A (g)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      10,442  $      16,240  $     182,562  $     189,371  $      20,919  $      25,731
Net realized gains (losses)                      93,288         63,449        (68,495)       (57,313)        72,509         49,187
Change in unrealized gains (losses)             (51,455)       239,481        231,541       (310,308)       126,997        482,553
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               52,275        319,170        345,608       (178,250)       220,425        557,471
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         96,707         94,935        557,164        617,731        129,266        152,867
Benefit payments                                      -              -        (11,537)       (55,039)       (23,719)        (4,577)
Payments on termination                        (134,883)       (38,547)      (324,711)      (407,012)       (73,706)      (138,884)
Loans - net                                         676         (3,573)       (36,165)       (42,549)       (10,502)       (13,189)
Records maintenance charge                      (50,918)       (53,589)      (401,457)      (429,393)      (115,624)      (119,532)
Transfers among the sub-accounts
   and with the Fixed Account - net              41,585        (29,161)       121,415         27,495        (14,536)       (20,999)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     (46,833)       (29,935)       (95,291)      (288,767)      (108,821)      (144,314)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                 5,442        289,235        250,317       (467,017)       111,604        413,157
NET ASSETS AT BEGINNING OF PERIOD             1,117,249        828,014      5,280,982      5,747,999      1,967,868      1,554,711
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,122,691  $   1,117,249  $   5,531,299  $   5,280,982  $   2,079,472  $   1,967,868
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     31,050         31,902        301,282        316,990        102,529        111,237
         Units issued                             2,705          2,575         49,766         19,775          7,186          8,647
         Units redeemed                          (3,967)        (3,427)       (54,650)       (35,483)       (12,828)       (17,355)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            29,788         31,050        296,398        301,282         96,887        102,529
                                          =============  =============  =============  =============  =============  =============

(b) Previously known as DWS Investments Variable Insurance Trust
(d) Previously known as DWS VIP Small Cap Index A
(e) Previously known as DWS Variable Series I
(f) Previously known as DWS VIP Bond A
(g) Previously known as DWS VIP Core Equity A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Deutsche Investments          Deutsche Investments          Deutsche Investments
                                               Variable Series I             Variable Series I             Variable Series II
                                                Sub-Account (e)               Sub-Account (e)               Sub-Account (j)
                                          ----------------------------  ----------------------------  ----------------------------
                                           Deutsche Global Small Cap       Deutsche International     Deutsche Global Income Builder
                                                VIP Class A (h)               VIP Class A (i)               VIP Class A (k)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      44,467  $      31,202  $      32,933  $     100,619  $     112,142  $      72,392
Net realized gains (losses)                     721,231        387,727        (11,343)      (126,259)       415,598         68,179
Change in unrealized gains (losses)            (961,751)     1,089,192       (248,558)       368,179       (387,871)       407,668
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                             (196,053)     1,508,121       (226,968)       342,539        139,869        548,239
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        300,054        324,212        135,451        167,960        280,744        313,653
Benefit payments                                 (4,932)        (1,229)          (106)        (4,246)       (21,935)        (5,650)
Payments on termination                        (775,088)      (292,264)       (83,877)      (164,137)      (204,690)      (229,349)
Loans - net                                     (37,897)       (48,279)       (22,009)       (13,774)         4,396        (18,705)
Records maintenance charge                     (254,791)      (270,770)       (97,153)      (105,924)      (256,627)      (276,049)
Transfers among the sub-accounts
   and with the Fixed Account - net             (16,420)       (24,097)        32,427       (442,701)        47,699        (81,971)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (789,074)      (312,427)       (35,267)      (562,822)      (150,413)      (298,071)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (985,127)     1,195,694       (262,235)      (220,283)       (10,544)       250,168
NET ASSETS AT BEGINNING OF PERIOD             5,551,764      4,356,070      1,964,959      2,185,242      3,719,426      3,469,258
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,566,637  $   5,551,764  $   1,702,724  $   1,964,959  $   3,708,882  $   3,719,426
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    140,428        149,784        130,203        174,089        233,387        253,971
         Units issued                             4,181          5,119          7,091          8,146          8,145         12,010
         Units redeemed                         (24,125)       (14,475)        (9,424)       (52,032)       (17,307)       (32,594)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           120,484        140,428        127,870        130,203        224,225        233,387
                                          =============  =============  =============  =============  =============  =============

(e) Previously known as DWS Variable Series I
(h) Previously known as DWS VIP Global Small Cap Growth A
(i) Previously known as DWS VIP International
(j) Previously known as DWS Variable Series II
(k) Previously known as DWS VIP Global Income Builder A

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                   Federated                     Federated                     Federated
                                                Insurance Series              Insurance Series              Insurance Series
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                            Federated Fund for U.S.              Federated                     Federated
                                            Government Securities II      High Income Bond Fund II     Managed Volatility Fund II
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     169,196  $     206,448  $     486,057  $     573,944  $      93,924  $      75,902
Net realized gains (losses)                     (21,824)       (19,845)        65,848         78,004        278,362         41,822
Change in unrealized gains (losses)             116,771       (335,821)      (319,136)       (82,745)      (245,581)       449,864
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              264,143       (149,218)       232,769        569,203        126,705        567,588
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        611,937        600,824        449,941        494,978        187,496        207,316
Benefit payments                                (37,884)       (12,077)       (11,164)      (120,114)       (17,868)        (9,839)
Payments on termination                        (470,007)      (645,021)      (769,227)      (581,907)      (236,219)      (207,667)
Loans - net                                     (35,041)       (13,220)       (34,197)       (40,155)        (9,769)         3,689
Records maintenance charge                     (537,161)      (574,074)      (499,375)      (552,332)      (209,205)      (215,589)
Transfers among the sub-accounts
   and with the Fixed Account - net             873,825       (354,357)       483,616          9,204        847,632         22,215
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     405,669       (997,925)      (380,406)      (790,326)       562,067       (199,875)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               669,812     (1,147,143)      (147,637)      (221,123)       688,772        367,713
NET ASSETS AT BEGINNING OF PERIOD             6,033,191      7,180,334      8,737,743      8,958,866      3,125,172      2,757,459
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   6,703,003  $   6,033,191  $   8,590,106  $   8,737,743  $   3,813,944  $   3,125,172
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    299,617        348,589        315,788        344,199        139,065        147,481
         Units issued                            52,869         10,120         46,246         30,858         46,034          6,517
         Units redeemed                         (32,864)       (59,092)       (55,809)       (59,269)       (17,632)       (14,933)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           319,622        299,617        306,225        315,788        167,467        139,065
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable             Fidelity Variable             Fidelity Variable
                                            Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               VIP Asset Manager               VIP Contrafund             VIP Emerging Markets
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     107,030  $     107,172  $     569,829  $     586,658  $       1,612  $       2,444
Net realized gains (losses)                     564,476        106,699      3,433,197      1,250,167            872            300
Change in unrealized gains (losses)            (167,644)     1,049,893      4,165,358     16,096,156          1,881          9,799
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              503,862      1,263,764      8,168,384     17,932,981          4,365         12,543
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        673,634        710,605      5,884,428      6,182,763        154,198        136,401
Benefit payments                                (24,788)        (5,868)      (246,654)      (364,457)            --             --
Payments on termination                        (471,974)      (475,861)    (5,053,822)    (4,298,399)        (9,509)       (11,028)
Loans - net                                     (36,721)       (23,340)      (290,733)      (563,280)        (6,873)        (2,520)
Records maintenance charge                     (566,111)      (593,534)    (4,456,243)    (4,544,845)       (68,532)       (53,653)
Transfers among the sub-accounts
   and with the Fixed Account - net             (65,609)        (8,966)    (1,432,141)      (883,614)        18,753         21,731
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (491,569)      (396,964)    (5,595,165)    (4,471,832)        88,037         90,931
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                12,293        866,800      2,573,219     13,461,149         92,402        103,474
NET ASSETS AT BEGINNING OF PERIOD             9,337,347      8,470,547     73,111,540     59,650,391        342,487        239,013
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   9,349,640  $   9,337,347  $  75,684,759  $  73,111,540  $     434,889  $     342,487
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    367,711        383,487      2,124,818      2,247,495         31,925         23,137
         Units issued                            10,366         11,953         42,691        100,383          9,616         10,844
         Units redeemed                         (26,633)       (27,729)      (178,980)      (223,060)        (1,553)        (2,056)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           351,444        367,711      1,988,529      2,124,818         39,988         31,925
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable             Fidelity Variable             Fidelity Variable
                                            Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                                  VIP
                                               VIP Equity-Income                 VIP Growth                 Growth & Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     956,093  $     772,833  $     (37,743) $       3,096  $       8,606  $       6,930
Net realized gains (losses)                     834,612      2,481,794      1,645,883      1,421,299         12,332          9,462
Change in unrealized gains (losses)           1,223,498      5,223,878      3,042,810     10,594,824         24,864         78,791
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            3,014,203      8,478,505      4,650,950     12,019,219         45,802         95,183
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      2,853,192      3,028,136      3,535,042      3,765,427        171,115        150,705
Benefit payments                               (243,045)      (355,268)      (307,647)      (369,206)            --             --
Payments on termination                      (2,486,752)    (2,214,022)    (2,878,158)    (2,614,139)       (31,052)       (19,390)
Loans - net                                    (153,783)       (93,214)      (306,562)      (213,520)       (12,760)       (12,472)
Records maintenance charge                   (2,363,793)    (2,470,990)    (2,978,257)    (3,020,688)       (85,721)       (69,431)
Transfers among the sub-accounts
   and with the Fixed Account - net            (178,216)      (206,083)       (24,204)      (702,323)         7,700         (2,641)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                  (2,572,397)    (2,311,441)    (2,959,786)    (3,154,449)        49,282         46,771
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               441,806      6,167,064      1,691,164      8,864,770         95,084        141,954
NET ASSETS AT BEGINNING OF PERIOD            37,614,882     31,447,818     43,441,877     34,577,107        408,118        266,164
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  38,056,688  $  37,614,882  $  45,133,041  $  43,441,877  $     503,202  $     408,118
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                  1,259,138      1,338,890      1,659,652      1,784,588         28,501         24,827
         Units issued                            30,973         49,974         36,010         71,604          6,101          6,636
         Units redeemed                        (102,723)      (129,726)      (138,136)      (196,540)        (2,792)        (2,962)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period         1,187,388      1,259,138      1,557,526      1,659,652         31,810         28,501
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable             Fidelity Variable             Fidelity Variable
                                            Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                      VIP                                                         VIP
                                                  High Income                  VIP Index 500            Index 500- Service Class
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      21,653  $      15,962  $     896,127  $     981,783  $      43,412  $      39,427
Net realized gains (losses)                         767            889      1,797,395      1,632,622         72,589        128,258
Change in unrealized gains (losses)             (20,482)        (2,382)     4,539,356     10,951,804        221,088        367,328
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                                1,938         14,469      7,232,878     13,566,209        337,089        535,013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        113,344         99,454      4,182,274      4,472,224        872,707        813,647
Benefit payments                                     --             --       (112,258)      (408,265)            --             --
Payments on termination                         (14,873)       (12,401)    (4,800,882)    (4,026,564)      (223,309)      (144,999)
Loans - net                                      (1,453)        (2,510)      (228,913)      (753,798)      (140,372)       (74,794)
Records maintenance charge                      (49,617)       (40,915)    (3,453,845)    (3,376,010)      (437,513)      (352,351)
Transfers among the sub-accounts
   and with the Fixed Account - net              29,926         15,922     (1,003,888)     5,155,449        128,360        (24,781)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      77,327         59,550     (5,417,512)     1,063,036        199,873        216,722
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                79,265         74,019      1,815,366     14,629,245        536,962        751,735
NET ASSETS AT BEGINNING OF PERIOD               288,428        214,409     57,747,223     43,117,978      2,379,516      1,627,781
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     367,693  $     288,428  $  59,562,589  $  57,747,223  $   2,916,478  $   2,379,516
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     18,887         14,875      2,635,808      2,577,024        161,042        145,539
         Units issued                             6,184          5,700         56,034        342,438         32,533         53,705
         Units redeemed                          (1,268)        (1,688)      (301,469)      (283,654)       (19,602)       (38,202)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            23,803         18,887      2,390,373      2,635,808        173,973        161,042
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable             Fidelity Variable             Fidelity Variable
                                            Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 VIP Investment                     VIP                        VIP Money
                                                   Grade Bond                     Mid Cap                        Market
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     131,482  $     138,065  $       4,144  $       5,900  $     (28,730) $     (39,214)
Net realized gains (losses)                         746         78,959         38,295        161,063             --             --
Change in unrealized gains (losses)             199,118       (324,814)        48,355        157,661             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              331,346       (107,790)        90,794        324,624        (28,730)       (39,214)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        885,994        976,752        491,280        416,354      2,795,525      3,093,292
Benefit payments                                 (3,907)        (2,981)            --             --       (111,661)      (129,563)
Payments on termination                        (508,855)      (336,001)       (54,603)       (59,837)    (3,669,769)    (5,732,847)
Loans - net                                     (56,495)       (80,867)       (12,899)        (8,961)      (326,874)        (7,888)
Records maintenance charge                     (454,825)      (506,391)      (203,894)      (165,340)    (2,269,307)    (2,540,710)
Transfers among the sub-accounts
   and with the Fixed Account - net             136,609        (98,840)        23,525        (68,577)     1,899,349     (1,638,946)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      (1,479)       (48,328)       243,409        113,639     (1,682,737)    (6,956,662)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               329,867       (156,118)       334,203        438,263     (1,711,467)    (6,995,875)
NET ASSETS AT BEGINNING OF PERIOD             5,729,718      5,885,836      1,293,478        855,215     24,697,583     31,693,458
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   6,059,585  $   5,729,718  $   1,627,681  $   1,293,478  $  22,986,116  $  24,697,583
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    360,562        360,960         80,815         72,791      1,689,959      2,112,071
         Units issued                            27,998         52,899         17,610         16,382        518,623        808,725
         Units redeemed                         (27,534)       (53,297)        (2,744)        (8,358)      (641,178)    (1,230,837)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           361,026        360,562         95,681         80,815      1,567,404      1,689,959
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity Variable             Fidelity Variable             Fidelity Variable
                                            Insurance Products Fund       Insurance Products Fund       Insurance Products Fund
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                    VIP                           VIP
                                                  VIP Overseas                  Real Estate                 Value Strategies
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     189,053  $     188,485  $      16,295  $      12,923  $       2,528  $       1,713
Net realized gains (losses)                     217,726         87,329         61,055         37,104          4,870          6,855
Change in unrealized gains (losses)          (1,768,162)     3,867,483        128,734        (52,301)         7,971         36,382
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                           (1,361,383)     4,143,297        206,084         (2,274)        15,369         44,950
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      1,427,658      1,546,171        290,346        279,848         62,707         52,688
Benefit payments                                (43,249)      (143,306)            --             --           (644)            --
Payments on termination                      (1,268,383)    (1,127,376)       (25,430)       (21,602)        (7,564)       (13,421)
Loans - net                                    (102,119)      (143,533)        (3,120)        (1,000)        (2,218)        (7,704)
Records maintenance charge                     (926,490)    (1,016,533)      (112,725)       (92,980)       (27,325)       (21,975)
Transfers among the sub-accounts
   and with the Fixed Account - net             (93,433)      (470,220)       (49,021)        59,267          3,194         13,657
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                  (1,006,016)    (1,354,797)       100,050        223,533         28,150         23,245
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS            (2,367,399)     2,788,500        306,134        221,259         43,519         68,195
NET ASSETS AT BEGINNING OF PERIOD            17,359,067     14,570,567        681,743        460,484        203,519        135,324
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  14,991,668  $  17,359,067  $     987,877  $     681,743  $     247,038  $     203,519
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    769,884        838,608         54,383         37,404         13,037         11,312
         Units issued                            34,570         41,032         15,370         20,906          2,833          4,031
         Units redeemed                         (79,041)      (109,756)        (9,217)        (3,927)        (1,052)        (2,306)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           725,413        769,884         60,536         54,383         14,818         13,037
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                             Templeton Investments         Templeton Investments         Templeton Investments
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                            Franklin Mutual
                                                 Franklin High                    Franklin                  Global Discovery
                                          Income VIP Fund Class 1 (l)   Income VIP Fund Class 1 (m)       VIP Fund Class 1 (n)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      11,717  $      11,076  $      18,376  $      17,503  $      12,851  $      10,296
Net realized gains (losses)                       2,158            859          6,611          2,036         41,864         39,536
Change in unrealized gains (losses)             (14,708)           (47)        (8,674)        18,384        (22,841)        47,655
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                                 (833)        11,888         16,313         37,923         31,874         97,487
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         72,210         82,511        107,356        112,423        162,500        145,924
Benefit payments                                     --             --             --             --             --             --
Payments on termination                         (19,774)        (4,871)       (35,935)       (13,452)       (41,433)       (11,548)
Loans - net                                      (4,547)          (315)            (1)        (4,612)          (151)          (762)
Records maintenance charge                      (28,693)       (25,473)       (57,496)       (47,311)       (71,728)       (55,899)
Transfers among the sub-accounts
   and with the Fixed Account - net              11,922           (318)        15,166         10,532         16,225         15,359
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      31,118         51,534         29,090         57,580         65,413         93,074
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                30,285         63,422         45,403         95,503         97,287        190,561
NET ASSETS AT BEGINNING OF PERIOD               190,782        127,360        338,537        243,034        500,760        310,199
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     221,067  $     190,782  $     383,940  $     338,537  $     598,047  $     500,760
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     11,863          8,566         23,855         19,554         34,105         27,031
         Units issued                             4,317          4,032          5,901          6,417          7,322          8,196
         Units redeemed                          (2,463)          (735)        (3,971)        (2,116)        (2,993)        (1,122)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            13,717         11,863         25,785         23,855         38,434         34,105
                                          =============  =============  =============  =============  =============  =============

(l) Previously known as VIP High Income Securities
(m) Previously known as VIP Income Securities
(n) Previously known as VIP Mutual Global Discovery Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                             Templeton Investments         Templeton Investments         Templeton Investments
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Franklin Mutual           Franklin Small Cap Value       Franklin Small-Mid Cap
                                          Shares VIP Fund Class 1 (o)       VIP Fund Class 1 (p)      Growth VIP Fund Class 1 (q)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       5,845  $       4,981  $       4,934  $       6,680  $          --  $          --
Net realized gains (losses)                      10,544          1,987         50,352         19,774         66,433         15,048
Change in unrealized gains (losses)               3,054         44,516        (48,323)       115,179        (40,649)        56,344
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               19,443         51,484          6,963        141,633         25,784         71,392
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         72,087         71,178        184,531        167,758        122,930         91,777
Benefit payments                                   (607)            --             --             --             --             --
Payments on termination                          (7,754)        (3,525)       (16,082)       (22,073)       (14,281)        (6,158)
Loans - net                                          (3)          (764)        (6,579)          (402)        (4,085)        (1,287)
Records maintenance charge                      (31,813)       (27,649)       (84,283)       (70,840)       (51,033)       (35,316)
Transfers among the sub-accounts
   and with the Fixed Account - net             (14,051)        (5,645)        23,877        (22,774)        14,851         (3,455)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      17,859         33,595        101,464         51,669         68,382         45,561
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                37,302         85,079        108,427        193,302         94,166        116,953
NET ASSETS AT BEGINNING OF PERIOD               250,961        165,882        559,834        366,532        283,445        166,492
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     288,263  $     250,961  $     668,261  $     559,834  $     377,611  $     283,445
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     18,378         15,613         32,719         29,242         17,201         13,994
         Units issued                             3,686          3,604          7,564          6,769          5,710          3,964
         Units redeemed                          (2,405)          (839)        (1,568)        (3,292)        (1,649)          (757)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            19,659         18,378         38,715         32,719         21,262         17,201
                                          =============  =============  =============  =============  =============  =============

(o) Previously known as VIP Mutual Shares Securities
(p) Previously known as VIP Small Cap Value Securities
(q) Previously known as VIP Small-Mid Cap Growth Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Franklin                      Franklin                      Franklin
                                             Templeton Investments         Templeton Investments         Templeton Investments
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                 Franklin
                                           Franklin Strategic Income     U.S. Government Securities         Templeton Global
                                              VIP Fund Class 1 (r)          VIP Fund Class 1 (s)       Bond VIP Fund Class 1 (t)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      14,031  $      11,226  $       7,503  $       6,262  $      38,738  $      29,765
Net realized gains (losses)                       3,931          1,229           (836)          (490)           446          5,870
Change in unrealized gains (losses)             (13,911)        (6,322)         2,415        (11,825)       (23,881)       (25,141)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                                4,051          6,133          9,082         (6,053)        15,303         10,494
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        107,555         91,976         50,487         59,060        219,779        202,868
Benefit payments                                 (1,000)            --             --             --             --             --
Payments on termination                         (12,339)        (7,340)        (7,009)        (4,324)       (43,468)       (16,083)
Loans - net                                        (130)          (464)        (1,587)        (1,314)        (1,519)        (7,059)
Records maintenance charge                      (37,151)       (31,251)       (25,296)       (27,138)       (84,375)       (74,518)
Transfers among the sub-accounts
   and with the Fixed Account - net              (8,842)       (11,627)        15,048       (477,483)        15,236         (2,487)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      48,093         41,294         31,643       (451,199)       105,653        102,721
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                52,144         47,427         40,725       (457,252)       120,956        113,215
NET ASSETS AT BEGINNING OF PERIOD               209,762        162,335        234,666        691,918        682,261        569,046
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     261,906  $     209,762  $     275,391  $     234,666  $     803,217  $     682,261
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     14,328         11,479         19,281         55,715         42,315         35,960
         Units issued                             4,627          4,955          4,357          4,329          9,563         11,746
         Units redeemed                          (1,437)        (2,106)        (1,805)       (40,763)        (3,096)        (5,391)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            17,518         14,328         21,833         19,281         48,782         42,315
                                          =============  =============  =============  =============  =============  =============

(r) Previously known as VIP Strategic Income Securities
(s) Previously known as VIP U.S. Government
(t) Previously known as VIP Global Income Securities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Ibbotson                      Ibbotson                      Ibbotson
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Aggressive Growth                Balanced ETF                Conservative ETF
                                              ETF Asset Allocation            Asset Allocation              Asset Allocation
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      51,718  $      44,475  $     142,964  $     160,153  $       7,828  $       9,777
Net realized gains (losses)                     146,260         97,772        338,841        138,020         15,260         11,470
Change in unrealized gains (losses)               7,770        397,497          6,096        797,526         (2,364)        (3,931)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              205,748        539,744        487,901      1,095,699         20,724         17,316
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      1,688,252      1,301,169      1,688,351      1,663,368        193,107        195,650
Benefit payments                                 (2,075)        (5,258)            --           (251)       (87,828)            --
Payments on termination                        (221,187)      (124,298)    (1,201,642)      (404,649)       (69,097)      (140,806)
Loans - net                                     (81,584)       (25,835)        36,352        (63,253)           847           (256)
Records maintenance charge                     (758,824)      (613,243)      (946,881)      (859,249)      (129,283)      (134,225)
Transfers among the sub-accounts
   and with the Fixed Account - net               9,066        (74,212)       (33,441)     1,629,626         48,290        (96,812)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     633,648        458,323       (457,261)     1,965,592        (43,964)      (176,449)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               839,396        998,067         30,640      3,061,291        (23,240)      (159,133)
NET ASSETS AT BEGINNING OF PERIOD             3,744,821      2,746,754     10,827,148      7,765,857        662,111        821,244
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,584,217  $   3,744,821  $  10,857,788  $  10,827,148  $     638,871  $     662,111
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    285,272        246,637        716,352        577,563         51,927         65,843
         Units issued                            90,085         71,940         85,892        215,092         15,764         22,618
         Units redeemed                         (41,381)       (33,305)      (102,919)       (76,303)       (18,709)       (36,534)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           333,976        285,272        699,325        716,352         48,982         51,927
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    Ibbotson                      Ibbotson                   Invesco Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                   Growth ETF                Income and Growth                Invesco V.I.
                                                Asset Allocation            ETF Asset Allocation           American Franchise
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     139,292  $     134,539  $      24,532  $      26,279  $         761  $       6,906
Net realized gains (losses)                     157,316         47,328         44,114         20,937         60,518         19,128
Change in unrealized gains (losses)             213,668      1,178,486        (13,648)        56,104         82,978        509,592
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              510,276      1,360,353         54,998        103,320        144,257        535,626
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      2,906,950      2,710,079        318,661        387,830        228,469        267,175
Benefit payments                                     --         (3,317)            --             --           (645)          (803)
Payments on termination                        (888,728)      (294,848)      (117,356)       (40,525)      (210,166)      (138,102)
Loans - net                                     (57,973)       (34,324)       (40,603)        (9,551)       (23,531)       (15,559)
Records maintenance charge                   (1,378,360)    (1,183,947)      (201,763)      (184,180)      (131,345)      (135,839)
Transfers among the sub-accounts
   and with the Fixed Account - net              27,900      1,143,573        119,322         44,506         (4,814)         1,407
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     609,789      2,337,216         78,261        198,080       (142,032)       (21,721)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,120,065      3,697,569        133,259        301,400          2,225        513,905
NET ASSETS AT BEGINNING OF PERIOD            10,449,948      6,752,379      1,588,981      1,287,581      1,867,891      1,353,986
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  11,570,013  $  10,449,948  $   1,722,240  $   1,588,981  $   1,870,116  $   1,867,891
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    741,732        573,790        117,868        101,552        136,708        138,869
         Units issued                           108,398        200,679         23,014         26,805          6,495         14,655
         Units redeemed                         (59,484)       (32,737)       (17,841)       (10,489)       (16,985)       (16,816)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           790,646        741,732        123,041        117,868        126,218        136,708
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds                 Invesco Funds                 Invesco Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Invesco V.I.                  Invesco V.I.                  Invesco V.I.
                                                 American Value                 Core Equity              Government Securities
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      33,239  $      50,125  $       5,598  $       8,090  $      32,389  $      36,936
Net realized gains (losses)                   1,363,858        301,544         22,850          8,692         (2,258)         2,169
Change in unrealized gains (losses)            (392,916)     2,543,507         21,755        126,373         10,452        (65,794)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            1,004,181      2,895,176         50,203        143,155         40,583        (26,689)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        723,054        702,616         72,678         80,183        208,786        228,658
Benefit payments                               (101,938)      (123,124)        (6,908)          (418)            --             --
Payments on termination                        (980,730)      (566,462)       (26,564)       (16,916)      (123,005)       (86,837)
Loans - net                                      66,571        (75,457)        (4,480)        (6,814)        18,893        (11,156)
Records maintenance charge                     (593,789)      (590,519)       (45,300)       (46,472)       (81,863)       (91,909)
Transfers among the sub-accounts
   and with the Fixed Account - net             (95,769)       (31,178)       (14,381)         5,393        (51,237)       (11,065)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (982,601)      (684,124)       (24,955)        14,956        (28,426)        27,691
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                21,580      2,211,052         25,248        158,111         12,157          1,002
NET ASSETS AT BEGINNING OF PERIOD            11,015,316      8,804,264        639,370        481,259      1,006,322      1,005,320
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  11,036,896  $  11,015,316  $     664,618  $     639,370  $   1,018,479  $   1,006,322
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    427,037        456,624         37,507         36,489         94,386         91,820
         Units issued                            23,593         39,902          2,058          3,310         15,987         17,068
         Units redeemed                         (58,966)       (69,489)        (3,514)        (2,292)       (18,642)       (14,502)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           391,664        427,037         36,051         37,507         91,731         94,386
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds                 Invesco Funds                 Invesco Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                              Invesco V.I. Growth               Invesco V.I.                  Invesco V.I.
                                           and Income Fund - Series I            High Yield               Mid Cap Core Equity
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      86,230  $      64,943  $      17,202  $      18,932  $         864  $      14,571
Net realized gains (losses)                     667,707        157,672          5,123          2,898        280,451        200,017
Change in unrealized gains (losses)            (286,289)     1,015,600        (15,415)         3,622       (183,786)       303,479
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              467,648      1,238,215          6,910         25,452         97,529        518,067
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        558,162        578,281         39,006         43,247        263,961        288,527
Benefit payments                                 (1,881)            --           (878)            --         (6,795)        (7,035)
Payments on termination                        (317,779)      (291,330)       (35,135)       (23,724)      (137,667)      (228,977)
Loans - net                                      (7,008)      (164,319)           529           (119)       (14,660)       (65,739)
Records maintenance charge                     (319,125)      (326,682)       (25,208)       (27,886)      (147,165)      (155,846)
Transfers among the sub-accounts
   and with the Fixed Account - net             (78,524)       (92,632)        (5,810)        18,039        (52,466)       (28,681)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (166,155)      (296,682)       (27,496)         9,557        (94,792)      (197,751)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               301,493        941,533        (20,586)        35,009          2,737        320,316
NET ASSETS AT BEGINNING OF PERIOD             4,649,679      3,708,146        388,908        353,899      2,198,277      1,877,961
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,951,172  $   4,649,679  $     368,322  $     388,908  $   2,201,014  $   2,198,277
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    167,312        177,485         32,187         31,342        107,833        118,664
         Units issued                             8,894          9,614          2,367          4,168          3,760          6,602
         Units redeemed                         (13,517)       (19,787)        (4,588)        (3,323)        (8,210)       (17,433)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           162,689        167,312         29,966         32,187        103,383        107,833
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 Invesco Funds            Invesco Funds (Class II)      Invesco Funds (Class II)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Invesco V.I.                  Invesco V.I.                  Invesco V.I.
                                               Value Opportunity             Growth and Income               Mid Cap Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      80,739  $      80,096  $      71,713  $      55,299  $      (5,300) $       3,253
Net realized gains (losses)                     154,385         47,944        923,428        218,666        292,982        124,440
Change in unrealized gains (losses)             155,783      1,486,101       (479,715)     1,251,310        (21,667)       934,045
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              390,907      1,614,141        515,426      1,525,275        266,015      1,061,738
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        463,098        528,379        248,351        282,181        332,314        342,310
Benefit payments                                (15,099)        (7,900)       (16,072)      (166,612)          (392)       (64,245)
Payments on termination                        (634,083)      (318,290)      (477,226)      (348,304)      (228,138)      (249,048)
Loans - net                                     (20,164)       (50,694)       (27,602)       (70,875)        (6,819)       (22,393)
Records maintenance charge                     (356,637)      (371,649)      (270,231)      (285,864)      (232,440)      (253,604)
Transfers among the sub-accounts
   and with the Fixed Account - net             (45,376)       (77,070)      (197,067)       341,930       (564,384)       504,185
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (608,261)      (297,224)      (739,847)      (247,544)      (699,859)       257,205
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (217,354)     1,316,917       (224,421)     1,277,731       (433,844)     1,318,943
NET ASSETS AT BEGINNING OF PERIOD             6,201,210      4,884,293      5,929,041      4,651,310      4,257,186      2,938,243
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,983,856  $   6,201,210  $   5,704,620  $   5,929,041  $   3,823,342  $   4,257,186
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    401,369        422,631        276,823        290,569        191,470        180,464
         Units issued                            12,397         18,415         12,207         31,873         16,368         47,297
         Units redeemed                         (50,220)       (39,677)       (46,759)       (45,619)       (48,058)       (36,291)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           363,546        401,369        242,271        276,823        159,780        191,470
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series            Janus Aspen Series            Janus Aspen Series
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                      Mid
                                                   Cap Value                      Balanced                     Enterprise
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       5,035  $       3,482  $     500,863  $     394,667  $     (50,713) $      74,441
Net realized gains (losses)                      38,650          6,526      1,466,400      2,080,033      4,215,312      1,690,110
Change in unrealized gains (losses)             (13,091)        51,754        725,844      3,201,382        211,491      8,021,296
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               30,594         61,762      2,693,107      5,676,082      4,376,090      9,785,847
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        108,133        101,445      2,354,877      2,400,434      2,143,817      2,262,230
Benefit payments                                     --           (209)      (122,845)      (229,113)      (226,173)      (213,353)
Payments on termination                         (15,018)        (3,820)    (2,464,882)    (1,737,441)    (2,617,633)    (2,314,685)
Loans - net                                      (1,701)        (4,397)      (108,005)       (72,594)      (209,479)      (196,574)
Records maintenance charge                      (56,587)       (48,907)    (2,194,831)    (2,221,226)    (2,147,703)    (2,272,825)
Transfers among the sub-accounts
   and with the Fixed Account - net              (2,563)          (883)       560,132        695,266       (373,859)      (102,518)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      32,264         43,229     (1,975,554)    (1,164,674)    (3,431,030)    (2,837,725)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                62,858        104,991        717,553      4,511,408        945,060      6,948,122
NET ASSETS AT BEGINNING OF PERIOD               324,966        219,975     33,644,204     29,132,796     38,326,468     31,378,346
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     387,824  $     324,966  $  34,361,757  $  33,644,204  $  39,271,528  $  38,326,468
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     21,643         18,473        856,349        883,120        963,247      1,038,901
         Units issued                             3,837          3,844         53,063         36,563         11,217         43,881
         Units redeemed                          (1,733)          (674)       (86,160)       (63,334)       (90,927)      (119,535)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            23,747         21,643        823,252        856,349        883,537        963,247
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series            Janus Aspen Series            Janus Aspen Series
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                 Flexible Bond                Forty Portfolio               Global Research
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     230,143  $     161,565  $       4,573  $      25,153  $     208,110  $     225,732
Net realized gains (losses)                     (12,260)       251,046      1,421,140        101,893        828,048        521,878
Change in unrealized gains (losses)             106,859       (440,637)    (1,034,882)       948,875        881,159      5,608,746
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              324,742        (28,026)       390,831      1,075,921      1,917,317      6,356,356
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        509,736        569,505        587,879        611,974      1,985,298      2,157,961
Benefit payments                                (49,399)       (15,099)       (13,192)        (1,361)      (193,118)       (61,995)
Payments on termination                        (482,856)      (546,366)      (276,302)      (237,044)    (1,833,407)    (1,641,368)
Loans - net                                     (60,647)        15,961        (45,894)       (21,228)      (162,989)        (1,691)
Records maintenance charge                     (456,872)      (506,833)      (333,646)      (329,992)    (1,809,254)    (1,895,274)
Transfers among the sub-accounts
   and with the Fixed Account - net           1,013,045       (317,266)        94,955       (128,943)      (135,184)      (345,659)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     473,007       (800,098)        13,800       (106,594)    (2,148,654)    (1,788,026)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               797,749       (828,124)       404,631        969,327       (231,337)     4,568,330
NET ASSETS AT BEGINNING OF PERIOD             6,860,431      7,688,555      4,487,714      3,518,387     28,088,384     23,520,054
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   7,658,180  $   6,860,431  $   4,892,345  $   4,487,714  $  27,857,047  $  28,088,384
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    262,989        289,628        193,704        195,315      1,177,008      1,259,338
         Units issued                            53,400         19,616         23,531         27,492         15,854         25,788
         Units redeemed                         (35,370)       (46,255)       (19,866)       (29,103)       (97,434)      (108,118)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           281,019        262,989        197,369        193,704      1,095,428      1,177,008
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Janus Aspen Series            Janus Aspen Series            Janus Aspen Series
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Global Technology              Janus Portfolio                   Overseas
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $      11,903  $     124,281  $      22,631  $      18,923
Net realized gains (losses)                      27,286          2,325      3,043,623        581,810         72,801         (3,021)
Change in unrealized gains (losses)               2,726         67,053        529,276      6,427,940       (198,026)        70,631
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               30,012         69,378      3,584,802      7,134,031       (102,594)        86,533
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         84,167         82,873      1,936,730      2,081,172        290,638        263,824
Benefit payments                                      -              -       (257,336)       (71,052)             -              -
Payments on termination                         (22,232)        (8,818)    (1,982,363)    (1,777,744)       (32,537)       (24,329)
Loans - net                                        (329)          (406)       (92,419)       (36,560)        (1,502)        (4,259)
Records maintenance charge                      (40,464)       (32,906)    (1,788,220)    (1,873,081)      (107,399)       (96,669)
Transfers among the sub-accounts
   and with the Fixed Account - net              19,266          3,754       (136,100)      (246,966)        28,178        (17,178)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      40,408         44,497     (2,319,708)    (1,924,231)       177,378        121,389
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                70,420        113,875      1,265,094      5,209,800         74,784        207,922
NET ASSETS AT BEGINNING OF PERIOD               283,291        169,416     30,058,459     24,848,659        717,926        510,004
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     353,711  $     283,291  $  31,323,553  $  30,058,459  $     792,710  $     717,926
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     16,306         13,239      1,141,889      1,228,319         77,233         62,855
         Units issued                             3,833          3,791         11,770         17,319         28,207         20,200
         Units redeemed                          (1,570)          (724)       (97,545)      (103,749)        (8,673)        (5,822)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            18,569         16,306      1,056,114      1,141,889         96,767         77,233
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Aspen                   Janus Aspen                   Janus Aspen
                                            Series (Service Shares)       Series (Service Shares)       Series (Service Shares)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                    Mid Cap                                                      Global
                                             Value (Service Shares)      Balanced (Service Shares)     Research (Service Shares)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      49,628  $      39,902  $     100,371  $      76,228  $       8,833  $       8,693
Net realized gains (losses)                     449,430        112,939        241,700        345,091         22,105         10,136
Change in unrealized gains (losses)            (182,598)       639,967        184,851        601,361         32,561        176,342
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              316,460        792,808        526,922      1,022,680         63,499        195,171
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        425,297        453,051        762,100        821,455         87,411         94,506
Benefit payments                                   (179)        (1,744)        (9,378)        (3,883)            --           (760)
Payments on termination                        (232,403)      (224,500)      (476,417)      (511,006)       (59,498)       (31,426)
Loans - net                                      (3,070)       (26,480)       (70,129)       (65,404)       (10,475)        (2,938)
Records maintenance charge                     (252,037)      (264,973)      (427,503)      (430,791)       (51,893)       (53,607)
Transfers among the sub-accounts
   and with the Fixed Account - net            (127,704)       132,911        218,995         97,805         (1,927)        (1,024)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (190,096)        68,265         (2,332)       (91,824)       (36,382)         4,751
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               126,364        861,073        524,590        930,856         27,117        199,922
NET ASSETS AT BEGINNING OF PERIOD             3,903,731      3,042,658      6,158,073      5,227,217        894,847        694,925
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,030,095  $   3,903,731  $   6,682,663  $   6,158,073  $     921,964  $     894,847
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    168,315        165,046        236,937        240,948         40,402         40,184
         Units issued                             7,789         16,900         21,943         15,232          1,566          2,626
         Units redeemed                         (15,864)       (13,631)       (21,329)       (19,243)        (3,131)        (2,408)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           160,240        168,315        237,551        236,937         38,837         40,402
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Janus Aspen                      Lazard                 Legg Mason Partners
                                            Series (Service Shares)       Retirement Series, Inc.     Variable Portfolios I, Inc.
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                         Legg Mason ClearBridge
                                                                                 Emerging                Variable Fundamental
                                           Overseas (Service Shares)           Markets Equity            All Cap Value Class I
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013         2014 (u)         2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $     167,713  $     175,036  $      26,826  $      22,814  $     233,254  $      14,301
Net realized gains (losses)                     441,333       (233,219)        31,678         38,252         43,804         92,671
Change in unrealized gains (losses)          (1,329,626)       847,017       (124,387)       (79,426)      (180,638)       174,900
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                             (720,580)       788,834        (65,883)       (18,360)        96,420        281,872
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        639,067        714,094        200,660        219,560        103,785        126,006
Benefit payments                                 (6,842)      (125,850)            --             --           (804)        (1,077)
Payments on termination                        (410,575)      (496,613)      (141,743)      (100,241)       (74,748)       (67,262)
Loans - net                                     (46,381)       (44,121)       (23,303)       (15,278)       (12,997)        (6,105)
Records maintenance charge                     (351,263)      (386,698)      (100,635)      (118,434)       (67,260)       (77,448)
Transfers among the sub-accounts
   and with the Fixed Account - net             (81,824)      (289,669)       (14,843)       (47,600)    (1,163,669)       (32,500)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (257,818)      (628,857)       (79,864)       (61,993)    (1,215,693)       (58,386)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (978,398)       159,977       (145,747)       (80,353)    (1,119,273)       223,486
NET ASSETS AT BEGINNING OF PERIOD             6,131,442      5,971,465      1,645,558      1,725,911      1,119,273        895,787
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   5,153,044  $   6,131,442  $   1,499,811  $   1,645,558  $          --  $   1,119,273
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    667,866        743,507         30,214         31,295         85,524         90,463
         Units issued                            60,545         55,803          2,045          5,309          2,377          4,219
         Units redeemed                         (89,598)      (131,444)        (3,382)        (6,390)       (87,901)        (9,158)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           638,813        667,866         28,877         30,214             --         85,524
                                          =============  =============  =============  =============  =============  =============

(u) For the period beginning January 1, 2014, and ended December 5, 2014

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              Legg Mason Partners           Legg Mason Partners               MFS Variable
                                          Variable Portfolios I, Inc.   Variable Portfolios I, Inc.         Insurance Trust
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                             Legg Mason ClearBridge          Legg Mason Western
                                               Variable Large Cap          Assets Variable Global
                                                 Value Class I                High Yield Bond                  MFS Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      53,607  $      29,576  $     159,990  $     136,439  $       8,448  $      17,315
Net realized gains (losses)                     333,715        153,531          8,982         10,066        908,842        323,113
Change in unrealized gains (losses)            (165,790)       335,110       (188,416)        (5,543)      (213,191)     1,989,463
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              221,532        518,217        (19,444)       140,962        704,099      2,329,891
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        161,467        172,154        259,967        281,164        403,311        454,322
Benefit payments                                 (7,880)          (355)          (333)        (4,308)       (14,740)       (23,594)
Payments on termination                        (123,835)       (94,857)      (279,034)      (199,446)      (539,371)      (460,736)
Loans - net                                     (11,399)        16,299        (27,755)       (37,044)      (106,412)       (55,274)
Records maintenance charge                     (120,796)      (113,533)      (146,995)      (166,298)      (426,274)      (443,120)
Transfers among the sub-accounts
   and with the Fixed Account - net             975,401        133,779         36,644         (4,934)       (65,057)       (44,613)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     872,958        113,487       (157,506)      (130,866)      (748,543)      (573,015)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             1,094,490        631,704       (176,950)        10,096        (44,444)     1,756,876
NET ASSETS AT BEGINNING OF PERIOD             2,206,221      1,574,517      2,316,131      2,306,035      8,365,384      6,608,508
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   3,300,711  $   2,206,221  $   2,139,181  $   2,316,131  $   8,320,940  $   8,365,384
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    109,659        102,904        115,449        122,153        338,886        366,370
         Units issued                            60,917         21,836          5,726          7,358          1,704          5,886
         Units redeemed                         (24,925)       (15,081)       (13,303)       (14,062)       (31,181)       (33,370)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           145,651        109,659        107,872        115,449        309,409        338,886
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance Trust               Insurance Trust               Insurance Trust
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                      MFS                      MFS Investors
                                              High Yield Portfolio              Growth Stock              MFS Investors Trust
                                          ----------------------------  ----------------------------  ----------------------------
                                              2014          2013 (v)         2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      61,924  $      24,314  $       4,845  $       5,196  $      51,529  $      53,173
Net realized gains (losses)                       1,972           (142)        86,202         44,542        543,103        158,004
Change in unrealized gains (losses)             (34,877)        15,506         11,361        171,677        (21,444)     1,134,311
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               29,019         39,678        102,408        221,415        573,188      1,345,488
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        138,481         55,821        115,838        125,486        287,304        303,326
Benefit payments                                     --             --             --           (443)       (10,013)       (17,961)
Payments on termination                         (93,766)       (18,593)       (97,869)       (66,609)      (237,115)      (302,484)
Loans - net                                      (5,203)        (2,718)        (7,163)       (11,164)        17,097        (36,971)
Records maintenance charge                      (83,836)       (32,888)       (66,516)       (69,540)      (278,855)      (276,512)
Transfers among the sub-accounts
   and with the Fixed Account - net               3,402        989,749         (8,646)        (7,262)       (33,510)       (44,151)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     (40,922)       991,371        (64,356)       (29,532)      (255,092)      (374,753)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               (11,903)     1,031,049         38,052        191,883        318,096        970,735
NET ASSETS AT BEGINNING OF PERIOD             1,031,049             --        939,768        747,885      5,340,117      4,369,382
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,019,146  $   1,031,049  $     977,820  $     939,768  $   5,658,213  $   5,340,117
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     99,123             --         44,961         46,619        253,898        274,329
         Units issued                            13,572        110,816          2,024          2,509          3,079          7,702
         Units redeemed                         (17,392)       (11,693)        (5,010)        (4,167)       (14,628)       (28,133)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            95,303         99,123         41,975         44,961        242,349        253,898
                                          =============  =============  =============  =============  =============  =============

(v) For the period beginning August 16, 2013, and ended December 31, 2013

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable                  MFS Variable
                                                Insurance Trust               Insurance Trust               Insurance Trust
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               MFS New Discovery                MFS Research                MFS Total Return
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $      28,030  $       9,887  $     230,413  $     207,454
Net realized gains (losses)                   2,340,024        366,034        369,972         72,724        564,403        140,230
Change in unrealized gains (losses)          (3,150,415)     3,057,153        (64,959)       752,302        193,908      1,650,979
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                             (810,391)     3,423,187        333,043        834,913        988,724      1,998,663
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        674,999        744,055        185,976        157,235        910,957        981,630
Benefit payments                                (27,983)        (7,174)       (21,356)            --        (19,495)       (34,855)
Payments on termination                        (879,324)      (701,188)      (220,356)      (107,628)      (695,346)      (731,392)
Loans - net                                     (62,219)       (90,406)       (27,766)       (14,816)       (63,413)      (107,597)
Records maintenance charge                     (536,128)      (596,012)      (133,444)      (135,415)      (691,320)      (726,491)
Transfers among the sub-accounts
   and with the Fixed Account - net            (133,683)       143,087         19,699        (36,113)       (69,978)       214,819
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (964,338)      (507,638)      (197,247)      (136,737)      (628,595)      (403,886)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS            (1,774,729)     2,915,549        135,796        698,176        360,129      1,594,777
NET ASSETS AT BEGINNING OF PERIOD            11,313,751      8,398,202      3,346,881      2,648,705     12,120,038     10,525,261
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   9,539,022  $  11,313,751  $   3,482,677  $   3,346,881  $  12,480,167  $  12,120,038
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    248,607        261,161        147,431        154,345        473,018        489,015
         Units issued                             6,386         16,945          4,068          3,076         24,966         24,583
         Units redeemed                         (28,981)       (29,499)       (12,288)        (9,990)       (49,063)       (40,580)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           226,012        248,607        139,211        147,431        448,921        473,018
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS Variable                  MFS Variable             MFS Variable Insurance
                                                Insurance Trust               Insurance Trust            Trust (Service Class)
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                           MFS New Discovery
                                                 MFS Utilities                   MFS Value               Series (Service Class)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      60,714  $      61,216  $      30,759  $      21,142  $      (5,581) $      (5,858)
Net realized gains (losses)                     194,139         85,885        152,330         42,924        199,795         40,905
Change in unrealized gains (losses)              89,187        332,080         19,659        480,620       (277,385)       243,125
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              344,040        479,181        202,748        544,686        (83,171)       278,172
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        334,676        350,078        207,959        195,099         36,683         42,875
Benefit payments                                 (7,768)        (6,827)            --             --         (1,773)            --
Payments on termination                        (272,052)      (147,066)      (226,584)      (100,255)       (41,397)       (23,587)
Loans - net                                     (47,890)       (28,325)         5,656         (8,726)        20,239           (176)
Records maintenance charge                     (188,014)      (195,782)      (120,072)      (121,645)       (52,586)       (48,791)
Transfers among the sub-accounts
   and with the Fixed Account - net               4,363         (7,862)       (47,595)       (42,621)      (183,928)        51,693
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (176,685)       (35,784)      (180,636)       (78,148)      (222,762)        22,014
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               167,355        443,397         22,112        466,538       (305,933)       300,186
NET ASSETS AT BEGINNING OF PERIOD             2,801,322      2,357,925      2,045,557      1,579,019      1,015,659        715,473
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,968,677  $   2,801,322  $   2,067,669  $   2,045,557  $     709,726  $   1,015,659
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     56,931         57,752         89,352         93,725         41,529         41,025
         Units issued                             3,765          5,000          5,060         11,664          2,249         13,576
         Units redeemed                          (7,178)        (5,821)       (12,684)       (16,037)       (12,187)       (13,072)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            53,518         56,931         81,728         89,352         31,591         41,529
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                Oppenheimer              Oppenheimer Discovery
                                           Oppenheimer Capital Income            Core Bond                   Mid Cap Growth
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       4,555  $       4,115  $       5,714  $       5,026  $          --  $         196
Net realized gains (losses)                       2,384          2,847            384             70         76,011         70,273
Change in unrealized gains (losses)              10,558         14,829          1,513         (5,250)        25,608        435,063
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               17,497         21,791          7,611           (154)       101,619        505,532
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         70,650         78,077         37,122         41,568        208,110        223,944
Benefit payments                                   (812)            --             --             --             --             --
Payments on termination                         (13,651)       (17,070)       (11,037)        (2,323)      (151,042)      (168,995)
Loans - net                                        (232)          (776)          (273)          (208)       (18,669)       (17,673)
Records maintenance charge                      (38,547)       (36,483)       (16,156)       (15,213)      (124,227)      (131,564)
Transfers among the sub-accounts
   and with the Fixed Account - net                (292)           486          2,726         (7,271)       (34,782)       (45,858)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      17,116         24,234         12,382         16,553       (120,610)      (140,146)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                34,613         46,025         19,993         16,399        (18,991)       365,386
NET ASSETS AT BEGINNING OF PERIOD               206,068        160,043        103,868         87,469      1,823,697      1,458,311
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     240,681  $     206,068  $     123,861  $     103,868  $   1,804,706  $   1,823,697
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     20,064         17,635         11,706          9,848        101,979        110,890
         Units issued                             2,960          4,579          2,930          3,722          4,124          6,551
         Units redeemed                          (1,365)        (2,150)        (1,622)        (1,864)       (10,705)       (15,462)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            21,659         20,064         13,014         11,706         95,398        101,979
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                  Oppenheimer                   Oppenheimer                   Oppenheimer
                                             Variable Account Funds        Variable Account Funds        Variable Account Funds
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                                                              Oppenheimer
                                           Oppenheimer Equity Income         Oppenheimer Global         Global Strategic Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       4,747  $       2,479  $       8,411  $       8,610  $       9,953  $      11,890
Net realized gains (losses)                      17,550          4,619         47,297          5,777           (180)        (2,373)
Change in unrealized gains (losses)               4,684         39,059        (38,570)       131,157         (3,728)       (11,942)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               26,981         46,157         17,138        145,544          6,045         (2,425)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        104,435         68,166        164,156        151,111         56,535         56,302
Benefit payments                                     --             --             --             --             --             --
Payments on termination                         (13,060)        (3,637)       (29,373)       (16,585)        (4,000)        (2,958)
Loans - net                                        (505)        (2,268)       (10,479)        (4,223)        (2,944)        (5,454)
Records maintenance charge                      (37,590)       (27,342)       (77,104)       (64,682)       (26,811)       (22,216)
Transfers among the sub-accounts
   and with the Fixed Account - net              (3,196)       (10,370)         5,083        107,920         10,943         37,592
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      50,084         24,549         52,283        173,541         33,723         63,266
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                77,065         70,706         69,421        319,085         39,768         60,841
NET ASSETS AT BEGINNING OF PERIOD               217,296        146,590        745,537        426,452        215,098        154,257
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     294,361  $     217,296  $     814,958  $     745,537  $     254,866  $     215,098
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     13,565         11,798         52,067         37,916         16,560         11,860
         Units issued                             4,237          2,976          7,394         16,446          3,322          9,211
         Units redeemed                          (1,258)        (1,209)        (3,821)        (2,295)          (803)        (4,511)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            16,544         13,565         55,640         52,067         19,079         16,560
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                            Oppenheimer Variable          Oppenheimer Variable
                                                  Oppenheimer                   Account Funds                 Account Funds
                                             Variable Account Funds        (Service Shares ("SS"))       (Service Shares ("SS"))
                                                   Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Oppenheimer                                           Oppenheimer Main Street
                                             Main Street Small Cap        Oppenheimer Global (SS)            Small Cap (SS)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      88,259  $      81,634  $      80,649  $      98,153  $      27,088  $      30,202
Net realized gains (losses)                   1,679,344        404,611        552,893        100,348      1,409,304        917,048
Change in unrealized gains (losses)            (596,565)     2,541,034       (444,864)     1,813,913       (824,844)     1,261,197
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            1,171,038      3,027,279        188,678      2,012,414        611,548      2,208,447
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      1,161,847      1,183,600      1,077,563      1,177,167        303,442        319,734
Benefit payments                                 (5,943)        (3,975)          (626)       (11,915)       (41,899)      (178,027)
Payments on termination                        (706,845)      (665,247)      (604,326)      (522,822)      (611,521)      (498,778)
Loans - net                                     (77,041)       (75,062)       (60,013)       (61,282)       (21,421)      (114,054)
Records maintenance charge                     (661,791)      (664,558)      (613,055)      (652,054)      (323,037)      (380,330)
Transfers among the sub-accounts
   and with the Fixed Account - net            (161,383)      (263,185)       (22,056)      (139,407)      (854,026)      (437,648)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (451,156)      (488,427)      (222,513)      (210,313)    (1,548,462)    (1,289,103)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               719,882      2,538,852        (33,835)     1,802,101       (936,914)       919,344
NET ASSETS AT BEGINNING OF PERIOD            10,115,876      7,577,024      9,375,172      7,573,071      6,789,032      5,869,688
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  10,835,758  $  10,115,876  $   9,341,337  $   9,375,172  $   5,852,118  $   6,789,032
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    279,728        290,650        416,141        426,878        244,882        297,029
         Units issued                            11,583         23,214         12,554         16,652         21,668        107,319
         Units redeemed                         (19,428)       (34,136)       (22,409)       (27,389)       (77,634)      (159,466)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           271,883        279,728        406,286        416,141        188,916        244,882
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                         Panorama Series Fund, Inc.
                                           Panorama Series Fund, Inc.      (Service Class ("SC"))     PIMCO Variable Insurance Trust
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Oppenheimer                   Oppenheimer
                                              International Growth       International Growth (SC)            Foreign Bond
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      20,014  $      19,545  $       5,154  $       8,472  $      65,062  $      70,973
Net realized gains (losses)                      74,011         24,487        145,801         55,008         54,986        278,349
Change in unrealized gains (losses)            (226,117)       291,597       (306,441)       399,121        294,504       (338,683)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                             (132,092)       335,629       (155,486)       462,601        414,552         10,639
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        273,987        256,069         83,605         90,283        291,941        323,210
Benefit payments                                 (1,845)        (1,511)            --        (13,762)        (6,036)       (26,664)
Payments on termination                        (103,478)       (82,266)      (212,693)       (55,612)      (577,817)      (594,556)
Loans - net                                     (17,253)        (5,742)        87,994          2,850        (12,533)      (173,603)
Records maintenance charge                     (128,117)      (119,685)       (97,085)      (106,860)      (269,637)      (300,444)
Transfers among the sub-accounts
   and with the Fixed Account - net             111,714         67,713       (104,619)       (92,833)       105,248       (187,922)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     135,008        114,578       (242,798)      (175,934)      (468,834)      (959,979)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                 2,916        450,207       (398,284)       286,667        (54,282)      (949,340)
NET ASSETS AT BEGINNING OF PERIOD             1,682,369      1,232,162      2,259,659      1,972,992      3,952,364      4,901,704
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   1,685,285  $   1,682,369  $   1,861,375  $   2,259,659  $   3,898,082  $   3,952,364
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     57,292         50,013         94,032        102,494        217,171        271,015
         Units issued                            14,330         10,805          4,417          3,370         26,061         15,034
         Units redeemed                          (4,779)        (3,526)       (14,437)       (11,832)       (51,120)       (68,878)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            66,843         57,292         84,012         94,032        192,112        217,171
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 PIMCO Variable                PIMCO Variable                PIMCO Variable
                                          Insurance Trust Sub-Account   Insurance Trust Sub-Account   Insurance Trust Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                  Money Market               PIMCO Real Return             PIMCO Total Return
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $         161  $       1,449  $      50,345  $      63,231  $     336,245  $     377,503
Net realized gains (losses)                          23              -            133         57,263         83,109        325,342
Change in unrealized gains (losses)                   -              -         60,406       (473,121)       257,925     (1,097,746)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                                  184          1,449        110,884       (352,627)       677,279       (394,901)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        338,192        367,277        439,312        503,224      1,299,025      1,456,797
Benefit payments                                   (129)        (2,304)          (133)          (987)       (48,722)      (151,942)
Payments on termination                        (140,799)      (199,743)      (347,882)      (198,718)    (1,929,847)    (1,619,434)
Loans - net                                     (18,207)      (149,905)        (1,195)      (183,940)       (87,690)      (165,548)
Records maintenance charge                     (198,458)      (222,783)      (234,723)      (278,820)    (1,020,042)    (1,185,056)
Transfers among the sub-accounts
   and with the Fixed Account - net              33,332        (25,694)           496        (30,373)      (546,811)      (982,366)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      13,931       (233,152)      (144,125)      (189,614)    (2,334,087)    (2,647,549)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                14,115       (231,703)       (33,241)      (542,241)    (1,656,808)    (3,042,450)
NET ASSETS AT BEGINNING OF PERIOD             2,294,827      2,526,530      3,452,677      3,994,918     17,207,386     20,249,836
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,308,942  $   2,294,827  $   3,419,436  $   3,452,677  $  15,550,578  $  17,207,386
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    195,512        215,382        214,999        224,117        897,797      1,034,505
         Units issued                            15,822         24,892         14,018         24,983         28,488         62,398
         Units redeemed                         (14,640)       (44,762)       (24,065)       (34,101)      (150,756)      (199,106)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           196,694        195,512        204,952        214,999        775,529        897,797
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Putnam Variable Trust         Putnam Variable Trust         Putnam Variable Trust
                                                  Sub-Account              (Class IA) Sub-Account        (Class IA) Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                       VT                                                  VT International
                                            International Value Fund      VT High Yield (Class IA)       Value Fund (Class IA)
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      35,391  $      77,652  $      63,895  $      70,509  $      18,282  $      31,203
Net realized gains (losses)                     (27,833)      (216,595)         3,110          2,114         (5,099)       (36,998)
Change in unrealized gains (losses)            (311,133)       755,976        (46,283)         3,988       (123,599)       237,868
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                             (303,575)       617,033         20,722         76,611       (110,416)       232,073
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        162,907        175,694         85,727         90,666         81,916        109,537
Benefit payments                                      -         (3,535)        (1,440)             -         (1,214)             -
Payments on termination                        (215,216)      (299,745)      (111,144)       (91,430)      (150,268)       (36,028)
Loans - net                                       8,951       (108,722)        (2,565)           242           (257)        (1,988)
Records maintenance charge                     (138,938)      (151,449)       (59,309)       (67,922)       (45,330)       (50,524)
Transfers among the sub-accounts
   and with the Fixed Account - net             197,360       (368,581)         5,936         29,439         61,584       (195,834)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      15,064       (756,338)       (82,795)       (39,005)       (53,569)      (174,837)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (288,511)      (139,305)       (62,073)        37,606       (163,985)        57,236
NET ASSETS AT BEGINNING OF PERIOD             3,138,760      3,278,065      1,029,922        992,316      1,221,185      1,163,949
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   2,850,249  $   3,138,760  $     967,849  $   1,029,922  $   1,057,200  $   1,221,185
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    159,507        202,841         38,940         40,559         45,128         52,749
         Units issued                            20,274         17,812          1,682          9,359          4,564          3,593
         Units redeemed                         (19,276)       (61,146)        (4,715)       (10,978)        (6,621)       (11,214)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           160,505        159,507         35,907         38,940         43,071         45,128
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               T. Rowe Price                 T. Rowe Price
                                              Rydex Variable Trust          Equity Series, Inc.           Equity Series, Inc.
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Guggenheim VT U.S.              T. Rowe Price
                                             Long Short Equity Fund           Blue Chip Growth        T. Rowe Price Equity Income
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $          22  $           -  $       1,131  $     463,993  $     384,611
Net realized gains (losses)                      16,535          6,213        198,542        132,038        714,602        483,545
Change in unrealized gains (losses)               1,478        108,649        170,841      1,131,259        727,880      5,535,667
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               18,013        114,884        369,383      1,264,428      1,906,475      6,403,823
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        106,316        113,226        433,968        484,840      2,155,215      2,397,514
Benefit payments                                      -           (725)        (7,826)          (596)       (29,927)       (11,684)
Payments on termination                         (59,364)       (47,771)      (314,324)      (292,861)    (1,957,410)    (1,404,882)
Loans - net                                     (13,014)        (5,516)       (51,380)       (33,673)      (160,235)      (497,580)
Records maintenance charge                      (50,151)       (54,141)      (268,656)      (275,539)    (1,510,964)    (1,629,525)
Transfers among the sub-accounts
   and with the Fixed Account - net             (41,879)       (32,291)       (75,564)       (34,128)      (635,733)      (885,381)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                     (58,092)       (27,218)      (283,782)      (151,957)    (2,139,054)    (2,031,538)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               (40,079)        87,666         85,601      1,112,471       (232,579)     4,372,285
NET ASSETS AT BEGINNING OF PERIOD               773,429        685,763      4,244,529      3,132,058     26,861,788     22,489,503
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     733,350  $     773,429  $   4,330,130  $   4,244,529  $  26,629,209  $  26,861,788
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     34,168         35,584        184,267        191,928        935,491      1,016,015
         Units issued                             3,486          3,298          6,294         11,151         11,941         21,621
         Units redeemed                          (6,137)        (4,714)       (18,364)       (18,812)       (83,741)      (102,145)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            31,517         34,168        172,197        184,267        863,691        935,491
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 T. Rowe Price                 T. Rowe Price                 T. Rowe Price
                                              Equity Series, Inc.           Equity Series, Inc.        International Series, Inc.
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                                               T. Rowe Price                 T. Rowe Price
                                          T. Rowe Price Mid-Cap Growth       New America Growth           International Stock
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $           -  $           -  $           -  $      39,090  $      34,088
Net realized gains (losses)                   1,603,318      1,086,583        497,306        484,538        132,346         25,883
Change in unrealized gains (losses)            (172,605)     2,144,147       (245,536)       314,207       (213,736)       458,839
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            1,430,713      3,230,730        251,770        798,745        (42,300)       518,810
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        549,504        584,532        165,633        178,686        275,052        272,228
Benefit payments                                (26,199)       (14,689)        (1,568)            --        (25,261)        (6,223)
Payments on termination                        (795,472)      (637,126)      (152,342)      (178,047)      (558,611)      (202,823)
Loans - net                                     (49,616)       (50,972)        (8,375)       (18,445)        (8,241)       (47,759)
Records maintenance charge                     (593,584)      (592,123)      (135,957)      (135,334)      (197,773)      (203,200)
Transfers among the sub-accounts
   and with the Fixed Account - net            (187,469)      (120,406)       (97,374)        45,359        (37,294)       103,555
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                  (1,102,836)      (830,784)      (229,983)      (107,781)      (552,128)       (84,222)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               327,877      2,399,946         21,787        690,964       (594,428)       434,588
NET ASSETS AT BEGINNING OF PERIOD            11,543,795      9,143,849      2,848,895      2,157,931      4,164,569      3,729,981
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  11,871,672  $  11,543,795  $   2,870,682  $   2,848,895  $   3,570,141  $   4,164,569
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    236,771        256,361        121,185        126,682        226,070        230,932
         Units issued                               665            929          6,732          7,169         10,919         13,706
         Units redeemed                         (22,173)       (20,519)       (16,230)       (12,666)       (40,755)       (18,568)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           215,263        236,771        111,687        121,185        196,234        226,070
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              The Alger Portfolios          The Alger Portfolios          The Alger Portfolios
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                     Alger                     Alger Capital                 Alger Income &
                                               Balanced Class I-2          Appreciation Class I-2           Growth Class I-2
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       3,521  $       1,585  $      19,295  $      63,136  $     123,166  $     103,044
Net realized gains (losses)                       2,339          1,312      3,862,487      2,629,342        205,274        130,846
Change in unrealized gains (losses)               9,095         14,023     (1,310,480)     2,458,180        335,467      1,127,616
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               14,955         16,920      2,571,302      5,150,658        663,907      1,361,506
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         68,657         60,985      1,855,650      1,890,351        335,715        361,803
Benefit payments                                     --             --        (48,838)       (19,538)       (11,450)       (10,656)
Payments on termination                         (11,041)        (4,861)    (1,602,951)    (1,138,259)      (435,629)      (374,922)
Loans - net                                         (18)          (580)      (149,711)      (166,196)       (65,562)       (13,077)
Records maintenance charge                      (34,457)       (27,861)    (1,234,269)    (1,197,947)      (341,827)      (352,686)
Transfers among the sub-accounts
   and with the Fixed Account - net               3,081            187        618,031       (134,535)        10,262       (109,722)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                      26,222         27,870       (562,088)      (766,124)      (508,491)      (499,260)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                41,177         44,790      2,009,214      4,384,534        155,416        862,246
NET ASSETS AT BEGINNING OF PERIOD               145,370        100,580     19,374,851     14,990,317      5,630,964      4,768,718
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     186,547  $     145,370  $  21,384,065  $  19,374,851  $   5,786,380  $   5,630,964
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     11,703          9,334        543,842        559,482        241,024        265,184
         Units issued                             3,230          3,566         44,470         35,466          6,065          5,189
         Units redeemed                          (1,210)        (1,197)       (51,382)       (51,106)       (26,962)       (29,349)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            13,723         11,703        536,930        543,842        220,127        241,024
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              The Alger Portfolios          The Alger Portfolios          The Alger Portfolios
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                                Alger Large Cap                 Alger MidCap                 Alger SmallCap
                                                Growth Class I-2              Growth Class I-2              Growth Class I-2
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      19,418  $      87,407  $           -  $      76,933  $           -  $           -
Net realized gains (losses)                   2,560,199        253,955        476,039         37,098        778,541      1,141,772
Change in unrealized gains (losses)          (1,272,564)     2,961,598      1,460,241      6,912,352       (761,646)       783,443
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                            1,307,053      3,302,960      1,936,280      7,026,383         16,895      1,925,215
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                      1,020,986      1,132,450      2,284,378      2,402,671        376,192        429,734
Benefit payments                                (14,990)       (23,748)       (31,508)       (51,598)        (1,311)        (9,497)
Payments on termination                      (1,197,385)      (830,054)    (1,821,525)    (1,737,974)      (343,023)      (404,321)
Loans - net                                     (81,746)       (46,157)      (123,165)      (137,088)       (77,837)       (57,833)
Records maintenance charge                     (781,699)      (774,818)    (1,559,625)    (1,605,842)      (347,661)      (389,138)
Transfers among the sub-accounts
   and with the Fixed Account - net             (36,298)      (102,085)      (853,540)      (975,507)      (467,870)      (151,469)
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                  (1,091,132)      (644,412)    (2,104,985)    (2,105,338)      (861,510)      (582,524)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS               215,921      2,658,548       (168,705)     4,921,045       (844,615)     1,342,691
NET ASSETS AT BEGINNING OF PERIOD            12,415,054      9,756,506     25,722,708     20,801,663      7,474,714      6,132,023
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $  12,630,975  $  12,415,054  $  25,554,003  $  25,722,708  $   6,630,099  $   7,474,714
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    581,571        616,009        823,818        899,296        311,817        343,443
         Units issued                            18,590         21,472         22,259         29,355          8,177         33,234
         Units redeemed                         (65,163)       (55,910)       (79,869)      (104,833)       (44,615)       (64,860)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           534,998        581,571        766,208        823,818        275,379        311,817
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                 The Universal                 The Universal                 The Universal
                                           Institutional Funds, Inc.     Institutional Funds, Inc.     Institutional Funds, Inc.
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Morgan Stanley UIF            Morgan Stanley UIF            Morgan Stanley UIF
                                            Emerging Markets Class I           Growth Class I           U.S. Real Estate Class I
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $       1,283  $       3,705  $      (5,396) $       5,467  $      90,812  $      62,194
Net realized gains (losses)                       4,689          3,059        314,920        162,054         66,316         23,516
Change in unrealized gains (losses)             (20,795)        (9,294)      (156,041)       659,732      1,473,121         34,797
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              (14,823)        (2,530)       153,483        827,253      1,630,249        120,507
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                         68,289         74,631        221,869        203,084        650,552        705,510
Benefit payments                                     --             --        (16,303)          (367)        (6,269)        (2,130)
Payments on termination                         (23,267)       (11,685)      (150,164)      (157,771)      (400,420)      (365,499)
Loans - net                                      (2,061)            90         15,695         (2,765)       (35,747)      (129,750)
Records maintenance charge                      (33,880)       (34,511)      (162,270)      (140,611)      (390,436)      (415,072)
Transfers among the sub-accounts
   and with the Fixed Account - net                (169)        20,972         (7,429)       183,975       (101,340)        37,661
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                       8,912         49,497        (98,602)        85,545       (283,660)      (169,280)
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS                (5,911)        46,967         54,881        912,798      1,346,589        (48,773)
NET ASSETS AT BEGINNING OF PERIOD               339,398        292,431      2,656,454      1,743,656      5,578,729      5,627,502
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $     333,487  $     339,398  $   2,711,335  $   2,656,454  $   6,925,318  $   5,578,729
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                     37,531         32,006        101,568         98,235        167,643        172,582
         Units issued                             6,299          8,566         13,565         17,883          5,359         10,018
         Units redeemed                          (5,219)        (3,041)       (17,291)       (14,550)       (12,574)       (14,957)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period            38,611         37,531         97,842        101,568        160,428        167,643
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Van Eck Worldwide             Van Eck Worldwide             Van Eck Worldwide
                                                Insurance Trust               Insurance Trust               Insurance Trust
                                                  Sub-Account                   Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------  ----------------------------
                                               Van Eck Worldwide                  Van Eck                  Van Eck Worldwide
                                                Emerging Markets           Worldwide Hard Assets       Multi-Manager Alternatives
                                          ----------------------------  ----------------------------  ----------------------------
                                               2014           2013           2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $      25,456  $      70,352  $       3,668  $      25,380  $           -  $           -
Net realized gains (losses)                     590,644         25,074         17,746         64,378          4,086            918
Change in unrealized gains (losses)            (629,482)       443,720       (781,837)       301,501         (6,984)        10,946
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                              (13,382)       539,146       (760,423)       391,259         (2,898)        11,864
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        609,656        679,165        504,054        542,345         42,724         44,224
Benefit payments                                 (6,439)       (13,670)        (5,423)          (795)             -           (283)
Payments on termination                        (373,434)      (280,642)      (269,349)      (235,123)       (11,576)        (5,623)
Loans - net                                     (39,096)       (29,735)       (75,563)       (42,540)        (2,250)        (1,834)
Records maintenance charge                     (317,626)      (353,966)      (262,023)      (287,803)       (20,309)       (21,443)
Transfers among the sub-accounts
   and with the Fixed Account - net             (77,227)      (107,384)         9,078        (15,816)         1,121         14,404
                                          -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (204,166)      (106,232)       (99,226)       (39,732)         9,710         29,445
                                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (217,548)       432,914       (859,649)       351,527          6,812         41,309
NET ASSETS AT BEGINNING OF PERIOD             4,981,815      4,548,901      4,090,383      3,738,856        254,596        213,287
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   4,764,267  $   4,981,815  $   3,230,734  $   4,090,383  $     261,408  $     254,596
                                          =============  =============  =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    150,084        153,515        112,701        113,867         20,944         18,432
         Units issued                             8,370         11,184         12,248          9,526          3,111          6,556
         Units redeemed                         (14,327)       (14,615)       (14,915)       (10,692)        (2,319)        (4,044)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Units outstanding at end of period           144,127        150,084        110,034        112,701         21,736         20,944
                                          =============  =============  =============  =============  =============  =============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------

                                           Wells Fargo Variable Trust    Wells Fargo Variable Trust
                                                 Sub-Account                   Sub-Account
                                          ----------------------------  ----------------------------
                                                 Wells Fargo VT                Wells Fargo VT
                                               Advantage Discovery         Advantage Opportunity
                                          ----------------------------  ----------------------------
                                               2014           2013           2014           2013
                                          -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)              $           -  $         429  $       4,374  $      14,026
Net realized gains (losses)                   1,122,269        540,127        288,275        117,437
Change in unrealized gains (losses)          (1,132,012)     1,580,336        458,038      1,752,112
                                          -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from operations                               (9,743)     2,120,892        750,687      1,883,575
                                          -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM POLICY TRANSACTIONS
Deposits                                        323,380        367,612        474,718        468,859
Benefit payments                                 (7,491)       (20,989)        (4,870)        (1,779)
Payments on termination                        (342,500)      (431,658)      (618,161)      (536,649)
Loans - net                                     (34,810)       (19,245)       (26,773)       (29,948)
Records maintenance charge                     (329,395)      (357,270)      (472,916)      (476,819)
Transfers among the sub-accounts
   and with the Fixed Account - net            (270,237)       245,803        (20,339)      (111,425)
                                          -------------  -------------  -------------  -------------
Increase (decrease) in net assets
   from policy transactions                    (661,053)      (215,747)      (668,341)      (687,761)
                                          -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (670,796)     1,905,145         82,346      1,195,814
NET ASSETS AT BEGINNING OF PERIOD             6,775,468      4,870,323      7,652,565      6,456,751
                                          -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD               $   6,104,672  $   6,775,468  $   7,734,911  $   7,652,565
                                          =============  =============  =============  =============
ACCUMULATION UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                    231,791        239,592        367,469        405,163
         Units issued                             3,552         26,708         18,399          6,268
         Units redeemed                         (27,240)       (34,509)       (49,507)       (43,962)
                                          -------------  -------------  -------------  -------------
   Units outstanding at end of period           208,103        231,791        336,361        367,469
                                          =============  =============  =============  =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. On July 17, 2013, Resolution Life Holdings, Inc. ("Holdings") executed a Stock Purchase Agreement (the "Transaction") to acquire 100% of Lincoln Benefit from Allstate Life Insurance Company ("Allstate"). In November 2013, Holdings assigned the right to acquire all of LBL's outstanding capital stock to Resolution Life, Inc. pursuant to an Assignment Agreement. The closing date of the transaction was April 1, 2014. Prior to April 1, 2014 Lincoln Benefit was wholly owned by Allstate Life Insurance Company, indirectly wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). Lincoln Benefit issued six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator policies are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest:

     ALLIANCEBERNSTEIN                    DEUTSCHE VARIABLE SERIES II
         VPS Growth and Income Class A      (PREVIOUSLY KNOWN AS DWS
         VPS International Growth           VARIABLE SERIES II)
           Class A                             Deutsche Global Income Builder
         VPS International Value Class A         VIP Class A (Previously
         VPS Small Cap Growth Class A            known as DWS VIP Global
         VPS Small/Mid Cap Value Class A         Income Builder A)
     DEUTSCHE INVESTMENTS VARIABLE        FEDERATED INSURANCE SERIES
       INSURANCE TRUST (PREVIOUSLY             Federated Fund for U.S.
       KNOWN AS DWS INVESTMENTS                  Government Securities II
       VARIABLE INSURANCE TRUST)               Federated High Income Bond
         Deutsche Equity 500 Index               Fund II
           VIP Class A (Previously             Federated Managed Volatility
           known as DWS VIP Equity               Fund II
           500 Index A)                   FIDELITY VARIABLE INSURANCE
         Deutsche Small Cap Index VIP       PRODUCTS FUND
           Class A (Previously known           VIP Asset Manager
           as DWS VIP Small Cap Index A)       VIP Contrafund
     DEUTSCHE VARIABLE SERIES I                VIP Emerging Markets
       (PREVIOUSLY KNOWN AS DWS                VIP Equity-Income
       VARIABLE SERIES I)                      VIP Growth
         Deutsche Bond VIP Class A             VIP Growth & Income
           (Previously known as DWS            VIP High Income
           VIP Bond A)                         VIP Index 500
         Deutsche Core Equity VIP              VIP Index 500 - Service Class
           Class A (Previously known           VIP Investment Grade Bond
           as DWS VIP Core Equity A)           VIP Mid Cap
         Deutsche Global Small Cap             VIP Money Market
           VIP Class A (Previously             VIP Overseas
           known as DWS VIP Global             VIP Real Estate
           Small Cap Growth A)                 VIP Value Strategies
         Deutsche VIP International
           VIP Class A (Previously
           known as DWS VIP
           International)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FRANKLIN TEMPLETON INVESTMENTS       JANUS ASPEN SERIES (CONTINUED)
       Franklin High Income VIP Fund        Mid Cap Value
         Class 1 (Previously known as       Overseas
         VIP High Income Securities)      JANUS ASPEN SERIES (SERVICE SHARES)
       Franklin Income VIP Fund             Balanced (Service Shares)
         Class 1(Previously known as        Global Research (Service Shares)
         VIP Income Securities)             Mid Cap Value (Service Shares)
       Franklin Mutual Global               Overseas (Service Shares)
         Discovery VIP Fund Class         LAZARD RETIREMENT SERIES, INC.
         1(Previously known as VIP          Emerging Markets Equity
         Mutual Global Discovery          LEGG MASON PARTNERS VARIABLE
         Securities)                        PORTFOLIOS I, INC.
       Franklin Mutual Shares VIP           Legg Mason ClearBridge
         Fund Class 1 (Previously             Variable Fundamental All Cap
         known as VIP Mutual Shares           Value Class I (For the
         Securities)                          period beginning January 1,
       Franklin Small Cap Value VIP           2014 and ended December 5,
         Fund Class 1 (Previously             2014)
         known as VIP Small Cap Value       Legg Mason ClearBridge
         Securities)                          Variable Large Cap Value
       Franklin Small-Mid Cap Growth          Class I
         VIP Fund Class 1(Previously        Legg Mason Western Assets
         known as VIP Small-Mid Cap           Variable Global High Yield
         Growth Securities)                   Bond
       Franklin Strategic Income VIP      MFS VARIABLE INSURANCE TRUST
         Fund Class 1 (Previously           MFS Growth
         known as VIP Strategic             MFS High Yield Portfolio (For
         Income Securities)                   the period beginning August
       Franklin U.S. Government               16, 2013, and ended December
         Securities VIP Fund Class            31, 2013)
         1(Previously known as VIP          MFS Investors Growth Stock
         U.S. Government)                   MFS Investors Trust
       Templeton Global Bond VIP Fund       MFS New Discovery
         Class 1 (Previously known as       MFS Research
         VIP Global Income Securities)      MFS Total Return
     IBBOTSON                               MFS Utilities
       Aggressive Growth ETF Asset          MFS Value
         Allocation                         MFS Variable Insurance Trust
       Balanced ETF Asset Allocation          (Service Class)
       Conservative ETF Asset Allocation    MFS New Discovery Series
       Growth ETF Asset Allocation            (Service Class)
       Income and Growth ETF Asset        OPPENHEIMER VARIABLE ACCOUNT FUNDS
         Allocation                         Oppenheimer Capital Income
     INVESCO FUNDS                          Oppenheimer Core Bond
       Invesco V.I. American Franchise      Oppenheimer Discovery MidCap Growth
       Invesco V.I. American Value          Oppenheimer Equity Income
       Invesco V.I. Core Equity             Oppenheimer Global
       Invesco V.I. Government              Oppenheimer Global Strategic Income
         Securities                         Oppenheimer Main Street Small Cap
       Invesco V.I. Growth and Income     OPPENHEIMER VARIABLE ACCOUNT
         Fund - Series I                    FUNDS (SERVICE SHARES ("SS"))
       Invesco V.I. High Yield              Oppenheimer Global (SS)
       Invesco V.I. Mid Cap Core Equity     Oppenheimer Main Street Small
       Invesco V.I. Value Opportunity         Cap (SS)
     INVESCO FUNDS (CLASS II)             PANORAMA SERIES FUND, INC.
       Invesco V.I. Growth and Income       Oppenheimer International Growth
       Invesco V.I. Mid Cap Growth        PANORAMA SERIES FUND, INC.
     JANUS ASPEN SERIES                     (SERVICE CLASS ("SC"))
       Balanced                             Oppenheimer International
       Enterprise                             Growth (SC)
       Flexible Bond                      PIMCO VARIABLE INSURANCE TRUST
       Forty Portfolio                      Foreign Bond
       Global Research                      Money Market
       Global Technology                    PIMCO Real Return
       Janus Portfolio                      PIMCO Total Return

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PUTNAM VARIABLE TRUST                THE ALGER PORTFOLIOS (CONTINUED)
       VT International Value Fund          Alger Income and Growth Class I-2
     PUTNAM VARIABLE TRUST (CLASS IA)       Alger Large Cap Growth Class I-2
       VT High Yield (Class IA)             Alger MidCap Growth Class I-2
       VT International Value Fund          Alger SmallCap Growth Class I-2
         (Class IA)                       THE UNIVERSAL INSTITUTIONAL
     RYDEX VARIABLE TRUST                     FUNDS, INC.
       Guggenheim VT U.S. Long Short        Morgan Stanley UIF Emerging
         Equity Fund                          Markets Class I
     T. ROWE PRICE EQUITY SERIES, INC.      Morgan Stanley UIF Growth
       T. Rowe Price Blue Chip Growth         Class I
       T. Rowe Price Equity Income          Morgan Stanley UIF U.S. Real
       T. Rowe Price Mid-Cap Growth           Estate Class I
       T. Rowe Price New America Growth   VAN ECK WORLDWIDE INSURANCE TRUST
     T. ROWE PRICE INTERNATIONAL            Van Eck Worldwide Emerging Markets
       SERIES, INC.                         Van Eck Worldwide Hard Assets
       T. Rowe Price International          Van Eck Worldwide Multi-Manager
         Stock                                Alternatives
     THE ALGER PORTFOLIOS                 WELLS FARGO VARIABLE TRUST
       Alger Balanced Class I-2             Wells Fargo VT Advantage Discovery
       Alger Capital Appreciation           Wells Fargo VT Advantage
         Class I-2                            Opportunity

     The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 4). Policyholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 -Investment Companies, which is part of GAAP.

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. Prior to April 1, 2014, Lincoln Benefit joined with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. Subsequent to April 1, 2014, Lincoln Benefit and its affiliates will file a consolidated federal income tax return for the period April 1, 2014 to December 31, 2014. No income taxes are allocable to the Account.

     The Account had no liability for unrecognized tax benefits as of December 31, 2014. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     LEVEL 2:  Assets whose values are based on the following:
               (a) Quoted prices for similar assets in active markets;
               (b) Quoted prices for identical or similar assets in markets that are not active; or
               (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

     LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

4.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                       ADMINISTRATIVE EXPENSE                MORTALITY AND EXPENSE RISK
                            COST OF      CHARGE (PER $1,000                    CHARGE (AS A % OF TOTAL
     PRODUCT               INSURANCE    INITIAL FACE AMOUNT)    POLICY FEE   MONTHLY SUB-ACCOUNT VALUE)
     ------------------   ----------  ------------------------  ----------  ----------------------------
     INVESTOR'S SELECT    Varies      Years 1 - 12: .20% of       $ 5.00    Annual rate 0.70% (deducted
                                      policy value; 0%                      daily)
                                      thereafter (deducted
                                      annually)
     CONSULTANT SL        Varies      Years 1 - 7: $1.44;         $ 7.50    Years 1 - 14: 0.72%;
                                      $0 thereafter                         0.36% thereafter

     CONSULTANT           Varies      N/A                         $ 7.50    Years 1 - 14: 0.72%;
                                                                            0.36% thereafter

     CONSULTANT           Varies      Annual rate                 $   10    Annual rate years 1 - 14:
     PROTECTOR                        Years 1 - 20: 0.3504%;                0.55%; 0.15% thereafter
                                      0.1992% thereafter

     CONSULTANT           Varies      Minimum $0.25               $   10    Annual rate years 1-10:
     ACCUMULATOR                      Maximum $2.50                         0.55%; 0.15% thereafter

     TOTAL ACCUMULATOR    Varies      $0.09 per $1,000 on the     $   15    Monthly rate years 1-10:
                                      first $100,000                        0.06%

     COST OF INSURANCE - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units, and included in records maintenance charge reported on the Statements of Changes in Net Assets.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person's risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and included in records maintenance charge reported on the Statements of Changes in Net Assets.

     POLICY FEE - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and included in records maintenance charge reported on the Statements of Changes in Net Assets.

     MORTALITY AND EXPENSE RISK CHARGE - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor's Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and included in records maintenance charge reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of investments purchased during the year ended December 31, 2014 were as follows:

                                                                                                     Purchases
                                                                                                  --------------
     Investments in the AllianceBernstein Fund Sub-Accounts:
           VPS Growth and Income Class A                                                          $       87,002
           VPS International Growth Class A                                                               61,628
           VPS International Value Class A                                                                35,345
           VPS Small Cap Growth Class A                                                                  145,164
           VPS Small/Mid Cap Value Class A                                                                84,957

     Investments in the Deutsche Investments Variable
         Insurance Trust Sub-Accounts (b):
           Deutsche Equity 500 Index VIP Class A (c)                                                     264,372
           Deutsche Small Cap Index VIP Class A (d)                                                      165,548

     Investments in the Deutsche Variable Series I Sub-Accounts (e):
           Deutsche Bond VIP Class A (f)                                                               1,114,090
           Deutsche Core Equity VIP Class A (g)                                                          164,965
           Deutsche Global Small Cap VIP Class A (h)                                                     784,243
           Deutsche International VIP Class A (i)                                                        136,265

     Investments in the Deutsche Variable Series II Sub-Account (j):
           Deutsche Global Income Builder VIP Class A (k)                                                621,070

     Investments in the Federated Insurance Series Sub-Accounts:
           Federated Fund for U.S. Government Securities II                                            1,279,853
           Federated High Income Bond Fund II                                                          1,784,897
           Federated Managed Volatility Fund II                                                        1,299,250

     Investments in the Fidelity Variable Insurance Products
         Fund Sub-Accounts:
           VIP Asset Manager                                                                             835,894
           VIP Contrafund                                                                              3,228,277
           VIP Emerging Markets                                                                          106,765
           VIP Equity-Income                                                                           2,410,679
           VIP Growth                                                                                    994,855
           VIP Growth & Income                                                                            99,960
           VIP High Income                                                                               119,073
           VIP Index 500                                                                               2,284,169
           VIP Index 500- Service Class                                                                  546,445
           VIP Investment Grade Bond                                                                     578,640

     (b) Previously known as DWS Investments Variable Insurance Trust
     (c) Previously known as DWS VIP Equity 500 Index A
     (d) Previously known as DWS VIP Small Cap Index A
     (e) Previously known as DWS Variable Series I
     (f) Previously known as DWS VIP Bond A
     (g) Previously known as DWS VIP Core Equity A
     (h) Previously known as DWS VIP Global Small Cap Growth A
     (i) Previously known as DWS VIP International
     (j) Previously known as DWS Variable Series II
     (k) Previously known as DWS VIP Global Income Builder A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  --------------
     Investments in the Fidelity Variable Insurance
         Products Fund Sub-Accounts (continued):
           VIP Mid Cap                                                                            $      324,153
           VIP Money Market                                                                            7,706,267
           VIP Overseas                                                                                  964,623
           VIP Real Estate                                                                               291,323
           VIP Value Strategies                                                                           47,900

     Investments in the Franklin Templeton Investments Sub-Accounts:
           Franklin High Income VIP Fund Class 1 (l)                                                      83,876
           Franklin Income VIP Fund Class 1 (m)                                                          107,453
           Franklin Mutual Global Discovery VIP Fund Class 1 (n)                                         160,017
           Franklin Mutual Shares VIP Fund Class 1 (o)                                                    59,746
           Franklin Small Cap Value VIP Fund Class 1 (p)                                                 176,283
           Franklin Small-Mid Cap Growth VIP Fund Class 1 (q)                                            159,151
           Franklin Strategic Income VIP Fund Class 1 (r)                                                 88,128
           Franklin U.S. Government Securities VIP Fund Class 1 (s)                                       61,609
           Templeton Global Bond VIP Fund Class 1 (t)                                                    195,695

     Investments in the Ibbotson Sub-Accounts:
           Aggressive Growth ETF Asset Allocation                                                      1,269,600
           Balanced ETF Asset Allocation                                                               1,549,350
           Conservative ETF Asset Allocation                                                             221,337
           Growth ETF Asset Allocation                                                                 1,648,538
           Income and Growth ETF Asset Allocation                                                        369,312

     Investments in the Invesco Funds Sub-Accounts:
           Invesco V.I. American Franchise                                                                92,900
           Invesco V.I. American Value                                                                 1,510,336
           Invesco V.I. Core Equity                                                                       45,525
           Invesco V.I. Government Securities                                                            206,420
           Invesco V.I. Growth and Income Fund - Series I                                                869,521

     (l) Previously known as VIP High Income Securities
     (m) Previously known as VIP Income Securities
     (n) Previously known as VIP Mutual Global Discovery Securities
     (o) Previously known as VIP Mutual Shares Securities
     (p) Previously known as VIP Small Cap Value Securities
     (q) Previously known as VIP Small-Mid Cap Growth Securities
     (r) Previously known as VIP Strategic Income Securities
     (s) Previously known as VIP U.S. Government
     (t) Previously known as VIP Global Income Securities

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  --------------
     Investments in the Invesco Funds Sub-Accounts (continued):
           Invesco V.I. High Yield                                                                $       46,811
           Invesco V.I. Mid Cap Core Equity                                                              327,735
           Invesco V.I. Value Opportunity                                                                278,050

     Investments in the Invesco Funds (Class II) Sub-Accounts:
           Invesco V.I. Growth and Income                                                              1,025,802
           Invesco V.I. Mid Cap Growth                                                                   365,008

     Investments in the Janus Aspen Series Sub-Accounts:
           Balanced                                                                                    2,919,290
           Enterprise                                                                                  2,974,522
           Flexible Bond                                                                               1,734,739
           Forty Portfolio                                                                             1,793,269
           Global Research                                                                               674,802
           Global Technology                                                                              88,291
           Janus Portfolio                                                                             2,598,291
           Mid Cap Value                                                                                  98,688
           Overseas                                                                                      352,790

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
           Balanced (Service Shares)                                                                     841,230
           Global Research (Service Shares)                                                               44,609
           Mid Cap Value (Service Shares)                                                                618,469
           Overseas (Service Shares)                                                                   1,299,984

     Investments in the Lazard Retirement Series, Inc. Sub-Account:
           Emerging Markets Equity                                                                       150,986

     Investments in the Legg Mason Partners Variable
         Portfolios I, Inc. Sub-Accounts:
           Legg Mason ClearBridge Variable Fundamental All Cap Value Class I                             980,767
           Legg Mason ClearBridge Variable Large Cap Value Class I                                     1,664,732
           Legg Mason Western Assets Variable Global High Yield Bond                                     277,792

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
           MFS Growth                                                                                    590,623
           MFS High Yield Portfolio                                                                      209,119
           MFS Investors Growth Stock                                                                    100,392
           MFS Investors Trust                                                                           538,773
           MFS New Discovery                                                                           2,283,448

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  --------------
          Investments in the MFS Variable Insurance Trust Sub-Accounts (continued):
                MFS Research                                                                      $      379,972
                MFS Total Return                                                                       1,226,407
                MFS Utilities                                                                            371,912
                MFS Value                                                                                211,104

          Investments in the MFS Variable Insurance Trust (Service
              Class) Sub-Account:
                MFS New Discovery Series (Service Class)                                                 218,863

          Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
                Oppenheimer Capital Income                                                                36,152
                Oppenheimer Core Bond                                                                     32,956
                Oppenheimer Discovery MidCap Growth                                                       72,810
                Oppenheimer Equity Income                                                                 88,526
                Oppenheimer Global                                                                       150,723
                Oppenheimer Global Strategic Income                                                       54,469
                Oppenheimer Main Street Small Cap                                                      1,805,431

          Investments in the Oppenheimer Variable Account Funds
              (Service Shares ("SS")) Sub-Accounts:
                Oppenheimer Global (SS)                                                                  793,503
                Oppenheimer Main Street Small Cap (SS)                                                 1,528,079

          Investments in the Panorama Series Fund, Inc. Sub-Account:
                Oppenheimer International Growth                                                         347,890

          Investments in the Panorama Series Fund, Inc. (Service
              Class ("SC")) Sub-Account:
                Oppenheimer International Growth (SC)                                                    166,179

          Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
                Foreign Bond                                                                             612,053
                Money Market                                                                             185,966
                PIMCO Real Return                                                                        314,039
                PIMCO Total Return                                                                       946,173

          Investments in the Putnam Variable Trust Sub-Account:
                VT International Value Fund                                                              427,578

          Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
                VT High Yield (Class IA)                                                                 109,982

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                     Purchases
                                                                                                  --------------
     Investments in the Putnam Variable Trust (Class IA) Sub-Accounts
         (continued):
           VT International Value Fund (Class IA)                                                 $      138,885

     Investments in the Rydex Variable Trust Sub-Account:
           Guggenheim VT U.S. Long Short Equity Fund                                                      77,646

     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
           T. Rowe Price Blue Chip Growth                                                                147,407
           T. Rowe Price Equity Income                                                                   814,835
           T. Rowe Price Mid-Cap Growth                                                                1,315,090
           T. Rowe Price New America Growth                                                              563,907

     Investments in the T. Rowe Price International Series, Inc.
         Sub-Account:
           T. Rowe Price International Stock                                                             265,190

     Investments in the The Alger Portfolios Sub-Accounts:
           Alger Balanced Class I-2                                                                       45,252
           Alger Capital Appreciation Class I-2                                                        4,436,676
           Alger Income & Growth Class I-2                                                               271,292
           Alger Large Cap Growth Class I-2                                                            2,367,841
           Alger MidCap Growth Class I-2                                                                 488,692
           Alger SmallCap Growth Class I-2                                                               800,137

     Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
           Morgan Stanley UIF Emerging Markets Class I                                                    57,812
           Morgan Stanley UIF Growth Class I                                                             541,409
           Morgan Stanley UIF U.S. Real Estate Class I                                                   288,909

     Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
           Van Eck Worldwide Emerging Markets                                                            889,048
           Van Eck Worldwide Hard Assets                                                                 444,680
           Van Eck Worldwide Multi-Manager Alternatives                                                   41,300

     Investments in the Wells Fargo Variable Trust Sub-Accounts:
           Wells Fargo VT Advantage Discovery                                                            888,560
           Wells Fargo VT Advantage Opportunity                                                          398,812
                                                                                                  --------------
                                                                                                  $   87,685,628
                                                                                                  ==============

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     A summary of accumulation units outstanding, accumulation unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2014.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

       * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

       ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

       *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Deutsche Variable Series I (e)
    Sub-Accounts:
      Deutsche Bond VIP Class A (f)
      2014                                                 55 $      20.60 $      1,134          3.53%         0.70%         5.89%
      2013                                                 56        19.46        1,094          3.58          0.70          7.02
      2012                                                 63        20.20        1,272          3.99          0.70          4.95
      2011                                                 78        18.88        1,476          4.03          0.70          6.05
      2010                                                 70        17.99        1,258          4.32          0.70          9.30

Investments in the
  Deutsche Variable Series II (j)
    Sub-Accounts:
      Deutsche Global Income Builder VIP Class A (k)
      2014                                                 17        15.54          268          3.07          0.70          3.11
      2013                                                 18        15.07          278          2.07          0.70         12.19
      2012                                                 24        13.01          316          1.63          0.70         -2.11
      2011                                                 29        11.60          337          1.55          0.70         10.45
      2010                                                 31        11.85          366          2.97          0.70         22.57

Investments in the
  Federated Insurance Series
    Sub-Accounts:
      Federated Fund for U.S. Government Securities II
      2014                                                 57        23.21        1,330          2.80          0.70          3.89
      2013                                                 61        22.34        1,354          3.27          0.70          2.26
      2012                                                 71        22.97        1,640          3.47          0.70          5.04
      2011                                                 87        22.46        1,952          3.70          0.70          4.43
      2010                                                 89        21.38        1,912          4.83          0.70          4.48
      Federated High Income Bond Fund II
      2014                                                 74        34.97        2,587          5.83          0.70          1.98
      2013                                                 87        34.29        2,967          6.72          0.70         13.90
      2012                                                 98        32.27        3,176          8.09          0.70          4.44
      2011                                                107        28.34        3,045          8.85          0.70         13.93
      2010                                                121        27.13        3,291          7.66          0.70         51.78
      Federated Managed Volatility Fund II
      2014                                                 51        29.52        1,492          3.00          0.70          3.19
      2013                                                 49        28.60        1,408          2.90          0.70         12.76
      2012                                                 56        23.66        1,314          3.17          0.70          4.04
      2011                                                 59        20.98        1,242          3.86          0.70         11.30
      2010                                                 61        20.17        1,235          5.83          0.70         27.38

      (e) Previously known as DWS Variable Series I
      (f) Previously known as DWS VIP Bond A
      (j) Previously known as DWS Variable Series II
      (k) Previously known as DWS VIP Global Income Builder A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Asset Manager
      2014                                                153 $      31.31 $      4,796          1.52%         0.70%         5.09%
      2013                                                168        29.79        4,998          1.58          0.70         11.70
      2012                                                178        25.93        4,619          1.56          0.70         -3.24
      2011                                                195        23.21        4,522          1.96          0.70         13.47
      2010                                                210        23.99        5,032          1.70          0.70         28.21
      VIP Contrafund
      2014                                                380        51.09       19,391          0.95          0.70         11.16
      2013                                                421        45.96       19,334          1.08          0.70         15.60
      2012                                                468        35.26       16,483          1.37          0.70         -3.20
      2011                                                525        30.50       16,007          1.02          0.70         16.40
      2010                                                585        31.51       18,426          1.20          0.70         34.76
      VIP Equity-Income
      2014                                                333        48.26       16,068          2.83          0.70          7.96
      2013                                                369        44.70       16,483          2.55          0.70         16.49
      2012                                                397        35.13       13,951          3.13          0.70          0.27
      2011                                                453        30.16       13,655          2.54          0.70         14.35
      2010                                                495        30.07       14,902          1.75          0.70         29.30
      VIP Growth
      2014                                                374        46.45       17,369          0.19          0.70         10.52
      2013                                                400        42.02       16,812          0.29          0.70         13.89
      2012                                                441        31.04       13,696          0.63          0.70         -0.50
      2011                                                487        27.26       13,279          0.38          0.70         23.31
      2010                                                531        27.39       14,552          0.26          0.70         27.39
      VIP Index 500
      2014                                                257        22.19        5,699          1.59          0.70         12.78
      2013                                                331        19.67        6,512          1.98          0.70         15.10
      2012                                                110        14.98        1,650          2.13          0.70          1.33
      2011                                                164        13.02        2,136          2.00          0.70         14.22
      2010                                                157        12.84        2,022          1.91          0.70         25.72
      VIP Money Market
      2014                                                248        16.00        3,961          0.01          0.70         -0.69
      2013                                                269        16.11        4,339          0.03          0.70         -0.56
      2012                                                630        16.22       10,227          0.13          0.70         -0.59
      2011                                                338        16.31        5,506          0.11          0.70         -0.46
      2010                                                391        16.41        6,420          0.18          0.70          0.02
      VIP Overseas
      2014                                                143        24.14        3,446          1.33          0.70         -8.72
      2013                                                156        26.45        4,128          1.35          0.70         19.90
      2012                                                183        20.42        3,733          1.94          0.70        -17.74
      2011                                                225        17.03        3,832          1.45          0.70         12.33
      2010                                                247        20.70        5,109          1.33          0.70         25.65

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2014                                                  4 $      19.47 $         83          1.25%         0.70%        4.01%
      2013                                                  3        18.72           61          1.38          0.70        13.66
      2012                                                  3        15.90           52          1.50          0.70        -5.51
      2011                                                  2        13.99           31          1.33          0.70        14.78
      2010                                                  2        14.81           36          0.55          0.70        29.02
      Balanced ETF Asset Allocation
      2014                                                 54        16.88          917          1.38          0.70         4.06
      2013                                                 63        16.22        1,025          1.80          0.70        10.23
      2012                                                 62        14.56          896          2.24          0.70        -1.25
      2011                                                 31        13.21          407          1.43          0.70        11.07
      2010                                                 30        13.38          401          1.03          0.70        20.44
      Conservative ETF Asset Allocation
      2014                                                  2        12.97           30          1.24          0.70         2.38
      2013                                                  2        12.67           28          1.34          0.70         4.74
      2012                                                 14        12.41          177          1.78          0.70         2.70
      2011                                                  2        11.85           24          1.43          0.70         5.92
      2010                                                  5        11.54           60          1.74          0.70         8.96
      Growth ETF Asset Allocation
      2014                                                  9        18.62          173          1.28          0.70         4.11
      2013                                                  9        17.88          154          1.58          0.70        12.45
      2012                                                  8        15.42          124          1.73          0.70        -4.18
      2011                                                  8        13.71          107          1.46          0.70        13.39
      2010                                                  5        14.31           71          0.94          0.70
      Income and Growth ETF Asset Allocation
      2014                                                  4        14.75           66          1.51          0.70         2.90
      2013                                                  5        14.33           71          1.86          0.70         7.42
      2012                                                  4        13.41           52          2.34          0.70         0.66
      2011                                                  4        12.49           48          1.16          0.70         8.28
      2010                                                  2        12.40           28          0.90          0.70        14.55
Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Value
      2014                                                 83        27.02        2,235          0.45          0.70         8.99
      2013                                                103        24.80        2,550          0.68          0.70        16.49
      2012                                                120        18.60        2,240          0.72          0.70         0.22
      2011                                                192        15.96        3,071          0.72          0.70        21.39
      2010                                                226        15.93        3,603          0.88          0.70        38.24
      Invesco V.I. Value Opportunity
      2014                                                 25        15.35          381          1.37          0.70         5.88
      2013                                                 25        14.50          366          1.49          0.70        16.88
      2012                                                 26        10.92          284          1.55          0.70        -3.72
      2011                                                 31         9.34          292          0.90          0.70         6.60
      2010                                                 32         9.70          312          0.55          0.70        46.97
Investments in the
  Invesco Funds (Class II)
    Sub-Accounts:
      Invesco V.I. Growth and Income
      2014                                                 86        22.22        1,912          1.47          0.70         9.20
      2013                                                106        20.35        2,147          1.32          0.70        13.55
      2012                                                122        15.32        1,864          1.30          0.70        -2.94
      2011                                                140        13.49        1,889          1.05          0.70        11.41
      2010                                                146        13.90        2,024          0.10          0.70        23.24

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Invesco Funds (Class II)
    Sub-Accounts (continued):
      Invesco V.I. Mid Cap Growth
      2014                                                 33 $      22.54 $        747          0.00%         0.70%         6.94%
      2013                                                 42        21.08          880          0.23          0.70         10.85
      2012                                                 43        15.54          666          0.00          0.70         -9.99
      2011                                                 57        14.02          797          0.00          0.70         26.39
      2010                                                 47        15.58          734          0.00          0.70         55.28

Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2014                                                211        62.71       13,203          1.75          0.70          7.75
      2013                                                229        58.20       13,355          1.54          0.70         12.83
      2012                                                236        48.78       11,536          2.88          0.70          0.93
      2011                                                266        43.24       11,514          2.41          0.70          7.63
      2010                                                296        42.84       12,663          2.78          0.70         25.01
      Enterprise
      2014                                                258        63.22       16,304          0.16          0.70         11.74
      2013                                                284        56.58       16,079          0.52          0.70         16.47
      2012                                                308        43.04       13,257          0.00          0.70         -2.11
      2011                                                344        36.95       12,697          0.00          0.70         24.97
      2010                                                382        37.75       14,420          0.06          0.70         43.82
      Flexible Bond
      2014                                                 48        35.37        1,708          3.33          0.70          4.20
      2013                                                 47        33.94        1,600          2.41          0.70          7.58
      2012                                                 63        34.22        2,148          3.45          0.70          6.00
      2011                                                 59        31.81        1,880          4.07          0.70          7.22
      2010                                                 64        30.01        1,932          3.85          0.70         12.43
      Forty Portfolio
      2014                                                 16        26.01          422          0.15          0.70          7.97
      2013                                                 16        24.09          378          0.69          0.70         23.29
      2012                                                 22        18.49          413          0.75          0.70         -7.34
      2011                                                 18        14.99          277          0.38          0.70          6.01
      2010                                                 28        16.18          451          0.35          0.70         45.31
      Global Research
      2014                                                336        39.22       13,164          1.08          0.70          6.69
      2013                                                368        36.76       13,527          1.21          0.70         19.24
      2012                                                396        28.83       11,427          0.88          0.70        -14.34
      2011                                                457        24.17       11,057          0.60          0.70         15.03
      2010                                                500        28.22       14,107          0.60          0.70         36.74
      Janus Portfolio
      2014                                                340        43.19       14,699          0.36          0.70         12.21
      2013                                                367        38.49       14,136          0.78          0.70         17.76
      2012                                                392        29.74       11,661          0.58          0.70         -5.96
      2011                                                426        25.25       10,748          0.58          0.70         13.72
      2010                                                468        26.86       12,580          1.06          0.70         35.40

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Janus Aspen Series (Service Shares)
    Sub-Accounts:
      Overseas (Service Shares)
      2014                                                 77 $       7.78 $        597          3.06%         0.70%       -12.71%
      2013                                                 89         8.91          789          2.99          0.70         12.39
      2012                                                130         7.85        1,020          0.63          0.70        -32.81
      2011                                                234         6.99        1,635          0.38          0.70         24.15
      2010                                                239        10.40        2,484          0.52          0.70         77.95

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc.
    Sub-Account:
      Legg Mason ClearBridge Variable Large Cap Value Class I
      2014                                                 24        21.29          515          2.08          0.70         10.93
      2013                                                 34        19.19          646          1.75          0.70         15.69
      2012                                                 24        14.60          346          2.10          0.70          4.22
      2011                                                 26        12.62          324          2.95          0.70          8.70
      2010                                                 20        12.11          239          2.80          0.70         23.63

Investments in the
  MFS Variable Insurance Trust (Service Class)
    Sub-Account:
      MFS New Discovery Series (Service Class)
      2014                                                 32        22.47          710          0.00          0.70         -8.14
      2013                                                 42        24.46        1,016          0.00          0.70         20.05
      2012                                                 41        17.44          715          0.00          0.70        -11.12
      2011                                                 44        14.53          642          0.00          0.70         34.99
      2010                                                 61        16.34          990          0.00          0.70         61.79

Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
    Sub-Account:
      Oppenheimer Main Street Small Cap (SS)
      2014                                                 56        29.08        1,634          0.63          0.70         10.88
      2013                                                 81        26.23        2,125          0.76          0.70         16.85
      2012                                                 98        18.78        1,835          0.35          0.70         -3.06
      2011                                                186        16.08        2,995          0.42          0.70         22.20
      2010                                                202        16.58        3,351          0.39          0.70         35.93

Investments in the
  Panorama Series Fund, Inc. (Service Class ("SC"))
    Sub-Account:
      Oppenheimer International Growth (SC)
      2014                                                 84        22.16        1,861          0.96          0.70         -7.80
      2013                                                 94        24.03        2,260          1.09          0.70         20.83
      2012                                                102        19.25        1,973          1.07          0.70         -8.25
      2011                                                113        15.93        1,802          0.77          0.70         13.82
      2010                                                132        17.36        2,293          1.03          0.70         38.09

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           Investor's Select Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  PIMCO Variable Insurance Trust
    Sub-Accounts:
      Foreign Bond
      2014                                                 49 $      18.98 $        926          1.84%         0.70%        10.40%
      2013                                                 67        17.19        1,159          1.83          0.70         10.09
      2012                                                 96        17.22        1,655          2.25          0.70          6.02
      2011                                                105        15.65        1,647          1.86          0.70          7.73
      2010                                                100        14.76        1,473          1.97          0.70         14.83
      PIMCO Total Return
      2014                                                142        18.64        2,650          2.19          0.70          3.72
      2013                                                197        17.97        3,534          2.17          0.70          8.85
      2012                                                251        18.49        4,633          2.63          0.70          2.89
      2011                                                265        16.99        4,503          2.61          0.70          7.35
      2010                                                284        16.51        4,693          2.56          0.70         13.29

Investments in the
  Putnam Variable Trust
    Sub-Accounts:
      VT International Value Fund
      2014                                                 40        16.60          658          1.35          0.70        -10.12
      2013                                                 37        18.47          678          2.56          0.70         20.85
      2012                                                 41        15.22          619          3.32          0.70        -14.38
      2011                                                 54        12.59          679          2.70          0.70          6.38
      2010                                                 59        14.71          873          3.06          0.70         25.31

Investments in the
  The Universal Institutional Funds, Inc
    Sub-Accounts:
      Morgan Stanley UIF Growth Class I
      2014                                                 27        26.83          722          0.00          0.70          5.62
      2013                                                 30        25.40          750          0.42          0.70         13.58
      2012                                                 27        17.28          462          0.00          0.70         -3.48
      2011                                                 29        15.21          439          0.12          0.70         22.00
      2010                                                 36        15.76          564          0.12          0.70         64.40

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                                  Protector Policies
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Deutsche Investments Variable Insurance Trust (b)
    Sub-Accounts:
      Deutsche Equity 500 Index VIP Class A (c)
      2014                                                102 $      30.70 $      3,122          1.83%         0.00%        13.39%
      2013                                                109        27.07        2,962          0.00          0.00         31.93
      2012                                                115        20.52        2,360          1.79          0.00         15.70
      2011                                                118        17.74        2,094          1.69          0.00          1.83
      2010                                                119        17.42        2,080          1.77          0.00         14.70
      Deutsche Small Cap Index VIP Class A (d)
      2014                                                 30        37.69        1,123          0.93          0.00          4.74
      2013                                                 31        35.98        1,117          1.67          0.00         38.64
      2012                                                 32        25.95          828          0.88          0.00         16.25
      2011                                                 31        22.33          685          0.88          0.00         -4.41
      2010                                                 35        23.36          818          0.85          0.00         26.39

Investments in the
  Deutsche  Variable Series I (e)
    Sub-Accounts:
      Deutsche Bond VIP Class A (f)
      2014                                                241        18.22        4,397          3.53          0.00          6.63
      2013                                                245        17.09        4,187          3.58          0.00         -3.30
      2012                                                254        17.62        4,476          3.99          0.00          7.77
      2011                                                336        16.35        5,498          4.03          0.00          5.68
      2010                                                283        15.47        4,378          4.32          0.00          6.79
      Deutsche Core Equity VIP Class A (g)
      2014                                                 97        21.46        2,079          1.03          0.00         11.82
      2013                                                103        19.19        1,968          1.46          0.00         37.33
      2012                                                111        13.98        1,555          1.32          0.00         15.81
      2011                                                117        12.07        1,406          1.32          0.00         -0.14
      2010                                                123        12.09        1,490          1.55          0.00         14.40
      Deutsche Global Small Cap VIP Class A (h)
      2014                                                120        37.90        4,567          0.88          0.00         -4.13
      2013                                                140        39.53        5,552          0.63          0.00         35.94
      2012                                                150        29.08        4,356          0.71          0.00         15.37
      2011                                                170        25.21        4,297          1.64          0.00         -9.90
      2010                                                232        27.98        6,498          0.35          0.00         26.64
      Deutsche International VIP Class A (i)
      2014                                                128        13.32        1,703          1.80          0.00        -11.76
      2013                                                130        15.09        1,965          4.85          0.00         20.23
      2012                                                174        12.55        2,185          1.95          0.00         20.65
      2011                                                150        10.40        1,561          1.89          0.00        -16.67
      2010                                                154        12.49        1,925          2.09          0.00          1.62

Investments in the
  Deutsche  Variable Series II (j)
    Sub-Account:
      Deutsche Global Income Builder VIP Class A (k)
      2014                                                207        16.62        3,441          3.07          0.00          3.83
      2013                                                215        16.01        3,441          2.07          0.00         16.63
      2012                                                230        13.73        3,153          1.63          0.00         12.98
      2011                                                244        12.15        2,961          1.55          0.00         -1.42
      2010                                                261        12.33        3,221          2.97          0.00         11.22

      (b) Previously known as DWS Investments Variable Insurance Trust
      (c) Previously known as DWS VIP Equity 500 Index A
      (d) Previously known as DWS VIP Small Cap Index A
      (e) Previously known as DWS Variable Series I
      (f) Previously known as DWS VIP Bond A
      (g) Previously known as DWS VIP Core Equity A
      (h) Previously known as DWS VIP Global Small Cap Growth A
      (i) Previously known as DWS VIP International
      (j) Previously known as DWS Variable Series II
      (k) Previously known as DWS VIP Global Income Builder A

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Federated Insurance Series
    Sub-Accounts:
      Federated Fund for U.S. Government Securities II
      2014                                                262 $      20.48 $      5,373          2.80%         0.00%         4.62%
      2013                                                239        19.58        4,679          3.27          0.00         -2.05
      2012                                                278        19.99        5,540          3.47          0.00          2.98
      2011                                                351        19.41        6,814          3.70          0.00          5.78
      2010                                                304        18.35        5,575          4.83          0.00          5.17
      Federated High Income Bond Fund II
      2014                                                232        25.85        6,003          5.83          0.00          2.69
      2013                                                229        25.17        5,771          6.72          0.00          6.99
      2012                                                246        23.53        5,783          8.09          0.00         14.70
      2011                                                272        20.51        5,576          8.85          0.00          5.17
      2010                                                298        19.50        5,804          7.66          0.00         14.73
      Federated Managed Volatility Fund II
      2014                                                117        19.86        2,322          3.00          0.00          3.91
      2013                                                 90        19.11        1,717          2.90          0.00         21.74
      2012                                                 91        15.70        1,444          3.17          0.00         13.55
      2011                                                 97        13.83        1,345          3.86          0.00          4.77
      2010                                                104        13.20        1,375          5.83          0.00         12.08

Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Asset Manager
      2014                                                198        22.97        4,554          1.52          0.00          5.83
      2013                                                200        21.70        4,339          1.58          0.00         15.71
      2012                                                205        18.76        3,851          1.56          0.00         12.48
      2011                                                217        16.67        3,617          1.96          0.00         -2.56
      2010                                                237        17.11        4,048          1.70          0.00         14.26
      VIP Contrafund
      2014                                              1,459        36.93       53,892          0.95          0.00         11.94
      2013                                              1,573        32.99       51,902          1.08          0.00         31.29
      2012                                              1,670        25.13       41,971          1.37          0.00         16.42
      2011                                              1,798        21.58       38,797          1.02          0.00         -2.53
      2010                                              1,906        22.14       42,200          1.20          0.00         17.22
      VIP Equity-Income
      2014                                                808        26.38       21,306          2.83          0.00          8.72
      2013                                                847        24.27       20,546          2.55          0.00         28.15
      2012                                                902        18.94       17,083          3.13          0.00         17.31
      2011                                                942        16.14       15,206          2.54          0.00          0.97
      2010                                                975        15.99       15,596          1.75          0.00         15.15
      VIP Growth
      2014                                              1,134        23.79       26,968          0.19          0.00         11.30
      2013                                              1,218        21.38       26,033          0.29          0.00         36.34
      2012                                              1,309        15.68       20,516          0.63          0.00         14.69
      2011                                              1,376        13.67       18,812          0.38          0.00          0.20
      2010                                              1,506        13.64       20,547          0.26          0.00         24.17
      VIP Index 500
      2014                                              2,134        25.25       53,864          1.59          0.00         13.57
      2013                                              2,305        22.23       51,235          1.98          0.00         32.24
      2012                                              2,467        16.81       41,468          2.13          0.00         15.92
      2011                                              2,609        14.50       37,837          2.00          0.00          2.04
      2010                                              2,700        14.21       38,373          1.91          0.00         15.02

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts (continued):
      VIP Investment Grade Bond
      2014                                                311 $      17.21 $      5,358          2.23%         0.00%         5.83%
      2013                                                315        16.26        5,119          2.38          0.00         -1.78
      2012                                                331        16.55        5,476          2.42          0.00          5.90
      2011                                                327        15.63        5,110          3.46          0.00          7.33
      2010                                                306        14.56        4,458          3.83          0.00          7.80
      VIP Money Market
      2014                                              1,250        14.64       18,304          0.01          0.00          0.01
      2013                                              1,318        14.64       19,304          0.03          0.00          0.03
      2012                                              1,431        14.64       20,940          0.13          0.00          0.14
      2011                                              1,519        14.62       22,202          0.11          0.00          0.11
      2010                                              1,528        14.60       22,311          0.18          0.00          0.24
      VIP Overseas
      2014                                                583        19.81       11,545          1.33          0.00         -8.08
      2013                                                614        21.56       13,231          1.35          0.00         30.44
      2012                                                656        16.53       10,837          1.94          0.00         20.74
      2011                                                651        13.69        8,917          1.45          0.00        -17.16
      2010                                                682        16.52       11,272          1.33          0.00         13.11

Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2014                                                 26        20.25          532          1.25          0.00          4.74
      2013                                                 24        19.34          457          1.38          0.00         18.53
      2012                                                 23        16.32          369          1.50          0.00         14.46
      2011                                                 15        14.26          221          1.33          0.00         -4.85
      2010                                                  9        14.98          140          0.55          0.00         15.58
      Balanced ETF Asset Allocation
      2014                                                318        17.56        5,591          1.38          0.00          4.79
      2013                                                371        16.76        6,212          1.80          0.00         12.19
      2012                                                284        14.94        4,238          2.24          0.00         11.00
      2011                                                105        13.46        1,415          1.43          0.00         -0.56
      2010                                                 37        13.53          499          1.03          0.00         11.85
      Conservative ETF Asset Allocation
      2014                                                 26        13.50          350          1.24          0.00          3.10
      2013                                                 33        13.09          429          1.34          0.00          2.77
      2012                                                 38        12.74          487          1.78          0.00          5.48
      2011                                                 32        12.08          386          1.43          0.00          3.42
      2010                                                 35        11.68          404          1.74          0.00          6.67
      Growth ETF Asset Allocation
      2014                                                164        19.37        3,186          1.28          0.00          4.85
      2013                                                171        18.47        3,160          1.58          0.00         16.78
      2012                                                 97        15.82        1,528          1.73          0.00         13.24
      2011                                                 37        13.97          515          1.46          0.00         -3.50
      2010                                                 27        14.48          389          0.94          0.00         14.19
      Income and Growth ETF Asset Allocation
      2014                                                 52        15.34          799          1.51          0.00          3.63
      2013                                                 48        14.81          709          1.86          0.00          7.58
      2012                                                 48        13.76          664          2.34          0.00          8.18
      2011                                                 30        12.72          382          1.16          0.00          1.37
      2010                                                 23        12.55          295          0.90          0.00          9.04

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Franchise
      2014                                                126 $      14.82 $      1,870          0.04%         0.00%         8.44%
      2013                                                137        13.66        1,868          0.43          0.00         40.14
      2012 (w) (z)                                        139         9.75        1,354          0.00          0.00         -2.50
      Invesco V.I. American Value
      2014                                                291        29.12        8,484          0.45          0.00          9.75
      2013                                                311        26.53        8,243          0.68          0.00         34.27
      2012                                                326        19.76        6,436          0.72          0.00         17.31
      2011                                                392        16.85        6,596          0.72          0.00          0.92
      2010                                                422        16.69        7,040          0.88          0.00         22.24
      Invesco V.I. Core Equity
      2014                                                 36        18.44          665          0.86          0.00          8.15
      2013                                                 38        17.05          639          1.44          0.00         29.25
      2012                                                 36        13.19          481          0.99          0.00         13.88
      2011                                                 40        11.58          460          1.01          0.00         -0.06
      2010                                                 39        11.59          451          0.99          0.00          9.56
      Invesco V. I. Government Securities
      2014                                                 87        11.10          971          3.20          0.00          4.14
      2013                                                 91        10.66          968          3.67          0.00         -2.62
      2012                                                 89        10.95          976          3.21          0.00          2.48
      2011 (x)                                             86        10.68          920          0.00          0.00          6.84
      Invesco V.I. Growth and Income Fund - Series I
      2014                                                145        32.17        4,660          1.80          0.00         10.28
      2013                                                151        29.17        4,412          1.55          0.00         34.08
      2012                                                163        21.75        3,550          1.56          0.00         14.63
      2011                                                167        18.98        3,167          1.30          0.00         -2.01
      2010                                                166        19.37        3,220          0.10          0.00         12.51
      Invesco V. I. High Yield
      2014                                                 30        12.29          368          4.54          0.00          1.73
      2013                                                 32        12.08          389          5.10          0.00          7.01
      2012                                                 31        11.29          354          5.19          0.00         17.17
      2011 (x)                                             30         9.64          294          0.00          0.00         -3.63

      (w) On April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco V.I. American Franchise
      (x) For period beginning April 29, 2011, and ended December 31, 2011
      (z) For period beginning April 27, 2012, and ended December 31, 2012

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Invesco Funds
    Sub-Accounts (continued):
      Invesco V.I. Mid Cap Core Equity
      2014                                                103 $      21.29 $      2,201          0.04%         0.00%         4.43%
      2013                                                108        20.39        2,198          0.71          0.00         28.81
      2012                                                119        15.83        1,878          0.07          0.00         10.96
      2011                                                123        14.26        1,753          0.31          0.00         -6.38
      2010                                                125        15.23        1,897          0.55          0.00         14.11
      Invesco V.I. Value Opportunity
      2014                                                339        16.54        5,603          1.37          0.00          6.62
      2013                                                376        15.51        5,835          1.49          0.00         33.75
      2012                                                397        11.60        4,600          1.55          0.00         17.70
      2011                                                411         9.85        4,046          0.90          0.00         -3.05
      2010                                                422        10.16        4,290          0.55          0.00          7.35
Investments in the
  Invesco Funds (Class II)
    Sub-Accounts:
      Invesco V.I. Growth and Income
      2014                                                156        24.28        3,792          1.47          0.00          9.97
      2013                                                171        22.08        3,782          1.32          0.00         33.77
      2012                                                169        16.51        2,788          1.30          0.00         14.35
      2011                                                192        14.43        2,774          1.05          0.00         -2.26
      2010                                                209        14.77        3,086          0.10          0.00         12.19
      Invesco V.I. Mid Cap Growth
      2014                                                127        24.29        3,076          0.00          0.00          7.69
      2013                                                150        22.56        3,377          0.23          0.00         36.60
      2012                                                137        16.51        2,273          0.00          0.00         11.63
      2011                                                149        14.79        2,204          0.00          0.00         -9.36
      2010                                                220        16.32        3,590          0.00          0.00         27.27
Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2014                                                546        36.67       20,012          1.75          0.00          8.51
      2013                                                577        33.79       19,504          1.54          0.00         20.15
      2012                                                607        28.13       17,080          2.88          0.00         13.62
      2011                                                651        24.75       16,124          2.41          0.00          1.64
      2010                                                755        24.36       18,386          2.78          0.00          8.39
      Enterprise
      2014                                                613        37.10       22,752          0.16          0.00         12.52
      2013                                                671        32.97       22,122          0.52          0.00         32.38
      2012                                                725        24.91       18,049          0.00          0.00         17.29
      2011                                                794        21.23       16,870          0.00          0.00         -1.42
      2010                                                898        21.54       19,337          0.06          0.00         25.85
      Flexible Bond
      2014                                                220        26.16        5,756          3.33          0.00          4.94
      2013                                                204        24.93        5,089          2.41          0.00         -0.14
      2012                                                215        24.97        5,366          3.45          0.00          8.34
      2011                                                271        23.05        6,248          4.07          0.00          6.74
      2010                                                240        21.59        5,176          3.85          0.00          7.97

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Janus Aspen Series
    Sub-Accounts (continued):
      Forty Portfolio
      2014                                                138 $      28.03 $      3,859          0.15%         0.00%         8.73%
      2013                                                141        25.78        3,627          0.69          0.00         31.23
      2012                                                143        19.64        2,810          0.75          0.00         24.16
      2011                                                143        15.82        2,270          0.38          0.00         -6.69
      2010                                                144        16.96        2,434          0.35          0.00          6.75
      Global Research
      2014                                                760        19.34       14,693          1.08          0.00          7.44
      2013                                                809        18.00       14,561          1.21          0.00         28.43
      2012                                                863        14.01       12,093          0.88          0.00         20.08
      2011                                                913        11.67       10,661          0.60          0.00        -13.74
      2010                                                972        13.53       13,152          0.60          0.00         15.83
      Janus Portfolio
      2014                                                716        23.23       16,624          0.36          0.00         12.99
      2013                                                775        20.55       15,923          0.78          0.00         30.34
      2012                                                836        15.77       13,187          0.58          0.00         18.59
      2011                                                898        13.30       11,943          0.58          0.00         -5.30
      2010                                              1,037        14.04       14,567          1.06          0.00         14.52
Investments in the
  Janus Aspen Series (Service Shares)
    Sub-Accounts:
      Balanced (Service Shares)
      2014                                                238        28.13        6,683          1.56          0.00          8.24
      2013                                                237        25.99        6,158          1.34          0.00         19.80
      2012                                                241        21.69        5,227          2.59          0.00         13.37
      2011                                                246        19.14        4,708          2.25          0.00          1.35
      2010                                                243        18.88        4,596          2.55          0.00          8.12
      Global Research (Service Shares)
      2014                                                 39        23.74          922          0.97          0.00          7.18
      2013                                                 40        22.15          895          1.09          0.00         28.08
      2012                                                 40        17.29          695          0.80          0.00         19.86
      2011                                                 42        14.43          599          0.52          0.00        -13.99
      2010                                                 40        16.77          665          0.48          0.00         15.52
      Mid Cap Value (Service Shares)
      2014                                                160        25.15        4,030          1.25          0.00          8.44
      2013                                                168        23.19        3,904          1.15          0.00         25.81
      2012                                                165        18.44        3,043          0.86          0.00         10.79
      2011                                                164        16.64        2,724          0.60          0.00         -2.98
      2010                                                164        17.15        2,805          0.49          0.00         15.36
      Overseas (Service Shares)
      2014                                                562         8.11        4,556          3.06          0.00        -12.10
      2013                                                579         9.22        5,343          2.99          0.00         14.28
      2012                                                614         8.07        4,952          0.63          0.00         13.18
      2011                                                625         7.13        4,454          0.38          0.00        -32.34
      2010                                                729        10.54        7,679          0.52          0.00         25.02

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value    (000s)     Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Lazard Retirement Series Inc.
    Sub-Account:
      Emerging Markets Equity
      2014                                                 29 $      51.94 $      1,500          1.71%         0.00%        -4.64%
      2013                                                 30        54.46        1,646          1.35          0.00         -1.24
      2012                                                 31        55.15        1,726          1.60          0.00         22.05
      2011                                                 32        45.19        1,451          1.84          0.00        -18.00
      2010                                                 36        55.10        2,006          1.21          0.00         22.69

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
    Sub-Accounts:
      Legg Mason ClearBridge Variable Fundamental All Cap Value Class I
      2014 (u)                                              -        14.29            -         20.56          0.00          9.16
      2013                                                 86        13.09        1,119          1.42          0.00         32.16
      2012                                                 90         9.90          896          1.73          0.00         14.98
      2011                                                 96         8.61          828          1.38          0.00         -6.20
      2010                                                 98         9.18          903          1.62          0.00         16.60
      Legg Mason ClearBridge Variable Large Cap Value Class I
      2014                                                121        22.94        2,786          2.08          0.00         11.71
      2013                                                 76        20.53        1,560          1.75          0.00         32.37
      2012                                                 79        15.51        1,229          2.10          0.00         16.50
      2011                                                107        13.31        1,422          2.95          0.00          4.95
      2010                                                 87        12.69        1,099          2.80          0.00          9.46
      Legg Mason Western Assets Variable Global High Yield Bond
      2014                                                108        19.83        2,139          7.18          0.00         -1.15
      2013                                                115        20.06        2,316          5.90          0.00          6.27
      2012                                                122        18.88        2,306          7.53          0.00         18.33
      2011                                                124        15.95        1,972          8.16          0.00          1.71
      2010                                                123        15.69        1,929          8.93          0.00         14.92

Investments in the
  MFS Variable Insurance Trust
    Sub-Accounts:
      MFS Growth
      2014                                                309        26.89        8,321          0.10          0.00          8.94
      2013                                                339        24.68        8,365          0.23          0.00         36.85
      2012                                                366        18.04        6,609          0.00          0.00         17.39
      2011                                                396        15.37        6,092          0.20          0.00         -0.32
      2010                                                422        15.42        6,506          0.11          0.00         15.34
      MFS High Yield Portfolio
      2014                                                 95        10.69        1,019          6.04          0.00          2.81
      2013 (v)                                             99        10.40        1,031          4.72          0.00          4.02
      MFS Investors Growth Stock
      2014                                                 42        23.30          978          0.51          0.00         11.45
      2013                                                 45        20.90          940          0.62          0.00         30.29
      2012                                                 47        16.04          748          0.47          0.00         16.97
      2011                                                 46        13.71          634          0.56          0.00          0.58
      2010                                                 48        13.64          659          0.42          0.00         12.47

      (u) For the period beginning January 1, 2014, and ended December 5, 2014
      (v) For the period beginning August 16, 2013, and ended December 31, 2013

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  MFS Variable Insurance Trust
    Sub-Accounts (continued):
      MFS Investors Trust
      2014                                                242 $      23.35 $      5,658          0.94%         0.00%        11.01%
      2013                                                254        21.03        5,340          1.10          0.00         32.05
      2012                                                274        15.93        4,369          0.94          0.00         19.18
      2011                                                298        13.36        3,977          0.95          0.00         -2.18
      2010                                                303        13.66        4,145          1.13          0.00         11.10
      MFS New Discovery
      2014                                                226        42.21        9,539          0.00          0.00         -7.26
      2013                                                249        45.51       11,314          0.00          0.00         41.52
      2012                                                261        32.16        8,398          0.00          0.00         21.22
      2011                                                280        26.53        7,432          0.00          0.00        -10.27
      2010                                                337        29.56        9,952          0.00          0.00         36.34
      MFS Research
      2014                                                139        25.02        3,483          0.82          0.00         10.20
      2013                                                147        22.70        3,347          0.33          0.00         32.28
      2012                                                154        17.16        2,649          0.81          0.00         17.27
      2011                                                161        14.63        2,363          0.89          0.00         -0.45
      2010                                                169        14.70        2,490          0.86          0.00         15.90
      MFS Total Return
      2014                                                449        27.80       12,480          1.87          0.00          8.50
      2013                                                473        25.62       12,120          1.83          0.00         19.05
      2012                                                489        21.52       10,525          2.82          0.00         11.26
      2011                                                526        19.35       10,169          2.60          0.00          1.77
      2010                                                556        19.01       10,565          2.63          0.00          9.93
      MFS Utilities
      2014                                                 54        55.47        2,969          2.10          0.00         12.73
      2013                                                 57        49.21        2,801          2.37          0.00         20.52
      2012                                                 58        40.83        2,358          6.78          0.00         13.48
      2011                                                 61        35.98        2,187          3.41          0.00          6.78
      2010                                                 65        33.69        2,187          2.93          0.00         13.81
      MFS Value
      2014                                                 82        25.30        2,068          1.50          0.00         10.51
      2013                                                 89        22.89        2,046          1.17          0.00         35.89
      2012                                                 94        16.85        1,579          1.68          0.00         16.26
      2011                                                 95        14.49        1,382          1.49          0.00         -0.30
      2010                                                100        14.53        1,457          1.40          0.00         11.53
Investments in the
  Oppenheimer Variable Account Funds
    Sub-Accounts:
      Oppenheimer Discovery MidCap Growth
      2014                                                 95        18.92        1,805          0.00          0.00          5.78
      2013                                                102        17.88        1,824          0.01          0.00         35.98
      2012                                                111        13.15        1,458          0.00          0.00         16.45
      2011                                                113        11.29        1,274          0.00          0.00          1.10
      2010                                                101        11.17        1,127          0.00          0.00         27.46
      Oppenheimer Main Street Small Cap
      2014                                                227        43.81        9,931          0.84          0.00         11.93
      2013                                                241        39.14        9,415          0.92          0.00         41.01
      2012                                                258        27.75        7,165          0.58          0.00         17.99
      2011                                                272        23.52        6,392          0.61          0.00         -2.21
      2010                                                279        24.06        6,701          0.59          0.00         23.41

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
    Sub-Accounts:
      Oppenheimer Global (SS)
      2014                                                406 $      22.99 $      9,341          0.86%         0.00%         2.06%
      2013                                                416        22.53        9,375          1.16          0.00         26.99
      2012                                                427        17.74        7,573          1.91          0.00         20.95
      2011                                                419        14.67        6,141          1.08          0.00         -8.53
      2010                                                417        16.03        6,695          1.14          0.00         15.70
      Oppenheimer Main Street Small Cap (SS)
      2014                                                133        31.78        4,218          0.63          0.00         11.65
      2013                                                164        28.46        4,664          0.76          0.00         40.62
      2012                                                199        20.24        4,035          0.35          0.00         17.67
      2011                                                183        17.20        3,146          0.42          0.00         -2.38
      2010                                                202        17.62        3,562          0.39          0.00         23.06

Investments in the
  Panorama Series Fund, Inc.
    Sub-Account:
      Oppenheimer International Growth
      2014                                                 29        41.57        1,209          1.19          0.00         -7.22
      2013                                                 29        44.80        1,297          1.34          0.00         25.87
      2012                                                 28        35.59          993          1.49          0.00         22.22
      2011                                                 31        29.12          891          0.96          0.00         -7.16
      2010                                                 32        31.37        1,004          1.13          0.00         14.76

Investments in the
  PIMCO Variable Insurance Trust
    Sub-Accounts:
      Foreign Bond
      2014                                                143        20.74        2,972          1.84          0.00         11.17
      2013                                                150        18.65        2,793          1.83          0.00          0.50
      2012                                                175        18.56        3,247          2.25          0.00         10.86
      2011                                                251        16.74        4,205          1.86          0.00          6.77
      2010                                                234        15.68        3,662          1.97          0.00          8.49
      Money Market
      2014                                                197        11.74        2,309          0.01          0.00          0.01
      2013                                                196        11.74        2,295          0.06          0.00          0.06
      2012                                                215        11.73        2,527          0.06          0.00          0.06
      2011                                                228        11.72        2,678          0.06          0.00          0.06
      2010                                                247        11.72        2,898          0.05          0.00          0.05
      PIMCO Real Return
      2014                                                205        16.68        3,419          1.47          0.00          3.89
      2013                                                215        16.06        3,453          1.70          0.00         -9.91
      2012                                                224        17.83        3,995          1.07          0.00          8.76
      2011                                                232        16.39        3,803          2.08          0.00         11.68
      2010                                                224        14.67        3,280          1.48          0.00          8.11
      PIMCO Total Return
      2014                                                633        20.37       12,901          2.19          0.00          4.45
      2013                                                701        19.50       13,673          2.17          0.00         -2.11
      2012                                                784        19.92       15,617          2.63          0.00          9.61
      2011                                                843        18.17       15,315          2.61          0.00          3.61
      2010                                                858        17.54       15,043          2.56          0.00          8.10

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Putnam Variable Trust
    Sub-Account:
      VT International Value Fund
      2014                                                121 $      18.14 $      2,192          1.35%         0.00%       -9.49%
      2013                                                123        20.04        2,461          2.56          0.00         22.21
      2012                                                162        16.40        2,659          3.32          0.00         21.70
      2011                                                214        13.47        2,889          2.70          0.00        -13.78
      2010                                                229        15.63        3,581          3.06          0.00          7.12

Investments in the
  Putnam Variable Trust (Class IA)
    Sub-Accounts:
      VT High Yield (Class IA)
      2014                                                 36        26.95          968          6.40          0.00          1.91
      2013                                                 39        26.45        1,030          6.97          0.00          8.10
      2012                                                 41        24.47          992          7.83          0.00         16.34
      2011                                                 43        21.03          897          7.92          0.00          1.85
      2010                                                 44        20.65          919          6.99          0.00         14.54
      VT International Value Fund (Class IA)
      2014                                                 43        24.55        1,057          1.60          0.00         -9.29
      2013                                                 45        27.06        1,221          2.62          0.00         22.63
      2012                                                 53        22.07        1,164          3.31          0.00         21.80
      2011                                                 73        18.12        1,331          2.82          0.00        -13.52
      2010                                                 65        20.95        1,363          3.15          0.00          7.42

Investments in the
  Rydex Variable Trust
    Sub-Account:
      Guggenheim VT U.S. Long Short Equity Fund
      2014                                                 32        23.27          733          0.00          0.00          2.79
      2013                                                 34        22.64          773          0.00          0.00         17.46
      2012                                                 36        19.27          686          0.00          0.00          4.43
      2011                                                 35        18.45          637          0.00          0.00         -6.56
      2010                                                 37        19.75          733          0.00          0.00         11.21

Investments in the
  T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
      T. Rowe Price Blue Chip Growth
      2014                                                172        25.15        4,330          0.00          0.00          9.17
      2013                                                184        23.03        4,245          0.03          0.00         41.15
      2012                                                192        16.32        3,132          0.16          0.00         18.26
      2011                                                188        13.80        2,587          0.00          0.00          1.52
      2010                                                189        13.59        2,574          0.00          0.00         16.39

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  T. Rowe Price Equity Series, Inc.
    Sub-Accounts (continued):
      T. Rowe Price Equity Income
      2014                                                864 $      30.83 $     26,629          1.73%         0.00%         7.38%
      2013                                                935        28.71       26,862          1.56          0.00         29.72
      2012                                              1,016        22.14       22,490          2.18          0.00         17.15
      2011                                              1,122        18.89       21,208          1.77          0.00         -0.71
      2010                                              1,176        19.03       22,388          1.85          0.00         15.02
      T. Rowe Price Mid-Cap Growth
      2014                                                215        55.15       11,872          0.00          0.00         13.12
      2013                                                234        48.76       11,544          0.00          0.00         13.90
      2012                                                256        35.67        9,144          0.00          0.00         13.90
      2011                                                282        31.32        8,834          0.00          0.00         -1.27
      2010                                                311        31.72        9,854          0.00          0.00         28.12
      T. Rowe Price New America Growth
      2014                                                112        25.70        2,871          0.00          0.00          9.33
      2013                                                121        23.51        2,849          0.00          0.00         38.01
      2012                                                127        17.03        2,158          0.48          0.00         13.12
      2011                                                142        15.06        2,139          0.22          0.00         -1.07
      2010                                                148        15.22        2,249          0.15          0.00         19.65

Investments in the
  T. Rowe Price International Series, Inc.
    Sub-Account:
      T. Rowe Price International Stock
      2014                                                196        18.19        3,570          1.01          0.00         -1.24
      2013                                                226        18.42        4,165          0.86          0.00         14.05
      2012                                                231        16.15        3,730          1.27          0.00         18.44
      2011                                                247        13.64        3,372          1.59          0.00        -12.83
      2010                                                253        15.65        3,958          0.89          0.00         14.46

Investments in the
  The Alger Portfolios
    Sub-Accounts:
      Alger Capital Appreciation Class I-2
      2014                                                454        43.59       19,809          0.09          0.00         13.75
      2013                                                476        38.32       18,233          0.37          0.00         35.19
      2012                                                505        28.35       14,313          1.10          0.00         18.30
      2011                                                536        23.96       12,835          0.11          0.00         -0.30
      2010                                                561        24.03       13,477          0.37          0.00         14.03
      Alger Income and Growth Class I-2
      2014                                                220        26.29        5,786          2.16          0.00         12.52
      2013                                                241        23.36        5,631          1.98          0.00         29.92
      2012                                                265        17.98        4,769          3.09          0.00         12.34
      2011                                                355        16.01        5,678          1.59          0.00          6.51
      2010                                                325        15.03        4,878          1.39          0.00         12.27
      Alger Large Cap Growth Class I-2
      2014                                                506        24.04       12,170          0.16          0.00         10.99
      2013                                                556        21.66       12,050          0.79          0.00         35.08
      2012                                                593        16.04        9,513          1.22          0.00          9.87
      2011                                                634        14.60        9,261          1.02          0.00         -0.35
      2010                                                673        14.65        9,851          0.70          0.00         13.39

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  The Alger Portfolios
    Sub-Accounts (continued):
      Alger MidCap Growth Class I-2
      2014                                                719 $      34.64 $     24,915          0.00%         0.00%         8.01%
      2013                                                788        32.07       25,271          0.33          0.00         35.84
      2012                                                869        23.61       20,524          0.00          0.00         16.21
      2011                                                930        20.32       18,902          0.36          0.00         -8.27
      2010                                                963        22.15       21,331          0.00          0.00         19.38
      Alger SmallCap Growth Class I-2
      2014                                                275        24.08        6,630          0.00          0.00          0.44
      2013                                                312        23.97        7,475          0.00          0.00         34.26
      2012                                                343        17.85        6,132          0.00          0.00         12.50
      2011                                                397        15.87        6,306          0.00          0.00         -3.18
      2010                                                380        16.39        6,228          0.00          0.00         25.29

Investments in the
  The Universal Institutional Funds, Inc.
    Sub-Accounts:
      Morgan Stanley UIF Growth Class I
      2014                                                 65        28.91        1,877          0.00          0.00          6.36
      2013                                                 67        27.18        1,812          0.42          0.00         48.07
      2012                                                 67        18.36        1,226          0.00          0.00         14.38
      2011                                                 69        16.05        1,106          0.12          0.00         -2.80
      2010                                                 74        16.51        1,228          0.12          0.00         22.86
      Morgan Stanley UIF U.S. Real Estate Class I
      2014                                                160        43.17        6,925          1.45          0.00         29.72
      2013                                                168        33.28        5,579          1.11          0.00          2.05
      2012                                                173        32.61        5,628          0.89          0.00         15.84
      2011                                                180        28.15        5,063          0.86          0.00          5.92
      2010                                                187        26.58        4,970          2.09          0.00         29.96

Investments in the
  Van Eck Worldwide Insurance Trust
    Sub-Accounts:
      Van Eck Worldwide Emerging Markets
      2014                                                144        33.06        4,764          0.52          0.00         -0.41
      2013                                                150        33.19        4,982          1.48          0.00         12.02
      2012                                                154        29.63        4,549          0.00          0.00         29.81
      2011                                                154        22.83        3,525          1.05          0.00        -25.74
      2010                                                149        30.74        4,565          0.53          0.00         26.84
      Van Eck Worldwide Hard Assets
      2014                                                110        29.36        3,231          0.10          0.00        -19.10
      2013                                                113        36.29        4,090          0.65          0.00         10.53
      2012                                                114        32.84        3,739          0.63          0.00          3.39
      2011                                                114        31.76        3,630          1.25          0.00        -16.45
      2010                                                116        38.01        4,409          0.31          0.00         29.23
      Van Eck Worldwide Multi-Manager Alternatives
      2014                                                 22        12.03          261          0.00          0.00         -1.07
      2013                                                 21        12.16          255          0.00          0.00          5.05
      2012                                                 18        11.57          213          0.00          0.00          1.33
      2011                                                 19        11.42          212          0.92          0.00         -2.27
      2010                                                 20        11.68          236          0.00          0.00          4.97

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                               Protector Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Wells Fargo Variable Trust
    Sub-Accounts:
      Wells Fargo VT Advantage Discovery
      2014                                                208 $      29.33 $      6,105          0.00%         0.00%         0.36%
      2013                                                232        29.23        6,775          0.01          0.00         43.80
      2012                                                240        20.33        4,870          0.00          0.00         17.74
      2011                                                262        17.27        4,525          0.00          0.00          0.42
      2010                                                336        17.19        5,782          0.00          0.00         35.54
      Wells Fargo VT Advantage Opportunity
      2014                                                336        23.00        7,735          0.06          0.00         10.42
      2013                                                367        20.83        7,653          0.00          0.00         30.68
      2012                                                405        15.94        6,457          0.10          0.00         15.52
      2011                                                454        13.79        6,263          0.15          0.00         -5.52
      2010                                                487        14.60        7,107          0.73          0.00         23.76

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               Total Accumulator Policies
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  AllianceBernstein
    Sub-Accounts:
      VPS Growth and Income Class A
      2014                                                 28 $      16.26 $        454          1.43%         0.00%         9.54%
      2013                                                 24        14.85          360          1.45          0.00         34.96
      2012                                                 15        11.00          163          1.71          0.00         17.52
      2011                                                 11         9.36          101          1.26          0.00          6.32
      2010                                                  8         8.80           70          0.00          0.00         13.09
      VPS International Growth Class A
      2014                                                 29         9.05          262          0.00          0.00         -1.19
      2013                                                 24         9.16          216          0.97          0.00         13.60
      2012                                                 18         8.07          147          1.60          0.00         15.54
      2011                                                 13         6.98           90          2.70          0.00        -15.85
      2010                                                 10         8.30           83          1.73          0.00         12.90
      VPS International Value Class A
      2014                                                 21         7.23          153          3.84          0.00         -6.21
      2013                                                 18         7.71          142          6.38          0.00         23.00
      2012                                                 16         6.27          102          1.80          0.00         14.53
      2011                                                 14         5.47           74          4.82          0.00        -19.25
      2010                                                  8         6.78           54          3.45          0.00          4.59
      VPS Small Cap Growth Class A
      2014                                                 21        20.31          416          0.00          0.00         -1.81
      2013                                                 17        20.69          349          0.00          0.00         45.66
      2012                                                 15        14.20          207          0.00          0.00         15.02
      2011                                                 13        12.35          155          0.00          0.00          4.46
      2010                                                  7        11.82           86          0.00          0.00         36.90
      VPS Small/Mid Cap Value Class A
      2014                                                 16        18.62          289          0.71          0.00          9.20
      2013                                                 13        17.05          227          0.00          0.00         38.06
      2012                                                  9        12.35          114          0.00          0.00         18.75
      2011                                                  7        10.40           76          0.42          0.00         -8.39
      2010                                                  4        11.35           51          0.33          0.00         26.91

Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts:
      VIP Contrafund
      2014                                                150        16.06        2,401          0.95          0.00         11.94
      2013                                                131        14.34        1,875          1.08          0.00         31.29
      2012                                                110        10.93        1,197          1.37          0.00         16.42
      2011                                                 99         9.39          926          1.02          0.00         -2.53
      2010                                                 69         9.63          661          1.20          0.00         17.22
      VIP Emerging Markets
      2014                                                 40        10.88          435          0.41          0.00          1.38
      2013                                                 32        10.73          342          0.84          0.00          3.85
      2012                                                 23        10.33          239          1.29          0.00         14.37
      2011                                                 15         9.03          134          1.67          0.00        -21.01
      2010 (y)                                              4        11.43           41          1.51          0.00         14.35
      VIP Equity-Income
      2014                                                 47        14.56          682          2.83          0.00          8.72
      2013                                                 44        13.39          586          2.55          0.00         28.15
      2012                                                 40        10.45          414          3.13          0.00         17.31
      2011                                                 41         8.91          362          2.54          0.00          0.97
      2010                                                 19         8.82          170          1.75          0.00         15.15

      (y) For period beginning April 30, 2010 and ended December 31, 2010

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Fidelity Variable Insurance Products Fund
    Sub-Accounts (continued):
      VIP Growth
      2014                                                 50 $      15.92 $        796          0.19%         0.00%        11.30%
      2013                                                 42        14.30          596          0.29          0.00         36.34
      2012                                                 35        10.49          366          0.63          0.00         14.69
      2011                                                 26         9.15          239          0.38          0.00          0.20
      2010                                                 17         9.13          156          0.26          0.00         24.17
      VIP Growth & Income
      2014                                                 32        15.82          503          1.89          0.00         10.47
      2013                                                 29        14.32          408          2.06          0.00         33.56
      2012                                                 25        10.72          266          2.69          0.00         18.56
      2011                                                 17         9.04          158          2.12          0.00          1.61
      2010                                                 12         8.90          108          0.88          0.00         14.87
      VIP High Income
      2014                                                 24        15.45          368          6.60          0.00          1.16
      2013                                                 19        15.27          288          6.35          0.00          5.95
      2012                                                 15        14.41          214          5.29          0.00         14.23
      2011                                                 19        12.62          237          9.95          0.00          4.03
      2010                                                  7        12.13           86         11.52          0.00         13.82
      VIP Index 500 - Service Class
      2014                                                174        16.76        2,916          1.64          0.00         13.46
      2013                                                161        14.78        2,380          1.97          0.00         32.11
      2012                                                146        11.18        1,628          2.32          0.00         15.81
      2011                                                117         9.66        1,129          2.20          0.00          1.93
      2010                                                 84         9.48          798          2.06          0.00         14.91
      VIP Investment Grade Bond
      2014                                                 50        14.14          701          2.23          0.00          5.83
      2013                                                 46        13.36          610          2.38          0.00         -1.78
      2012                                                 30        13.61          410          2.42          0.00          5.90
      2011                                                 21        12.85          275          3.46          0.00          7.33
      2010                                                 13        11.97          161          3.83          0.00          7.80
      VIP Mid Cap
      2014                                                 96        17.01        1,628          0.28          0.00          6.29
      2013                                                 81        16.01        1,293          0.55          0.00         36.23
      2012                                                 73        11.75          855          0.69          0.00         14.83
      2011                                                 63        10.23          648          0.33          0.00        -10.61
      2010                                                 38        11.45          429          0.46          0.00         28.83
      VIP Money Market
      2014                                                 70        10.30          721          0.01          0.00          0.01
      2013                                                102        10.30        1,055          0.03          0.00          0.03
      2012                                                 51        10.30          527          0.13          0.00          0.14
      2011                                                 52        10.29          533          0.11          0.00          0.11
      2010                                                 27        10.28          276          0.18          0.00          0.24
      VIP Real Estate
      2014                                                 61        16.32          988          1.95          0.00         30.18
      2013                                                 54        12.54          682          2.26          0.00          1.82
      2012                                                 37        12.31          460          1.78          0.00         18.57
      2011                                                 22        10.38          233          1.41          0.00          8.09
      2010                                                 14         9.61          134          1.68          0.00         30.42
      VIP Value Strategies
      2014                                                 15        16.67          247          1.12          0.00          6.80
      2013                                                 13        15.61          204          1.01          0.00         30.49
      2012                                                 11        11.96          135          0.68          0.00         27.28
      2011                                                 10         9.40           93          1.40          0.00         -8.81
      2010                                                  5        10.31           53          0.68          0.00         26.63

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Franklin Templeton Investments
    Sub-Accounts:
      Franklin High Income VIP Fund Class 1 (l)
      2014                                                 14 $      16.12 $     221.00          5.69%         0.00%         0.21%
      2013                                                 12        16.08          191          6.96          0.00          8.17
      2012                                                  9        14.87          127          7.37          0.00         15.94
      2011                                                  6        12.82           77          5.77          0.00          4.63
      2010                                                  4        12.26           48          5.93          0.00         13.71
      Franklin Income VIP Fund Class 1 (m)
      2014                                                 26        14.89          384          5.09          0.00          4.92
      2013                                                 24        14.19          339          6.02          0.00         14.18
      2012                                                 20        12.43          243          6.63          0.00         12.91
      2011                                                 14        11.01          158          4.48          0.00          2.71
      2010                                                 15        10.72          166          4.35          0.00         12.87
      Franklin Mutual Global Discovery VIP Fund Class 1 (n)
      2014                                                 38        15.56          598          2.34          0.00          5.98
      2013                                                 34        14.68          501          2.54          0.00         27.95
      2012                                                 27        11.48          310          3.46          0.00         13.63
      2011                                                 22        10.10          222          1.80          0.00         -2.73
      2010                                                 26        10.38          271          2.03          0.00         12.24
      Franklin Mutual Shares VIP Fund Class 1 (o)
      2014                                                 20        14.66          288          2.17          0.00          7.38
      2013                                                 18        13.66          251          2.39          0.00         28.53
      2012                                                 16        10.62          166          2.45          0.00         14.61
      2011                                                 12         9.27          108          2.76          0.00         -0.79
      2010                                                  8         9.34           70          1.86          0.00         11.47
      Franklin Small Cap Value VIP Fund Class 1 (p)
      2014                                                 39        17.26          668          0.80          0.00          0.88
      2013                                                 33        17.11          560          1.44          0.00         36.50
      2012                                                 29        12.53          367          0.96          0.00         18.75
      2011                                                 23        10.56          244          0.92          0.00         -3.53
      2010                                                 13        10.94          147          0.83          0.00         28.49
      Franklin Small-Mid Cap Growth VIP Fund Class 1 (q)
      2014                                                 21        17.76          378          0.00          0.00          7.78
      2013                                                 17        16.48          283          0.00          0.00         38.50
      2012                                                 14        11.90          166          0.00          0.00         11.12
      2011                                                 11        10.71          115          0.00          0.00         -4.59
      2010                                                  9        11.22          100          0.00          0.00         27.94
      Franklin Strategic Income VIP Fund Class 1 (r)
      2014                                                 18        14.95          262          5.95          0.00          2.12
      2013                                                 14        14.64          210          6.03          0.00          3.52
      2012                                                 11        14.14          162          8.55          0.00         13.12
      2011                                                  8        12.50           96          6.14          0.00          2.78
      2010                                                  5        12.16           65          4.85          0.00         11.21
      Franklin U.S. Government Securities VIP Fund Class 1 (s)
      2014                                                 22        12.61          275          2.94          0.00          3.64
      2013                                                 19        12.17          235          1.35          0.00         -1.99
      2012                                                 56        12.42          692          1.25          0.00          2.12
      2011                                                 14        12.16          165          3.24          0.00          5.96
      2010                                                 12        11.48          139          5.01          0.00          5.56
      Templeton Global Bond VIP Fund Class 1 (t)
      2014                                                 49        16.47          803          5.22          0.00          2.12
      2013                                                 42        16.12          682          4.76          0.00          1.89
      2012                                                 36        15.82          569          6.56          0.00         15.31
      2011                                                 39        13.72          542          5.77          0.00         -0.61
      2010                                                 28        13.81          382          2.13          0.00         14.71

      (l) Previously known as VIP High Income Securities
      (m) Previously known as VIP Income Securities
      (n) Previously known as VIP Mutual Global Discovery Securities
      (o) Previously known as VIP Mutual Shares Securities
      (p) Previously known as VIP Small Cap Value Securities
      (q) Previously known as VIP Small-Mid Cap Growth Securities
      (r) Previously known as VIP Strategic Income Securities
      (s) Previously known as VIP U.S. Government
      (t) Previously known as VIP Global Income Securities

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Ibbotson
    Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
      2014                                               303 $      13.08 $      3,969          1.25%         0.00%         4.74%
      2013                                               258        12.49        3,226          1.38          0.00         18.53
      2012                                               221        10.54        2,326          1.50          0.00         14.46
      2011                                               194         9.21        1,781          1.33          0.00         -4.85
      2010                                               144         9.67        1,397          0.55          0.00         15.58
      Balanced ETF Asset Allocation
      2014                                               327        13.32        4,350          1.38          0.00          4.79
      2013                                               282        12.71        3,590          1.80          0.00         12.19
      2012                                               232        11.33        2,632          2.24          0.00         11.00
      2011                                               172        10.21        1,752          1.43          0.00         -0.56
      2010                                               128        10.26        1,314          1.03          0.00         11.85
      Conservative ETF Asset Allocation
      2014                                                21        12.48          258          1.24          0.00          3.10
      2013                                                17        12.11          206          1.34          0.00          2.77
      2012                                                14        11.78          158          1.78          0.00          5.48
      2011                                                 9        11.17          104          1.43          0.00          3.42
      2010                                                 6        10.80           70          1.74          0.00          6.67
      Growth ETF Asset Allocation
      2014                                               617        13.31        8,212          1.28          0.00          4.85
      2013                                               562        12.70        7,136          1.58          0.00         16.78
      2012                                               469        10.87        5,100          1.73          0.00         13.24
      2011                                               379         9.60        3,638          1.46          0.00         -3.50
      2010                                               282         9.95        2,803          0.94          0.00         14.19
      Income and Growth ETF Asset Allocation
      2014                                                66        12.89          857          1.51          0.00          3.63
      2013                                                65        12.44          809          1.86          0.00          7.58
      2012                                                50        11.56          572          2.34          0.00          8.18
      2011                                                22        10.69          238          1.16          0.00          1.37
      2010                                                17        10.55          176          0.90          0.00          9.04

Investments in the
  Invesco Funds
    Sub-Accounts:
      Invesco V.I. American Value
      2014                                                18        18.07          318          0.45          0.00          9.75
      2013                                                14        16.47          223          0.68          0.00         34.27
      2012                                                14        11.05          158          1.56          0.00         14.63
      2011                                                13         9.64          129          1.30          0.00         -2.01
      2010                                                11         9.84          110          0.10          0.00         12.51
      Invesco V. I. Government Securities
      2014                                                 4        11.10           47          3.20          0.00          4.14
      2013                                                 4        10.66           38          3.67          0.00         -2.62
      2012                                                 3        10.95           30          3.21          0.00          2.48
      2011 (x)                                             2        10.68           25          0.00          0.00          6.84
      Invesco V.I. Growth and Income Fund - Series I
      2014                                                18        16.34          291          1.80          0.00         10.28
      2013                                                16        14.82          238          1.55          0.00         34.08
      2012                                                11        12.26          129          0.72          0.00         17.31
      2011                                                 8        10.46           81          0.72          0.00          0.92
      2010                                                 4        10.36           44          0.88          0.00         22.24

      (x) For period beginning April 29, 2011, and ended December 31, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Janus Aspen Series
    Sub-Accounts:
      Balanced
      2014                                                 67 $      17.12 $      1,146          1.75%         0.00%         8.51%
      2013                                                 50        15.78          785          1.54          0.00         20.15
      2012                                                 40        13.13          517          2.88          0.00         13.62
      2011                                                 32        11.56          375          2.41          0.00          1.64
      2010                                                 25        11.37          289          2.78          0.00          8.39
      Enterprise
      2014                                                 12        17.44          215          0.16          0.00         12.52
      2013                                                  8        15.50          125          0.52          0.00         32.38
      2012                                                  6        11.71           73          0.00          0.00         17.29
      2011                                                  4         9.98           43          0.00          0.00         -1.42
      2010                                                  4        10.13           43          0.06          0.00         25.85
      Flexible Bond
      2014                                                 13        15.29          195          3.33          0.00          4.94
      2013                                                 12        14.57          171          2.41          0.00         -0.14
      2012                                                 12        14.59          174          3.45          0.00          8.34
      2011                                                  7        13.47           97          4.07          0.00          6.74
      2010                                                  5        12.62           63          3.85          0.00          7.97
      Forty Portfolio
      2014                                                 43        14.07          611          0.15          0.00          8.73
      2013                                                 37        12.94          482          0.69          0.00         31.23
      2012                                                 30         9.86          294          0.75          0.00         24.16
      2011                                                 25         7.94          200          0.38          0.00         -6.69
      2010                                                 33         8.51          282          0.35          0.00          6.75
      Global Technology
      2014                                                 19        19.05          354          0.00          0.00          9.64
      2013                                                 16        17.37          283          0.00          0.00         35.76
      2012                                                 13        12.80          169          0.00          0.00         19.60
      2011                                                  9        10.70           92          0.00          0.00         -8.68
      2010                                                  6        11.72           74          0.00          0.00         24.83
      Mid Cap Value
      2014                                                 24        16.33          388          1.41          0.00          8.77
      2013                                                 22        15.01          325          1.28          0.00         26.09
      2012                                                 18        11.91          220          1.06          0.00         11.14
      2011                                                 14        10.71          145          0.84          0.00         -2.64
      2010                                                 10        11.01          113          0.97          0.00         15.66
      Overseas
      2014                                                 97         8.19          793          3.00          0.00        -11.87
      2013                                                 77         9.30          718          3.08          0.00         14.56
      2012                                                 63         8.11          510          0.74          0.00         13.47
      2011                                                 60         7.15          426          0.49          0.00        -32.17
      2010                                                 37        10.54          391          0.77          0.00         25.31

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value     (000s)    Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  Oppenheimer Variable Account Funds
    Sub-Accounts:
      Oppenheimer Capital Income
      2014                                                 22 $      11.11 $        241          2.04%         0.00%         8.20%
      2013                                                 20        10.27          206          2.25          0.00         13.17
      2012                                                 18         9.08          160          1.23          0.00         12.34
      2011                                                 15         8.08          123          1.84          0.00          0.72
      2010                                                  9         8.02           70          0.85          0.00         12.91
      Oppenheimer Core Bond
      2014                                                 13         9.52          124          5.02          0.00          7.27
      2013                                                 12         8.87          104          5.25          0.00         -0.10
      2012                                                 10         8.88           87          5.18          0.00         10.29
      2011                                                  7         8.05           59          4.84          0.00          8.27
      2010                                                  5         7.44           35          1.39          0.00         11.41
      Oppenheimer Global
      2014                                                 56        14.65          815          1.08          0.00          2.29
      2013                                                 52        14.32          746          1.47          0.00         27.31
      2012                                                 38        11.25          426          2.13          0.00         21.26
      2011                                                 28         9.28          263          1.20          0.00         -8.29
      2010                                                 22        10.11          220          0.80          0.00         15.96
      Oppenheimer Global Strategic Income
      2014                                                 19        13.36          255          4.24          0.00          2.84
      2013                                                 17        12.99          215          6.44          0.00         -0.13
      2012                                                 12        13.01          154          5.63          0.00         13.53
      2011                                                  9        11.46          106          2.24          0.00          0.85
      2010                                                  4        11.36           45          6.32          0.00         14.97
      Oppenheimer Main Street Small Cap
      2014                                                 45        20.02          905          0.84          0.00         11.93
      2013                                                 39        17.89          701          0.92          0.00         41.01
      2012                                                 33        12.69          412          0.58          0.00         17.99
      2011                                                 23        10.75          246          0.61          0.00         -2.21
      2010                                                 16        10.99          173          0.59          0.00         23.41
      Oppenheimer Equity Income
      2014                                                 17        17.79          294          1.86          0.00         11.08
      2013                                                 14        16.02          217          1.36          0.00         28.93
      2012                                                 12        12.42          147          1.40          0.00         16.08
      2011                                                  9        10.70           99          0.92          0.00         -4.93
      2010                                                  8        11.26           88          0.75          0.00         18.85

Investments in the
  Panorama Series Fund, Inc.
    Sub-Account:
      Oppenheimer International Growth
      2014                                                 38        12.62          477          1.19          0.00         -7.22
      2013                                                 28        13.60          386          1.34          0.00         25.87
      2012                                                 22        10.81          239          1.49          0.00         22.22
      2011                                                 19         8.84          169          0.96          0.00         -7.16
      2010                                                  9         9.52           89          1.13          0.00         14.76

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                          Total Accumulator Policies (continued)
                                                   ------------------------------------------------------------------------------
                                                            At December 31,                   For the year ended December 31,
                                                   ------------------------------------ -----------------------------------------
                                                      Units   Accumulation  Net Assets   Investment      Expense        Total
                                                     (000s)    Unit Value    (000s)     Income Ratio*    Ratio**      Return***
                                                   ---------- ------------ ------------ -------------  ------------ -------------
Investments in the
  The Alger Portfolios
    Sub-Accounts:
      Alger Balanced Class I-2
      2014                                                 14 $      13.59 $        187          2.12%         0.00%         9.43%
      2013                                                 12        12.42          145          1.29          0.00         15.28
      2012                                                  9        10.78          101          1.26          0.00          6.23
      2011                                                  8        10.14           78          2.64          0.00          0.03
      2010                                                  5        10.14           55          2.16          0.00         10.33
      Alger Capital Appreciation Class I-2
      2014                                                 83        19.09        1,575          0.09          0.00         13.75
      2013                                                 68        16.78        1,142          0.37          0.00         35.19
      2012                                                 55        12.42          677          1.10          0.00         18.30
      2011                                                 36        10.50          380          0.11          0.00         -0.30
      2010                                                 22        10.53          236          0.37          0.00         14.03
      Alger Large Cap Growth Class I-2
      2014                                                 29        16.01          461          0.16          0.00         10.99
      2013                                                 25        14.42          365          0.79          0.00         35.08
      2012                                                 23        10.68          244          1.22          0.00          9.87
      2011                                                 14         9.72          137          1.02          0.00         -0.35
      2010                                                  9         9.75           92          0.70          0.00         13.39
      Alger MidCap Growth Class I-2
      2014                                                 47        13.62          639          0.00          0.00          8.01
      2013                                                 36        12.61          451          0.33          0.00         35.84
      2012                                                 30         9.28          278          0.00          0.00         16.21
      2011                                                 22         7.99          178          0.36          0.00         -8.27
      2010                                                 17         8.71          149          0.00          0.00         19.38

Investments in the
  The Universal Institutional Funds, Inc.
    Sub-Accounts:
      Morgan Stanley UIF Emerging Markets Class I
      2014                                                 39         8.64          333          0.38          0.00         -4.49
      2013                                                 38         9.04          339          1.17          0.00         -1.02
      2012                                                 32         9.14          292          0.00          0.00         19.95
      2011                                                 31         7.62          236          0.44          0.00        -18.22
      2010                                                 24         9.31          222          0.59          0.00         19.02
      Morgan Stanley UIF Growth Class I
      2014                                                  6        18.65          112          0.00          0.00          6.36
      2013                                                  5        17.54           94          0.42          0.00         48.07
      2012                                                  4        11.84           56          0.00          0.00         14.38
      2011                                                  4        10.36           42          0.12          0.00         -2.80
      2010                                                  3        10.65           35          0.12          0.00         22.86

                                     PART C

                                OTHER INFORMATION


Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

      (b) Custodian Agreement (Not Applicable)

      (c) (i) Principal Underwriting Agreement

              (a) Amended and Restated Principal Underwriting Agreement by and
               between Lincoln Benefit Life Company and Allstate Distributors, LLC, effective April 1, 2014. (14)

            (ii) Form of  Selling Agreement (4)

            (iii) Schedule of Sales Commissions (3)

      (d) Form of the Investors Select Variable Universal Life Policy (3)

      (e) Application Form (2)

      (f) (1) Certificate of Incorporation of Lincoln Benefit (18)

      (2) By-laws of Lincoln Benefit (19)

      (g) Contracts of Reinsurance (5)

           (1) Amended and Restated Reinsurance Agreement by and between
               Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (15)

      (h) Fund Participation Agreements:

               (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

               (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

               (4) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company(1)

                     (ii) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                     (iii)Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

               (5) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

               (6) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (6)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (7)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

               (9)   (i) Form of Participation Agreement between Lincoln Benefit
                      Life Company and OCC Accumulation Trust (8)

                     (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (9)

               (10) Form of Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit Life Company
               (6)

               (11) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (6)

               (12) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (8)

               (13) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company
               (6)

               (14) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (6)

               (15) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS, Inc. (6)

               (16) Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company (8)

               (17) Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP (8)

               (18) Form of Participation Agreement between Financial Investors Variable Insurance Trust and Lincoln Benefit Life Company (13)


      (i) Administrative Contracts

           (1) Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (16)

      (j) Other Material Contracts

           (1) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (17)

      (k) Opinion and Consent of Counsel (3)

      (l) Actuarial Opinion and Consent (10)

      (m) Sample Calculations (10)

      (n) Other Consents

               (1) Consent of Independent Registered Public Accounting Firm - PricewaterhouseCoopers LLP (filed herewith)

               (2) Consent of Independent Registered Public Accounting Firm - Deloitte & Touche LLP (filed herewith)

      (o) Omitted financial statements (Not applicable)

      (p) Initial Capital Arrangements (Not Applicable)

      (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

      (r) Table of Surrender Charge Factors and Percentages (10)

     (99) (a) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze (filed herewith)

                           -----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

(3) Incorporated by reference from Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(5) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(6) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(7) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427, 811-7924).

(8) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(10) Incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(11) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2006.

(12) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2007.

(13) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 30, 2009.

(14) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375)

(15) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375)

(16) Incorporated herein by reference to Exhibit 10.24 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375)

(17) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180375)

(18) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203371)

(19) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553)


Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

     Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

NAME                     POSITION/OFFICE WITH DEPOSITOR
Weldon Wilson          Director, Chief Executive Officer
Keith Gubbay           President and Chief Actuarial Officer
Robyn Wyatt            Chief Financial Officer, Executive Vice President
                       and Treasurer
Karl Chappell          Managing Director, Investments & Mergers and
                       Acquisitions
Simon Packer           Chief Transformation Officer
Leigh McKegney         Chief Legal Officer, Secretary and Vice President



Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Lancaster Re Captive Insurance Company, organized under laws of the State of Nebraska


Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. In connection with its acquisition of the Depositor, Resolution Life Inc. has obtained directors and officers liability insurance which insures against certain liabilities that the Depositors directors and officers and its subsidiaries, may, in such capacities, incur.

         The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the Amended and Restated Principal Underwriting Agreement, Depositor agrees to indemnify and hold harmless Distributor against all losses arising out of or based upon (a) the failure of Depositor to perform any of its obligations under the agreement, (b) the inaccuracy of any warranty or representation of Depositor made in the agreement, (c)(i) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus relating to a Distributor-sold Policy or any interest offered under a Distributor-sold Policy or any amendment thereof, based on information provided in writing by Depositor after the date of the agreement, expressly for use by Allstate Life Insurance Company, as Administrator under the Administrative Services Agreement, in the preparation of such registration statement or prospectus, and (ii) any untrue statement or alleged untrue statement of a material fact or omission contained in any registration statement or prospectus or other product materials relating to an MBA-sold Policy or any interest offered under an MBA-sold Policy or any amendment thereof, except to the extent such statement or omission was made in reliance upon information furnished in writing to Depositor by Distributor after the date of the agreement; (d) any negligence or willful misconduct or violation of applicable law by Depositor and/or any of its officers, employees, agents or representatives in performing its obligations under the agreement with respect to the policies that are the subject of the agreement, and/or (e) any successful enforcement of the indemnity in the agreement; provided that, (x) Depositor will have no obligation to indemnify the Distributor to the extent such loss results from (i) any act or omission resulting from the negligence or willful misconduct of Distributor after the date of the agreement, or (ii) any violation by Distributor of its obligations under the agreement; and (y) Depositor will have no obligation under the agreement to indemnify the Distributor for any loss to the extent that such loss was caused by Allstate Life Insurance Company in its performance of services on behalf of Depositor under the Administrative Services Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30. PRINCIPAL UNDERWRITERS

     Allstate Distributors, L.L.C, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

     As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ADLLC also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC:

     Allstate Financial Advisors Separate Account I
     Allstate Life Variable Life Separate Account A
     Allstate Life of New York Separate Account A
     Allstate Life of New York Variable Life Separate Account A
     Charter National Variable Annuity Account
     Intramerica Variable Annuity Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                          Position with Distributor

WILFORD J. KAVANAUGH           MANAGER,  CHAIRMAN OF THE BOARD AND PRESIDENT
ANGELA K. FONTANA              MANAGER AND ASSISTANT SECRETARY
MARIO IMBARRATO                MANAGER
P. JOHN RUGEL                  MANAGER
D. SCOTT HARPER                SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
P. KELLY NOLL                  SENIOR VICE PRESIDENT AND CHIEF PRIVACY OFFICER
MARIO RIZZO                    SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
MARIAN GOLL                    VICE PRESIDENT AND TREASURER
ALLEN R. REED                  VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
DANA GOLDSTEIN                 CHIEF COMPLIANCE OFFICER
STEPHANIE D. NEELY             VICE PRESIDENT AND ASSISTANT TREASURER
DANIEL G. GORDON               ASSISTANT SECRETARY
LISETTE S. WILLEMSEN           ASSISTANT SECRETARY


Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

     The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32. MANAGEMENT SERVICES

         None.


Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                    SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Stamford, and State of Connecticut on April 17, 2015.



                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                                  (Registrant)

                       By:  LINCOLN BENEFIT LIFE COMPANY


                             By: /s/ W. Weldon Wilson

                  - - - - - - - - - - - - - - - - - - - - - - - - -

                                 W. Weldon Wilson
                          Director and Chief Executive Officer


                            LINCOLN BENEFIT LIFE COMPANY
                                    (Depositor)


                             By: /s/ W. Weldon Wilson

                  - - - - - - - - - - - - - - - - - - - - - - - - -

                                 W. Weldon Wilson
                        Director and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 17, 2015.


(Signature)                          (Title)

*/ Stephen Campbell                  Director
----------------------
Stephen Campbell


*/ Richard Carbone                   Director
----------------------
Richard Carbone


*/ Clive Cowdery                     Director
----------------------
Clive Cowdery


*/ Ann Frohman                       Director
----------------------
Ann Frohman


*/ Jon Hack                          Director
----------------------
Jon Hack


*/ Robert Stein                      Director
----------------------
Robert Stein


*/ Grace Vandecruze                  Director
----------------------
Grace Vandecruze


/s/ W. Weldon Wilson                 Director and Chief Executive Officer
----------------------               (principal executive officer)
W. Weldon Wilson


/s/ Robyn Wyatt                      Chief Financial Officer, Treasurer and
----------------------               Executive Vice President (principal
Robyn Wyatt                          financial officer and principal
                                     accounting officer)

* By Robyn Wyatt, pursuant to Power of Attorney






                                INDEX TO EXHIBITS

                         FOR POST-EFFECTIVE AMENDMENT TO

                       REGISTRATION STATEMENT ON FORM N-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                      SEQUENTIAL PAGE NO.
26(n)(1)        Consent of Independent Registered Public Accounting Firm - PricewaterhouseCoopers LLP
26(n)(2)        Consent of Independent Registered Public Accounting Firm - Deloitte & Touche LLP
 (99)(a)        Powers of Attorney for Stephen Campbell, Richard Carbone, Clive
                Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze